ANNUITY INVESTORS VARIABLE ACCOUNT C

Financial Statements

Year Ended December 31, 2024

with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT C

FINANCIAL STATEMENTS

Year Ended December 31, 2024

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Annuity Investors Life Insurance Company and Contract Holders of Annuity Investors Variable Account C:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix that comprise Annuity Investors Variable Account C (the Separate Account) , as of December 31, 2024, the related statements of operations for the year or period listed in the Appendix and changes in net assets for each of the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 7 for each of the years in the four-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the sub-accounts as of December 31, 2024, the results of their operations for the year or period listed in the Appendix, the changes in their net assets for each of the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 7 for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights in Note 7 for the year or period ended December 31, 2020 were audited by other independent registered public accountants whose report, dated April 26, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 2021.

Columbus, Ohio

April 9, 2025

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets and liabilities as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AB Variable Products Series Fund, Inc.

AB International Value Portfolio-Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Value Fund-Series I Shares

Invesco V.I. Capital Appreciation Fund-Series II Shares

Invesco V.I. Comstock Fund-Series I Shares

Invesco V.I. Core Equity Fund-Series I Shares

Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares

Invesco V.I. Diversified Dividend Fund-Series I Shares

Invesco V.I. Equity and Income Fund-Series II Shares

Invesco V.I. EQV International Equity Fund-Series II Shares

Invesco V.I. Global Fund-Series II Shares

Invesco V.I. Global Real Estate Fund-Series II Shares

Invesco V.I. Government Securities-Fund Series II Shares

Invesco V.I. Health Care Fund-Series I Shares

Invesco V.I. Main Street Fund®-Series II Shares

Invesco V.I. Main Street Mid Cap Fund®-Series II Shares

Invesco V.I. Main Street Small Cap Fund®-Series II Shares

Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust

Morningstar Balanced ETF Asset Allocation Portfolio-Class II

Morningstar Conservative ETF Asset Allocation Portfolio-Class II

Morningstar Growth ETF Asset Allocation Portfolio-Class II

Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

BNY Mellon Investment Portfolios

MidCap Stock Portfolio-Service Shares

Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc.-Service Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Service Shares

BNY Mellon Variable Investment Fund

Appreciation Portfolio-Service Shares

Government Money Market Portfolio

Calamos® Advisors Trust

Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.

Davis Equity Portfolio (1)

Deutsche DWS Variable Series II

DWS International Growth VIP-Class A

DWS Small Mid Cap Value VIP-Class B

Franklin Templeton Variable Insurance Products Trust

Franklin Mutual Global Discovery VIP Fund-Class 2

Franklin Mutual Shares VIP Fund-Class 2

Franklin Small Cap Value VIP Fund-Class 2

Franklin U.S. Government Securities VIP Fund-Class 2

Templeton Foreign VIP Fund-Class 2

Templeton Global Bond VIP Fund-Class 2

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio-Service Shares

Janus Henderson VIT Enterprise Portfolio-Service Shares

Janus Henderson VIT Global Research Portfolio-Service Shares

Janus Henderson VIT Overseas Portfolio-Service Shares

Janus Henderson VIT Research Portfolio-Service Shares

Lincoln Variable Insurance Products Trust

LVIP American Century Capital Appreciation Fund-Standard Class II (1)

LVIP American Century Large Company Value Fund- Standard Class II (1)

LVIP American Century Mid Cap Value Fund- Standard Class II (1)

LVIP American Century Ultra® Fund- Standard Class II (1)

Morgan Stanley Variable Insurance Fund, Inc.

Discovery Portfolio-Class I

Neuberger Berman Advisers Management Trust

Mid Cap Growth Portfolio-Class S

Sustainable Equity Portfolio-Class S

PIMCO Variable Insurance Trust

PIMCO High Yield Portfolio-Administrative Class

PIMCO Real Return Portfolio-Administrative Class

PIMCO Total Return Portfolio-Administrative Class

Wilshire Variable Insurance Trust

Wilshire Global Allocation Fund

Statement of operations for the period from January 1, 2024 to April 26, 2024 (liquidation) and the statements of changes in net assets for the period from January 1, 2024 to April 26, 2024 (liquidation) and the year ended December 31, 2023.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Conservative Balanced Fund-Series II Shares

Statement of operations for the period from January 1, 2024 to December 4, 2024 (liquidation) and the statements of changes in net assets for the period from January 1, 2024 to December 4, 2024 (liquidation) and the year ended December 31, 2023.

Morgan Stanley Variable Insurance Fund, Inc.

U.S. Real Estate Portfolio-Class I

Statement of operations for the period from January 1, 2024 to August 16, 2024 (liquidation) and the statements of changes in net assets for the period from January 1, 2024 to August 16, 2024 (liquidation) and the year ended December 31, 2023.

Rydex Variable Trust

Guggenheim Long Short Equity Fund

Statement of changes in net assets for the period from January 1, 2023 to July 28, 2023 (liquidation).

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio-Class I

(1)	See Note 1 to the financial statements for the former name of the sub-account.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES

As of December 31, 2024

	Shares	Cost	Fair Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	40,911.553	$573,074	$616,128
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	296,616.155	4,415,069	5,238,241
Invesco V.I. Capital Appreciation Fund-Series II Shares	175,087.154	8,162,329	10,459,707
Invesco V.I. Comstock Fund-Series I Shares	284,598.844	4,971,684	5,896,888
Invesco V.I. Core Equity Fund-Series I Shares	19,059.755	584,337	640,789
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares	76,950.489	4,920,306	5,150,296
Invesco V.I. Diversified Dividend Fund-Series I Shares	13,167.289	329,470	340,769
Invesco V.I. Equity and Income Fund-Series II Shares	93,210.433	1,650,666	1,615,337
Invesco V.I. EQV International Equity Fund-Series II Shares	58,801.007	1,982,911	1,933,965
Invesco V.I. Global Fund-Series II Shares	138,253.269	5,190,697	5,344,871
Invesco V.I. Global Real Estate Fund-Series II Shares	216,453.429	3,325,483	2,824,717
Invesco V.I. Government Securities Fund-Series II Shares	42,064.538	463,880	426,534
Invesco V.I. Health Care Fund-Series I Shares	29,272.828	796,825	790,074
Invesco V.I. Main Street Fund®-Series II Shares	208,089.613	4,096,893	4,122,255
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares	195,407.670	1,812,361	2,088,908
Invesco V.I. Main Street Small Cap Fund®-Series II Shares	163,194.574	3,927,052	4,649,413
Invesco V.I. Small Cap Equity Fund-Series I Shares	225,132.009	3,984,692	4,360,807
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	859,874.413	9,196,886	9,587,600
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	140,304.722	1,510,291	1,431,108
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,622,789.413	17,967,824	20,041,449
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	380,872.119	3,959,472	3,938,218
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	12,882.581	242,159	263,320
Technology Growth Portfolio-Initial Shares	21,985.431	590,258	774,327
BNY Mellon Stock Index Fund, Inc. - Service Shares	400,556.680	22,061,647	32,040,529
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	32,196.201	1,221,311	1,749,220
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	23,761.315	856,482	846,853
Government Money Market Portfolio	5,406,397.882	5,406,397	5,406,398
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	73,826.788	1,266,243	1,713,520
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio	1,319,358.914	9,065,970	7,665,475
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	12,874.190	183,514	210,107
DWS Small Mid Cap Value VIP-Class B	28,930.658	377,669	399,532
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	91,387.379	1,566,270	1,602,935
Franklin Mutual Shares VIP Fund -Class 2	85,200.562	1,398,538	1,396,437
Franklin Small Cap Value VIP Fund -Class 2	92,244.186	1,108,813	1,320,937
Franklin U.S. Government Securities VIP Fund -Class 2	78,183.434	897,205	795,907
Templeton Foreign VIP Fund -Class 2	241,868.637	3,118,415	3,328,112
Templeton Global Bond VIP Fund -Class 2	129,460.347	1,825,411	1,473,259
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	148,599.824	6,031,817	8,082,344
Janus Henderson VIT Enterprise Portfolio-Service Shares	93,123.426	6,481,917	6,958,182
Janus Henderson VIT Global Research Portfolio-Service Shares	2,514.362	108,186	175,930
Janus Henderson VIT Overseas Portfolio-Service Shares	209,919.503	6,066,457	8,768,338
Janus Henderson VIT Research Portfolio-Service Shares	90,187.577	3,365,355	5,090,187
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	148,701.509	2,118,017	2,493,129
LVIP American Century Large Company Value Fund-Service Class	316,485.881	5,072,963	6,073,048
LVIP American Century Mid Cap Value Fund-Service Class	263,770.879	5,268,766	5,190,747
LVIP American Century Ultra® Fund-Service Class	12,091.866	302,319	351,087
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio - Class I	398,378.406	2,418,673	2,593,443
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	12,552.487	306,323	334,147
Sustainable Equity Portfolio-Class S	62,833.095	1,765,541	2,518,979
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	397,754.862	3,003,528	2,879,745
PIMCO Real Return Portfolio - Administrative Class	302,798.724	3,748,951	3,485,213
PIMCO Total Return Portfolio - Administrative Class	1,048,830.243	11,085,141	9,481,425
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	103,018.228	1,877,089	1,924,380

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2024

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2):
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B - 1.80% series contract	1,022.969	$7.119610	$7,283
AB International Value Portfolio - Class B - 1.75% series contract	9.141	7.176541	66
AB International Value Portfolio - Class B - 1.65% series contract	9.147	7.299535	67
AB International Value Portfolio - Class B - 1.55% series contract	5,280.784	7.424162	39,205
AB International Value Portfolio - Class B - 1.50% series contract	1,120.351	7.491105	8,393
AB International Value Portfolio - Class B - 1.45% series contract	1,747.366	7.550964	13,194
AB International Value Portfolio - Class B - 1.25% series contract	68,486.658	7.811127	534,958
AB International Value Portfolio - Class B - 1.00% series contract	1,590.845	8.147968	12,962
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund - 1.80% series contract	577.651	32.379567	18,703
Invesco V.I. American Value Fund-Series I Shares Fund - 1.75% series contract	9.102	32.638178	297
Invesco V.I. American Value Fund-Series I Shares Fund - 1.70% series contract	303.952	65.194524	19,816
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract *	9.107	33.197531	302
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract	1,312.892	65.938787	86,571
Invesco V.I. American Value Fund-Series I Shares Fund - 1.55% series contract	2,872.050	33.764305	96,973
Invesco V.I. American Value Fund-Series I Shares Fund - 1.50% series contract	1,740.990	34.068630	59,313
Invesco V.I. American Value Fund-Series I Shares Fund - 1.45% series contract	573.692	34.340737	19,701
Invesco V.I. American Value Fund-Series I Shares Fund - 1.40% series contract	37,064.872	69.791568	2,586,816
Invesco V.I. American Value Fund-Series I Shares Fund - 1.25% series contract	64,807.114	35.523489	2,302,175
Invesco V.I. American Value Fund-Series I Shares Fund - 1.00% series contract	1,283.887	37.054660	47,574
Invesco V.I. Capital Appreciation Fund-Series II Shares - 2.00% series contract	915.455	36.204933	33,146
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.80% series contract	1,788.395	37.458381	66,990
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.75% series contract	30.535	37.757530	1,153
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.70% series contract	76.608	58.333802	4,469
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.65% series contract *	2,976.111	38.404417	114,296
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.65% series contract	113.425	58.999575	6,692
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.55% series contract	9,304.035	39.060089	363,416
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.50% series contract	2,858.035	39.412030	112,641
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.45% series contract	2,778.191	39.726681	110,368
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.40% series contract	24,506.646	62.446787	1,530,361
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.25% series contract	188,721.685	41.094845	7,755,488
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.00% series contract	8,414.320	42.865878	360,687
Invesco V.I. Comstock Fund-Series I Shares - 2.00% series contract	3,879.210	29.908503	116,021
Invesco V.I. Comstock Fund-Series I Shares - 1.95% series contract	415.691	30.118420	12,520
Invesco V.I. Comstock Fund-Series I Shares - 1.75% series contract	3,157.347	30.969863	97,783
Invesco V.I. Comstock Fund-Series I Shares - 1.70% series contract	458.406	31.187250	14,296
Invesco V.I. Comstock Fund-Series I Shares - 1.65% series contract	3,732.326	31.404528	117,212
Invesco V.I. Comstock Fund-Series I Shares - 1.55% series contract	1,082.910	31.843735	34,484
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	1,449.451	32.065689	46,478
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	88,414.141	32.514148	2,874,710
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	77,164.491	33.198528	2,561,748
Invesco V.I. Comstock Fund-Series I Shares - 1.00% series contract	629.546	34.367985	21,636
Invesco V.I. Core Equity Fund-Series I Shares - 1.80% series contract	747.229	32.296720	24,133
Invesco V.I. Core Equity Fund-Series I Shares - 1.70% series contract	6.505	32.917503	214
Invesco V.I. Core Equity Fund-Series I Shares - 1.65% series contract	201.378	33.231177	6,692
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	17,498.855	34.845122	609,750
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 2.00% series contract	1,570.312	15.145314	23,782
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.80% series contract	3,206.746	15.290534	49,033
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.75% series contract	55.162	15.326867	845
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.70% series contract	400.358	15.363533	6,151
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.65% series contract	1,220.569	15.400042	18,797
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.55% series contract	10,368.489	15.473282	160,435
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.50% series contract	4,611.191	15.510065	71,520
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.45% series contract	4,074.348	15.546906	63,344
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.40% series contract	69,126.795	15.583860	1,077,262
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.25% series contract	227,775.354	15.695201	3,574,980
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.00% series contract	6,557.568	15.881975	104,147
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.70% series contract	132.579	27.223678	3,609
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.65% series contract	180.587	27.413341	4,950
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	11,704.983	28.381899	332,210
Invesco V.I. Equity and Income Fund-Series II Shares - 1.75% series contract	11.645	10.615075	125
Invesco V.I. Equity and Income Fund-Series II Shares - 1.70% series contract	29.943	11.204543	335
Invesco V.I. Equity and Income Fund-Series II Shares - 1.65% series contract***	6,432.988	11.225463	72,213
Invesco V.I. Equity and Income Fund-Series II Shares - 1.65% series contract	273.216	10.622481	2,902
Invesco V.I. Equity and Income Fund-Series II Shares - 1.55% series contract	12.564	10.629865	134
Invesco V.I. Equity and Income Fund-Series II Shares - 1.40% series contract	125,779.680	11.330672	1,425,168
Invesco V.I. Equity and Income Fund-Series II Shares - 1.25% series contract	10,732.513	10.652042	114,323
Invesco V.I. Equity and Income Fund-Series II Shares - 1.00% series contract	12.854	10.670509	137

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009
***	Unit value commencement date April 30, 2021

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2024

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.75% series contract	17.279	$13.562838	$233
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.65% series contract	1,136.444	13.795294	15,678
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.55% series contract	9.586	14.030861	135
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.50% series contract	641.374	14.157318	9,080
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.25% series contract	128,069.497	14.761975	1,890,559
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.00% series contract	1,187.130	15.398359	18,280
Invesco V.I. Global Fund-Series II Shares - 1.80% series contract	39.702	26.856611	1,066
Invesco V.I. Global Fund-Series II Shares - 1.75% series contract	9.116	27.071164	247
Invesco V.I. Global Fund-Series II Shares - 1.70% series contract	53.749	53.434762	2,872
Invesco V.I. Global Fund-Series II Shares - 1.65% series contract *	283.983	27.535020	7,819
Invesco V.I. Global Fund-Series II Shares - 1.65% series contract	10.725	54.044760	580
Invesco V.I. Global Fund-Series II Shares - 1.55% series contract	1,811.880	28.005168	50,742
Invesco V.I. Global Fund-Series II Shares - 1.50% series contract	3,394.647	28.257691	95,925
Invesco V.I. Global Fund-Series II Shares - 1.40% series contract	22,286.990	57.202760	1,274,877
Invesco V.I. Global Fund-Series II Shares - 1.25% series contract	129,440.978	29.464335	3,813,892
Invesco V.I. Global Fund-Series II Shares - 1.00% series contract	3,151.194	30.734605	96,851
Invesco V.I. Global Real Estate Fund-Series II Shares - 2.00% series contract	689.210	9.560072	6,590
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.80% series contract	987.377	9.891198	9,766
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.75% series contract	20.590	9.970165	205
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.65% series contract	2,319.322	10.141075	23,520
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.55% series contract	9,675.689	10.314227	99,797
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.50% series contract	5,424.539	10.407242	56,454
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.45% series contract	1,244.245	10.490449	13,053
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.25% series contract	234,277.857	10.851776	2,542,331
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.00% series contract	6,449.031	11.319692	73,001
Invesco V.I. Government Securities Fund-Series II Shares - 1.70% series contract	340.462	11.324337	3,855
Invesco V.I. Government Securities Fund-Series II Shares - 1.65% series contract	5,250.782	11.453604	60,140
Invesco V.I. Government Securities Fund-Series II Shares - 1.40% series contract	29,905.436	12.122830	362,539
Invesco V.I. Health Care Fund-Series I Shares - 1.70% series contract	100.327	38.446940	3,858
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	19,102.346	41.158105	786,216
Invesco V.I. Main Street Fund®-Series II Shares - 1.75% series contract	9.113	34.410138	313
Invesco V.I. Main Street Fund®-Series II Shares - 1.65% series contract *	609.535	34.999841	21,334
Invesco V.I. Main Street Fund®-Series II Shares - 1.65% series contract	1,268.320	40.725810	51,653
Invesco V.I. Main Street Fund®-Series II Shares - 1.55% series contract	9.517	35.597270	339
Invesco V.I. Main Street Fund®-Series II Shares - 1.40% series contract	38,790.335	42.855964	1,662,397
Invesco V.I. Main Street Fund®-Series II Shares - 1.25% series contract	63,214.523	37.451739	2,367,494
Invesco V.I. Main Street Fund®-Series II Shares - 1.00% series contract	479.316	39.065844	18,725
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 2.00% series contract	2,501.360	22.211298	55,558
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.95% series contract	392.704	22.389982	8,793
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.75% series contract	2,115.963	23.163906	49,014
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.65% series contract	9.094	23.560957	214
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.55% series contract	3,039.326	23.963215	72,832
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.50% series contract	1,604.460	24.179257	38,795
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.40% series contract	10,462.091	41.651104	435,758
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.25% series contract	56,276.967	25.211859	1,418,847
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.00% series contract	345.928	26.298616	9,097
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.75% series contract	9.052	34.497541	312
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.70% series contract	436.208	60.511915	26,396
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.65% series contract *	103.679	35.088634	3,638
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.65% series contract	363.895	61.202716	22,271
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.55% series contract	436.610	35.687685	15,582
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.50% series contract	943.011	36.009396	33,957
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.40% series contract	40,886.338	64.778743	2,648,566
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.25% series contract	50,538.865	37.547087	1,897,587
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.00% series contract	28.200	39.165523	1,104
Invesco V.I. Small Cap Equity Fund-Series I Shares - 2.00% series contract	560.521	27.643104	15,495
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.80% series contract	26.096	28.600399	746
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.75% series contract	12.943	28.828718	373
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.70% series contract	592.516	26.904971	15,942
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract *	2,281.378	29.322841	66,896
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract	18.327	27.147664	498
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.55% series contract	3,013.569	29.823563	89,875
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.50% series contract	2,762.680	30.092331	83,135
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.45% series contract	993.126	30.332760	30,124
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	21,794.785	28.394158	618,845
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	106,336.138	31.377383	3,336,550
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.00% series contract	3,126.422	32.730033	102,328

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009
***	Unit value commencement date April 30, 2021

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2024

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,971.902	$16.179698	$31,905
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.80% series contract	717.148	16.739893	12,005
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.75% series contract	274.941	16.873611	4,639
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.70% series contract	20.656	16.794893	347
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	33,103.970	17.162709	568,154
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract	120.291	16.946286	2,038
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.55% series contract	43,488.829	17.455747	759,130
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.45% series contract	2,591.180	17.753788	46,003
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	49,457.844	17.723799	876,581
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.25% series contract	370,875.510	18.365162	6,811,189
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.00% series contract	24,827.275	19.156696	475,609
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.75% series contract	7,567.389	11.723712	88,718
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	1,111.369	11.924568	13,253
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,888.009	12.313689	23,248
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.55% series contract	9,439.371	12.128206	114,483
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.45% series contract	8,141.258	12.335216	100,424
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	3,124.676	12.878787	40,242
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.25% series contract	82,315.325	12.760019	1,050,345
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.00% series contract	29.705	13.310005	395
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	9.121	19.368408	177
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.70% series contract	15.737	18.855542	297
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	32,570.506	19.700247	641,647
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,229.166	19.025466	23,385
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	87,437.564	20.036616	1,751,953
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	9,988.020	20.217191	201,930
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	25,597.385	20.378627	521,640
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	15,746.543	19.898491	313,332
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	786,284.664	21.080352	16,575,157
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	542.601	21.989091	11,931
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,974.140	13.621937	26,892
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	5,865.543	14.206125	83,326
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	28,641.407	14.449529	413,855
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	6.804	14.537328	99
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	7,355.524	14.696277	108,099
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	1,463.445	14.828731	21,701
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	19,241.586	14.947191	287,608
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	5,886.343	15.204387	89,498
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	187,779.254	15.461932	2,903,430
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	230.023	16.128340	3,710
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.75% series contract	9.083	28.175272	256
MidCap Stock Portfolio-Service Shares - 1.65% series contract *	9.089	28.658161	260
MidCap Stock Portfolio-Service Shares - 1.65% series contract	10.326	25.868837	267
MidCap Stock Portfolio-Service Shares - 1.55% series contract	27.412	29.147441	799
MidCap Stock Portfolio-Service Shares - 1.50% series contract	676.942	29.410298	19,909
MidCap Stock Portfolio-Service Shares - 1.40% series contract	589.178	27.056151	15,941
MidCap Stock Portfolio-Service Shares - 1.25% series contract	7,067.536	30.666118	216,734
MidCap Stock Portfolio-Service Shares - 1.00% series contract	286.160	31.987980	9,154
Technology Growth Portfolio-Initial Shares - 1.70% series contract	8.143	66.408055	541
Technology Growth Portfolio-Initial Shares - 1.65% series contract	30.191	67.088840	2,025
Technology Growth Portfolio-Initial Shares - 1.40% series contract	10,931.758	70.598030	771,761
BNY Mellon Stock Index Fund, Inc. - Service Shares - 2.00% series contract	4,842.119	38.792001	187,835
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.95% series contract	667.471	39.103905	26,101
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.80% series contract **	1,392.132	40.134919	55,873
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.80% series contract	557.739	59.363768	33,110
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.75% series contract	5,649.668	40.455496	228,560
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.70% series contract	234.280	60.732230	14,228
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.65% series contract *	2,126.502	41.148570	87,503
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.65% series contract	1,927.902	61.425311	118,422
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.55% series contract	13,066.887	41.850978	546,862
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.50% series contract	6,434.539	42.228184	271,719
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.45% series contract	13,473.127	42.565425	573,489
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.40% series contract	227,832.924	65.014035	14,812,338
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.25% series contract	330,957.147	44.031078	14,572,400
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.00% series contract	11,149.680	45.928596	512,089

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009
***	Unit value commencement date April 30, 2021

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2024

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
BNY Mellon Investment Portfolios:
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.80% series contract	338.147	$38.811314	$13,124
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.75% series contract	9.064	39.121295	355
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.70% series contract	142.371	51.317029	7,306
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.65% series contract	9.069	39.791629	361
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.55% series contract	39.216	40.470824	1,587
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.40% series contract	14,982.971	54.935360	823,095
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.25% series contract	20,064.177	42.579092	854,314
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.00% series contract	1,105.003	44.414144	49,078
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares - 1.80% series contract	600.525	46.811068	28,111
Appreciation Portfolio-Service Shares - 1.70% series contract	281.786	47.890038	13,495
Appreciation Portfolio-Service Shares - 1.65% series contract	687.481	48.436796	33,299
Appreciation Portfolio-Service Shares - 1.40% series contract	15,057.568	51.266445	771,948
Government Money Market Portfolio - 2.00% series contract	29,814.239	0.818617	24,407
Government Money Market Portfolio - 1.80% series contract	92.033	0.851045	78
Government Money Market Portfolio - 1.75% series contract	35,640.841	0.860820	30,680
Government Money Market Portfolio - 1.70% series contract	50,199.169	0.919950	46,181
Government Money Market Portfolio - 1.65% series contract *	15,947.317	0.874930	13,953
Government Money Market Portfolio - 1.65% series contract	73,961.208	0.929507	68,747
Government Money Market Portfolio - 1.55% series contract	289,420.577	0.893045	258,466
Government Money Market Portfolio - 1.50% series contract	14,788.359	0.903757	13,365
Government Money Market Portfolio - 1.45% series contract	413.980	0.910442	377
Government Money Market Portfolio - 1.40% series contract	3,568,665.640	0.986681	3,521,135
Government Money Market Portfolio - 1.25% series contract	1,465,095.874	0.945954	1,385,913
Government Money Market Portfolio - 1.00% series contract	43,773.420	0.984532	43,096
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.75% series contract	24.206	29.050242	702
Calamos® Growth and Income Portfolio - 1.65% series contract *	304.848	29.547947	9,008
Calamos® Growth and Income Portfolio - 1.65% series contract	864.293	28.707523	24,812
Calamos® Growth and Income Portfolio - 1.55% series contract	1,823.027	30.052349	54,786
Calamos® Growth and Income Portfolio - 1.50% series contract	1,664.821	30.323143	50,483
Calamos® Growth and Income Portfolio - 1.40% series contract	6,807.812	30.024729	204,403
Calamos® Growth and Income Portfolio - 1.25% series contract	41,042.862	31.617847	1,297,687
Calamos® Growth and Income Portfolio - 1.00% series contract	2,172.152	32.980494	71,639
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio - 1.80% series contract	1,825.018	26.922299	49,134
Davis Equity Portfolio - 1.75% series contract	47.163	27.137319	1,280
Davis Equity Portfolio - 1.65% series contract *	217.964	27.602406	6,016
Davis Equity Portfolio - 1.65% series contract	532.819	26.306682	14,017
Davis Equity Portfolio - 1.55% series contract	9,850.101	28.073663	276,528
Davis Equity Portfolio - 1.50% series contract	4,422.377	28.326632	125,271
Davis Equity Portfolio - 1.45% series contract	4,384.538	28.552848	125,191
Davis Equity Portfolio - 1.40% series contract	13,756.414	27.513783	378,491
Davis Equity Portfolio - 1.25% series contract	218,438.622	29.536280	6,451,864
Davis Equity Portfolio - 1.00% series contract	7,714.636	30.809344	237,683
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A - 2.00% series contract	28.215	13.197353	372
DWS International Growth VIP-Class A - 1.75% series contract	9.141	13.763461	126
DWS International Growth VIP-Class A - 1.65% series contract	9.146	13.999368	128
DWS International Growth VIP-Class A - 1.55% series contract	9.548	14.238437	136
DWS International Growth VIP-Class A - 1.25% series contract	13,965.237	14.980411	209,205
DWS International Growth VIP-Class A - 1.00% series contract	8.934	15.626221	140
DWS Small Mid Cap Value VIP-Class B - 1.75% series contract	9.176	21.167963	194
DWS Small Mid Cap Value VIP-Class B - 1.65% series contract	9.182	21.486876	197
DWS Small Mid Cap Value VIP-Class B - 1.55% series contract	1,036.924	21.809392	22,615
DWS Small Mid Cap Value VIP-Class B - 1.50% series contract	576.667	21.972501	12,671
DWS Small Mid Cap Value VIP-Class B - 1.25% series contract	15,679.905	22.806443	357,603
DWS Small Mid Cap Value VIP-Class B - 1.00% series contract	264.158	23.669433	6,252
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.75% series contract	9.232	26.769822	247
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.65% series contract	1,816.602	27.200808	49,413
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.55% series contract	250.070	27.637109	6,911
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.50% series contract	861.257	27.857827	23,993
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.25% series contract	51,661.348	28.988372	1,497,578
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.00% series contract	821.985	30.161279	24,792
Franklin Mutual Shares VIP Fund -Class 2 - 1.75% series contract	9.113	19.135890	174
Franklin Mutual Shares VIP Fund -Class 2 - 1.65% series contract	323.176	19.463796	6,290
Franklin Mutual Shares VIP Fund -Class 2 - 1.55% series contract	2,990.288	19.796069	59,196
Franklin Mutual Shares VIP Fund -Class 2 - 1.50% series contract	412.485	19.974554	8,239
Franklin Mutual Shares VIP Fund -Class 2 - 1.25% series contract	63,431.484	20.827537	1,321,122
Franklin Mutual Shares VIP Fund -Class 2 - 1.00% series contract	65.173	21.725222	1,416

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009
***	Unit value commencement date April 30, 2021

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2024

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Franklin Templeton Variable Insurance Products Trust :
Franklin Small Cap Value VIP Fund -Class 2 - 2.00% series contract	1,330.545	$40.469510	$53,848
Franklin Small Cap Value VIP Fund -Class 2 - 1.95% series contract	175.325	40.795135	7,152
Franklin Small Cap Value VIP Fund -Class 2 - 1.75% series contract	1,523.263	42.119085	64,158
Franklin Small Cap Value VIP Fund -Class 2 - 1.65% series contract	239.504	42.797071	10,250
Franklin Small Cap Value VIP Fund -Class 2 - 1.55% series contract	1,558.603	43.483425	67,773
Franklin Small Cap Value VIP Fund -Class 2 - 1.50% series contract	786.289	43.830778	34,464
Franklin Small Cap Value VIP Fund -Class 2 - 1.25% series contract	23,493.070	45.609365	1,071,504
Franklin Small Cap Value VIP Fund -Class 2 - 1.00% series contract	248.410	47.454722	11,788
Franklin U.S. Government Securities VIP Fund -Class 2 - 2.00% series contract	6,466.294	9.356079	60,500
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.95% series contract	413.640	9.431368	3,901
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.80% series contract	342.729	9.680008	3,318
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.75% series contract	8,931.364	9.757308	87,146
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.65% series contract	9.206	9.924526	91
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.55% series contract	2,256.903	10.093950	22,781
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.50% series contract	573.688	10.184903	5,843
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.45% series contract	67.542	10.266280	693
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.25% series contract	54,945.071	10.619814	583,506
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.00% series contract	2,539.201	11.077530	28,128
Templeton Foreign VIP Fund -Class 2 - 2.00% series contract	9,770.770	9.653504	94,322
Templeton Foreign VIP Fund -Class 2 - 1.95% series contract	1,306.937	9.731169	12,718
Templeton Foreign VIP Fund -Class 2 - 1.80% series contract	74.730	9.987837	746
Templeton Foreign VIP Fund -Class 2 - 1.75% series contract	7,557.963	10.067616	76,091
Templeton Foreign VIP Fund -Class 2 - 1.70% series contract	6.713	10.307219	69
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract *	5,936.030	10.240176	60,786
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract	260.725	10.400141	2,712
Templeton Foreign VIP Fund -Class 2 - 1.55% series contract	8,845.033	10.415014	92,121
Templeton Foreign VIP Fund -Class 2 - 1.50% series contract	8,541.492	10.508943	89,762
Templeton Foreign VIP Fund -Class 2 - 1.40% series contract	34,688.194	10.877480	377,320
Templeton Foreign VIP Fund -Class 2 - 1.25% series contract	224,348.906	10.957757	2,458,361
Templeton Foreign VIP Fund -Class 2 - 1.00% series contract	5,520.873	11.430123	63,104
Templeton Global Bond VIP Fund -Class 2 - 2.00% series contract	1,158.163	9.096914	10,537
Templeton Global Bond VIP Fund -Class 2 - 1.80% series contract	320.257	9.392742	3,008
Templeton Global Bond VIP Fund -Class 2 - 1.75% series contract	1,137.952	9.467796	10,774
Templeton Global Bond VIP Fund -Class 2 - 1.65% series contract	2,274.517	9.620228	21,881
Templeton Global Bond VIP Fund -Class 2 - 1.55% series contract	1,550.295	9.774559	15,153
Templeton Global Bond VIP Fund -Class 2 - 1.50% series contract	700.958	9.852679	6,906
Templeton Global Bond VIP Fund -Class 2 - 1.25% series contract	134,786.516	10.252566	1,381,908
Templeton Global Bond VIP Fund -Class 2 - 1.00% series contract	2,164.729	10.667503	23,092
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract **	26.660	27.996156	746
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract	571.396	40.671316	23,239
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.75% series contract	3,139.972	28.219738	88,609
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.70% series contract	4,382.596	41.608772	182,354
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract *	9.170	28.703267	263
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract	1,328.852	42.083809	55,923
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.55% series contract	5,125.997	29.193249	149,645
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.50% series contract	2,252.130	29.456343	66,340
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.45% series contract	54.058	29.691609	1,605
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.40% series contract	46,322.424	44.542409	2,063,312
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.25% series contract	174,667.243	30.713845	5,364,703
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.00% series contract	2,672.010	32.037562	85,605
Janus Henderson VIT Enterprise Portfolio-Service Shares - 2.00% series contract	664.251	39.163111	26,014
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.80% series contract	26.315	40.519045	1,066
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.75% series contract	9.048	40.842661	370
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract *	3,274.360	41.542575	136,025
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract	36.424	91.880366	3,347
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.55% series contract	4,098.637	42.251753	173,175
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.50% series contract	3,292.674	42.632684	140,376
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.40% series contract	14,678.348	97.248745	1,427,451
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.25% series contract	106,058.032	44.452984	4,714,596
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.00% series contract	7,241.105	46.369099	335,763
Janus Henderson VIT Global Research Portfolio-Service Shares - 1.70% series contract	57.825	37.031634	2,141
Janus Henderson VIT Global Research Portfolio-Service Shares - 1.40% series contract	4,383.803	39.643341	173,789
Janus Henderson VIT Overseas Portfolio-Service Shares - 2.00% series contract	13,834.257	9.691754	134,078
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.95% series contract	1,962.306	9.769715	19,171
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.80% series contract	2,594.334	10.027482	26,015
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.75% series contract	41,939.866	10.107622	423,912
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.70% series contract	1.358	25.261331	34

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009
***	Unit value commencement date April 30, 2021

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2024

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Janus Aspen Series:
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract *	112.663	$10.280871	$1,158
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract	357.848	25.520261	9,132
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.55% series contract	24,049.465	10.456468	251,472
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.50% series contract	11,272.568	10.550764	118,934
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.45% series contract	6,584.460	10.635094	70,026
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.40% series contract	74,617.064	26.855609	2,003,887
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.25% series contract	508,751.574	11.001466	5,597,013
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.00% series contract	9,890.624	11.475866	113,503
Janus Henderson VIT Research Portfolio-Service Shares - 2.00% series contract	1,973.361	43.945337	86,720
Janus Henderson VIT Research Portfolio-Service Shares - 1.95% series contract	370.075	44.298779	16,394
Janus Henderson VIT Research Portfolio-Service Shares - 1.75% series contract	1,840.308	45.829743	84,341
Janus Henderson VIT Research Portfolio-Service Shares - 1.65% series contract *	988.009	46.614810	46,056
Janus Henderson VIT Research Portfolio-Service Shares - 1.65% series contract	316.906	69.336141	21,973
Janus Henderson VIT Research Portfolio-Service Shares - 1.55% series contract	481.571	47.410676	22,832
Janus Henderson VIT Research Portfolio-Service Shares - 1.50% series contract	532.139	47.837966	25,456
Janus Henderson VIT Research Portfolio-Service Shares - 1.40% series contract	18,566.465	73.387321	1,362,543
Janus Henderson VIT Research Portfolio-Service Shares - 1.25% series contract	68,361.760	49.880324	3,409,907
Janus Henderson VIT Research Portfolio-Service Shares - 1.00% series contract	268.411	52.029991	13,965
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.75% series contract	9.880	25.524438	251
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.70% series contract	345.500	25.664400	8,867
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.65% series contract	929.104	25.804046	23,975
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.55% series contract	651.005	26.085629	16,982
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.50% series contract	562.751	26.227623	14,760
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.40% series contract	50,387.149	26.513822	1,335,956
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.25% series contract	39,693.056	26.949040	1,069,690
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.00% series contract	817.984	27.688146	22,648
LVIP American Century Large Company Value Fund-Service Class - 2.00% series contract	1,024.554	22.147019	22,691
LVIP American Century Large Company Value Fund-Service Class - 1.80% series contract	37.227	22.913757	853
LVIP American Century Large Company Value Fund-Service Class - 1.75% series contract	9.051	23.096812	209
LVIP American Century Large Company Value Fund-Service Class - 1.70% series contract	1,041.044	26.917004	28,022
LVIP American Century Large Company Value Fund-Service Class - 1.65% series contract *	3,447.665	23.492547	80,994
LVIP American Century Large Company Value Fund-Service Class - 1.65% series contract	334.462	27.192898	9,095
LVIP American Century Large Company Value Fund-Service Class - 1.50% series contract	3,489.590	24.109022	84,131
LVIP American Century Large Company Value Fund-Service Class - 1.40% series contract	22,556.432	28.615356	645,460
LVIP American Century Large Company Value Fund-Service Class - 1.55% series contract	7,633.300	23.893659	182,387
LVIP American Century Large Company Value Fund-Service Class - 1.25% series contract	193,853.327	25.138426	4,873,168
LVIP American Century Large Company Value Fund-Service Class - 1.00% series contract	5,569.274	26.222007	146,038
LVIP American Century Mid Cap Value Fund-Service Class - 2.00% series contract	416.755	31.476125	13,118
LVIP American Century Mid Cap Value Fund-Service Class - 1.80% series contract	29.468	32.565863	960
LVIP American Century Mid Cap Value Fund-Service Class - 1.75% series contract	9.023	32.825928	296
LVIP American Century Mid Cap Value Fund-Service Class - 1.70% series contract	325.067	41.457955	13,477
LVIP American Century Mid Cap Value Fund-Service Class - 1.65% series contract *	3,011.681	33.388388	100,555
LVIP American Century Mid Cap Value Fund-Service Class - 1.65% series contract	333.170	41.882826	13,954
LVIP American Century Mid Cap Value Fund-Service Class - 1.55% series contract	4,609.141	33.958464	156,519
LVIP American Century Mid Cap Value Fund-Service Class - 1.50% series contract	3,414.958	34.264439	117,012
LVIP American Century Mid Cap Value Fund-Service Class - 1.40% series contract	11,633.917	44.073560	512,748
LVIP American Century Mid Cap Value Fund-Service Class - 1.25% series contract	115,653.996	35.727386	4,132,015
LVIP American Century Mid Cap Value Fund-Service Class - 1.00% series contract	3,490.821	37.267301	130,093
LVIP American Century Ultra® Fund-Service Class - 1.70% series contract	443.584	62.198667	27,590
LVIP American Century Ultra® Fund-Service Class - 1.65% series contract	59.510	62.836190	3,739
LVIP American Century Ultra® Fund-Service Class - 1.40% series contract	4,835.842	66.122420	319,758
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio - Class I - 1.80% series contract	294.327	38.384100	11,296
Discovery Portfolio - Class I - 1.75% series contract	11.878	38.690735	460
Discovery Portfolio - Class I - 1.70% series contract	0.812	41.409235	34
Discovery Portfolio - Class I - 1.65% series contract *	9.063	39.353890	357
Discovery Portfolio - Class I - 1.65% series contract	512.913	41.782574	21,431
Discovery Portfolio - Class I - 1.55% series contract	1,930.683	40.025748	77,277
Discovery Portfolio - Class I - 1.50% series contract	2,116.111	40.386667	85,463
Discovery Portfolio - Class I - 1.45% series contract	259.028	40.709295	10,545
Discovery Portfolio - Class I - 1.40% series contract	3,447.597	43.700139	150,660
Discovery Portfolio - Class I - 1.25% series contract	51,160.966	42.111328	2,154,456
Discovery Portfolio - Class I - 1.00% series contract	1,854.539	43.926810	81,464

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009
***	Unit value commencement date April 30, 2021

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2024

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S - 1.70% series contract	1,451.346	$21.802337	$31,643
Mid Cap Growth Portfolio-Class S - 1.40% series contract	13,492.536	22.420136	302,504
Sustainable Equity Portfolio-Class S - 1.75% series contract	1,723.706	18.773840	32,361
Sustainable Equity Portfolio-Class S - 1.70% series contract	155.308	18.828415	2,924
Sustainable Equity Portfolio-Class S - 1.65% series contract	17.723	18.882732	335
Sustainable Equity Portfolio-Class S - 1.55% series contract	465.073	18.991873	8,833
Sustainable Equity Portfolio-Class S - 1.40% series contract	69,640.059	19.156733	1,334,076
Sustainable Equity Portfolio-Class S - 1.25% series contract	59,001.458	19.323012	1,140,086
Sustainable Equity Portfolio-Class S - 1.00% series contract	18.616	19.602573	365
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class - 2.00% series contract	396.821	17.344912	6,882
PIMCO High Yield Portfolio - Administrative Class - 1.80% series contract	332.875	17.945409	5,974
PIMCO High Yield Portfolio - Administrative Class - 1.75% series contract	9.205	18.088741	167
PIMCO High Yield Portfolio - Administrative Class - 1.70% series contract	192.236	29.268115	5,626
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract *	2,595.819	18.398591	47,759
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract	19.806	29.602242	586
PIMCO High Yield Portfolio - Administrative Class - 1.55% series contract	6,052.835	18.712776	113,265
PIMCO High Yield Portfolio - Administrative Class - 1.50% series contract	3,182.030	18.881321	60,081
PIMCO High Yield Portfolio - Administrative Class - 1.40% series contract	14,753.322	31.331757	462,248
PIMCO High Yield Portfolio - Administrative Class - 1.25% series contract	101,396.362	19.687536	1,996,245
PIMCO High Yield Portfolio - Administrative Class - 1.00% series contract	8,809.476	20.536054	180,912
PIMCO Real Return Portfolio - Administrative Class - 2.00% series contract	961.138	11.592743	11,142
PIMCO Real Return Portfolio - Administrative Class - 1.80% series contract	25.587	11.994071	307
PIMCO Real Return Portfolio - Administrative Class - 1.75% series contract	3,545.972	12.089872	42,870
PIMCO Real Return Portfolio - Administrative Class - 1.70% series contract	252.243	16.534500	4,171
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract *	1,899.357	12.297069	23,357
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract	5,821.570	16.723274	97,356
PIMCO Real Return Portfolio - Administrative Class - 1.55% series contract	16,194.036	12.506961	202,538
PIMCO Real Return Portfolio - Administrative Class - 1.50% series contract	2,673.824	12.619688	33,743
PIMCO Real Return Portfolio - Administrative Class - 1.45% series contract	1,161.564	12.720522	14,776
PIMCO Real Return Portfolio - Administrative Class - 1.40% series contract	43,422.137	17.700384	768,588
PIMCO Real Return Portfolio - Administrative Class - 1.25% series contract	166,440.204	13.158548	2,190,111
PIMCO Real Return Portfolio - Administrative Class - 1.00% series contract	7,012.726	13.725657	96,254
PIMCO Total Return Portfolio - Administrative Class - 2.00% series contract	14,244.208	12.045072	171,572
PIMCO Total Return Portfolio - Administrative Class - 1.95% series contract	1,152.363	12.141998	13,992
PIMCO Total Return Portfolio - Administrative Class - 1.80% series contract	797.895	12.462083	9,943
PIMCO Total Return Portfolio - Administrative Class - 1.75% series contract	12,039.402	12.561650	151,235
PIMCO Total Return Portfolio - Administrative Class - 1.70% series contract	457.431	15.988486	7,314
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract *	10,960.705	12.776869	140,043
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract	3,209.188	16.171048	51,896
PIMCO Total Return Portfolio - Administrative Class - 1.55% series contract	26,692.012	12.995001	346,863
PIMCO Total Return Portfolio - Administrative Class - 1.50% series contract	9,679.178	13.112132	126,915
PIMCO Total Return Portfolio - Administrative Class - 1.45% series contract	3,670.518	13.216888	48,513
PIMCO Total Return Portfolio - Administrative Class - 1.40% series contract	67,424.342	17.115898	1,154,028
PIMCO Total Return Portfolio - Administrative Class - 1.25% series contract	510,024.581	13.671938	6,973,024
PIMCO Total Return Portfolio - Administrative Class - 1.00% series contract	20,060.431	14.261248	286,087
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.75% series contract	3,543.925	13.385970	47,439
Wilshire Global Allocation Fund - 1.70% series contract	11.021	13.427673	148
Wilshire Global Allocation Fund - 1.65% series contract	477.522	13.469173	6,432
Wilshire Global Allocation Fund - 1.55% series contract	7,020.746	13.552540	95,149
Wilshire Global Allocation Fund - 1.50% series contract	5.095	13.594457	69
Wilshire Global Allocation Fund - 1.40% series contract	61,680.508	13.678591	843,702
Wilshire Global Allocation Fund - 1.25% series contract	60,228.457	13.805824	831,503
Wilshire Global Allocation Fund - 1.00% series contract	7,128.291	14.019863	99,938

The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009
***	Unit value commencement date April 30, 2021

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2024

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 3)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	$14,820	$8,251	$6,569	$6,712	$0	$8,888	$15,600	$22,169
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	48,345	68,065	(19,720)	19,611	112,085	1,136,204	1,267,900	1,248,180
Invesco V.I. Capital Appreciation Fund-Series II Shares	0	128,400	(128,400)	126,277	0	2,657,383	2,783,660	2,655,260
Invesco V.I. Comstock Fund-Series I Shares	101,536	83,595	17,941	78,549	410,503	262,652	751,704	769,645
Invesco V.I. Conservative Balanced Fund-Series II Shares (*)	19,980	3,834	16,146	20,803	0	(20,901)	(98)	16,048
Invesco V.I. Core Equity Fund-Series I Shares	4,029	8,514	(4,485)	(6,062)	48,391	85,126	127,455	122,970
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares	0	66,307	(66,307)	(44,111)	0	1,099,244	1,055,133	988,826
Invesco V.I. Diversified Dividend Fund-Series I Shares	6,263	5,428	835	(147)	13,331	28,608	41,792	42,627
Invesco V.I. Equity and Income Fund-Series II Shares	25,331	19,893	5,438	(18,854)	61,876	85,444	128,466	133,904
Invesco V.I. EQV International Equity Fund-Series II Shares	31,375	26,483	4,892	(16,527)	10,865	(10,764)	(16,426)	(11,534)
Invesco V.I. Global Fund-Series II Shares	0	71,040	(71,040)	(21,930)	314,522	491,808	784,400	713,360
Invesco V.I. Global Real Estate Fund-Series II Shares	70,557	38,300	32,257	(63,606)	0	(64,055)	(127,661)	(95,404)
Invesco V.I. Government Securities Fund-Series II Shares	10,335	6,452	3,883	(4,598)	0	489	(4,109)	(226)
Invesco V.I. Health Care Fund-Series I Shares	0	12,754	(12,754)	(18,068)	0	63,861	45,793	33,039
Invesco V.I. Main Street Fund®-Series II Shares	0	52,402	(52,402)	(166,992)	404,489	567,925	805,422	753,020
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares	2,593	27,552	(24,959)	(36,950)	51,921	298,223	313,194	288,235
Invesco V.I. Main Street Small Cap Fund®-Series II Shares	0	61,693	(61,693)	110,601	165,497	241,787	517,885	456,192
Invesco V.I. Small Cap Equity Fund-Series I Shares	5,421	54,702	(49,281)	9,823	191,762	485,296	686,881	637,600
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	167,449	127,751	39,698	(24,018)	89,761	695,806	761,549	801,247
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	33,176	24,714	8,462	(52,753)	0	125,097	72,344	80,806
Morningstar Growth ETF Asset Allocation Portfolio-Class II	294,910	266,507	28,403	241,924	405,827	1,457,867	2,105,618	2,134,021
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	86,731	56,696	30,035	(47,729)	25,149	262,939	240,359	270,394
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	2,133	4,465	(2,332)	11,343	5,055	23,793	40,191	37,859
Technology Growth Portfolio-Initial Shares	0	11,017	(11,017)	26,328	0	143,374	169,702	158,685
BNY Mellon Stock Index Fund, Inc. - Service Shares	280,054	418,554	(138,500)	1,298,605	1,918,288	3,132,729	6,349,622	6,211,122
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	6,627	23,386	(16,759)	86,100	11,395	273,038	370,533	353,774
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	1,529	12,203	(10,674)	(2,400)	61,293	36,774	95,667	84,993
Government Money Market Portfolio	136,718	34,826	101,892	0	0	0	0	101,892
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	6,129	20,653	(14,524)	34,993	23,054	236,706	294,753	280,229
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio	83,244	99,674	(16,430)	(262,409)	1,550,415	(112,063)	1,175,943	1,159,513
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	2,587	2,689	(102)	3,843	0	12,276	16,119	16,017
DWS Small Mid Cap Value VIP-Class B	3,111	5,008	(1,897)	(3,220)	18,559	2,728	18,067	16,170

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF OPERATIONS (CONTINUED)

For the Year Ended December 31, 2024

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 3)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	$28,696	$21,464	$7,232	$(3,865)	$120,581	$(67,595)	$49,121	$56,353
Franklin Mutual Shares VIP Fund -Class 2	29,062	18,716	10,346	(43,935)	30,222	143,508	129,795	140,141
Franklin Small Cap Value VIP Fund -Class 2	12,407	17,719	(5,312)	988	30,666	100,435	132,089	126,777
Franklin U.S. Government Securities VIP Fund -Class 2	24,935	11,539	13,396	(22,385)	0	7,675	(14,710)	(1,314)
Templeton Foreign VIP Fund -Class 2	86,863	47,912	38,951	(2,414)	0	(105,016)	(107,430)	(68,479)
Templeton Global Bond VIP Fund -Class 2	0	20,803	(20,803)	(99,482)	0	(93,507)	(192,989)	(213,792)
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	140,400	108,496	31,904	411,680	0	584,214	995,894	1,027,798
Janus Henderson VIT Enterprise Portfolio-Service Shares	43,472	90,258	(46,786)	125,068	304,818	501,876	931,762	884,976
Janus Henderson VIT Global Research Portfolio-Service Shares	998	2,360	(1,362)	3,375	5,433	23,649	32,457	31,095
Janus Henderson VIT Overseas Portfolio-Service Shares	118,884	125,301	(6,417)	357,875	0	34,154	392,029	385,612
Janus Henderson VIT Research Portfolio-Service Shares	0	67,435	(67,435)	319,451	153,613	1,019,699	1,492,763	1,425,328
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	0	32,547	(32,547)	6,980	143,684	378,139	528,803	496,256
LVIP American Century Large Company Value Fund-Service Class	146,561	80,411	66,150	216,345	110,725	144,428	471,498	537,648
LVIP American Century Mid Cap Value Fund-Service Class	123,460	67,187	56,273	(31,500)	241,609	86,241	296,350	352,623
LVIP American Century Ultra® Fund-Service Class	0	4,899	(4,899)	20,416	30,274	32,487	83,177	78,278
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio - Class I	0	27,770	(27,770)	(1,267,845)	0	2,062,343	794,498	766,728
U.S. Real Estate Portfolio - Class I (**)	63,632	31,362	32,270	(42,165)	0	323,414	281,249	313,519
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	0	4,512	(4,512)	1,400	20,252	43,383	65,035	60,523
Sustainable Equity Portfolio-Class S	0	33,532	(33,532)	143,093	114,169	293,219	550,481	516,949
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	171,244	38,360	132,884	(35,305)	0	59,068	23,763	156,647
PIMCO Real Return Portfolio - Administrative Class	95,027	48,608	46,419	(32,532)	0	15,427	(17,105)	29,314
PIMCO Total Return Portfolio - Administrative Class	394,681	129,772	264,909	(188,456)	0	39,756	(148,700)	116,209
Rydex Variable Trust:
Guggenheim Long Short Equity Fund (***)	550	3,503	(2,953)	80,410	0	(50,714)	29,696	26,743
Wilshire Variable Insurance Trust:				`
Wilshire Global Allocation Fund	34,516	25,815	8,701	(13,832)	0	178,687	164,855	173,556

The accompanying notes are an integral part of these financial statements.

(*)	For the period January 1, 2024 through the merger date of April 26, 2024.
(**)	For the period January 1, 2024 through the liquidation date of December 4, 2024.
(***)	For the period January 1, 2024 through the liquidation date of August 16, 2024.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2024

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	$6,569	$6,712	$0	$8,888	$22,169	$21,533	$49,263	$4,436	$(23,294)	$(1,125)	$617,253	$616,128
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	(19,720)	19,611	112,085	1,136,204	1,248,180	104,607	643,787	(56,780)	(595,960)	652,220	4,586,021	5,238,241
Invesco V.I. Capital Appreciation Fund-Series II Shares	(128,400)	126,277	0	2,657,383	2,655,260	189,023	801,214	(111,361)	(723,552)	1,931,708	8,527,999	10,459,707
Invesco V.I. Comstock Fund-Series I Shares	17,941	78,549	410,503	262,652	769,645	107,516	765,280	(85,539)	(743,303)	26,342	5,870,546	5,896,888
Invesco V.I. Conservative Balanced Fund-Series II Shares (*)	16,146	20,803	0	(20,901)	16,048	7,586	37,283	(827,054)	(856,751)	(840,703)	840,703	0
Invesco V.I. Core Equity Fund-Series I Shares	(4,485)	(6,062)	48,391	85,126	122,970	5,788	57,431	29,162	(22,481)	100,489	540,300	640,789
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares	(66,307)	(44,111)	0	1,099,244	988,826	89,320	482,572	(49,222)	(442,474)	546,352	4,603,944	5,150,296
Invesco V.I. Diversified Dividend Fund-Series I Shares	835	(147)	13,331	28,608	42,627	5,113	84,746	(6,688)	(86,321)	(43,694)	384,463	340,769
Invesco V.I. Equity and Income Fund-Series II Shares	5,438	(18,854)	61,876	85,444	133,904	27,105	175,882	830,306	681,529	815,433	799,904	1,615,337
Invesco V.I. EQV International Equity Fund-Series II Shares	4,892	(16,527)	10,865	(10,764)	(11,534)	76,450	180,906	(24,248)	(128,704)	(140,238)	2,074,203	1,933,965
Invesco V.I. Global Fund-Series II Shares	(71,040)	(21,930)	314,522	491,808	713,360	146,757	467,414	(127,484)	(448,141)	265,219	5,079,652	5,344,871
Invesco V.I. Global Real Estate Fund-Series II Shares	32,257	(63,606)	0	(64,055)	(95,404)	156,344	365,350	(8,671)	(217,677)	(313,081)	3,137,798	2,824,717
Invesco V.I. Government Securities Fund-Series II Shares	3,883	(4,598)	0	489	(226)	7,795	33,210	2,500	(22,915)	(23,141)	449,675	426,534
Invesco V.I. Health Care Fund-Series I Shares	(12,754)	(18,068)	0	63,861	33,039	13,057	144,189	18,937	(112,195)	(79,156)	869,230	790,074
Invesco V.I. Main Street Fund®-Series II Shares	(52,402)	(166,992)	404,489	567,925	753,020	56,843	278,273	(30,031)	(251,461)	501,559	3,620,696	4,122,255
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares	(24,959)	(36,950)	51,921	298,223	288,235	34,297	208,377	25,727	(148,353)	139,882	1,949,026	2,088,908
Invesco V.I. Main Street Small Cap Fund®-Series II Shares	(61,693)	110,601	165,497	241,787	456,192	102,722	339,727	23,350	(213,655)	242,537	4,406,876	4,649,413
Invesco V.I. Small Cap Equity Fund-Series I Shares	(49,281)	9,823	191,762	485,296	637,600	136,399	366,070	32,951	(196,720)	440,880	3,919,927	4,360,807
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	39,698	(24,018)	89,761	695,806	801,247	231,629	1,314,624	403,511	(679,484)	121,763	9,465,837	9,587,600
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	8,462	(52,753)	0	125,097	80,806	46,819	314,632	(552,006)	(819,819)	(739,013)	2,170,121	1,431,108
Morningstar Growth ETF Asset Allocation Portfolio-Class II	28,403	241,924	405,827	1,457,867	2,134,021	588,452	2,171,245	(228,678)	(1,811,471)	322,550	19,718,899	20,041,449
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	30,035	(47,729)	25,149	262,939	270,394	63,603	586,109	210	(522,296)	(251,902)	4,190,120	3,938,218
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(2,332)	11,343	5,055	23,793	37,859	5,784	19,744	(91,471)	(105,431)	(67,572)	330,892	263,320
Technology Growth Portfolio-Initial Shares	(11,017)	26,328	0	143,374	158,685	5,497	118,133	24,387	(88,249)	70,436	703,891	774,327
BNY Mellon Stock Index Fund, Inc. - Service Shares	(138,500)	1,298,605	1,918,288	3,132,729	6,211,122	467,153	2,631,940	(339,082)	(2,503,869)	3,707,253	28,333,276	32,040,529
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	(16,759)	86,100	11,395	273,038	353,774	20,926	159,996	(27,142)	(166,212)	187,562	1,561,658	1,749,220
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	(10,674)	(2,400)	61,293	36,774	84,993	7,311	27,259	(258)	(20,206)	64,787	782,066	846,853
Government Money Market Portfolio	101,892	0	0	0	101,892	94,332	509,609	3,115,033	2,699,756	2,801,648	2,604,750	5,406,398
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	(14,524)	34,993	23,054	236,706	280,229	45,373	115,101	6,064	(63,664)	216,565	1,496,955	1,713,520
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio	(16,430)	(262,409)	1,550,415	(112,063)	1,159,513	138,050	811,451	(24,394)	(697,795)	461,718	7,203,757	7,665,475
Deutsche DWS Variable Series II - Class A:
DWS International Growth VIP-Class A	(102)	3,843	0	12,276	16,017	5,597	11,876	162	(6,117)	9,900	200,207	210,107
DWS Small Mid Cap Value VIP-Class B	(1,897)	(3,220)	18,559	2,728	16,170	23,729	13,774	2,801	12,756	28,926	370,606	399,532

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Year Ended December 31, 2024

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	$7,232	$(3,865)	$120,581	$(67,595)	$56,353	$46,027	$134,104	$(1,554)	$(89,631)	$(33,278)	$1,636,213	$1,602,935
Franklin Mutual Shares VIP Fund -Class 2	10,346	(43,935)	30,222	143,508	140,141	35,565	173,248	(21,894)	(159,577)	(19,436)	1,415,873	1,396,437
Franklin Small Cap Value VIP Fund -Class 2	(5,312)	988	30,666	100,435	126,777	32,748	125,591	(2,518)	(95,361)	31,416	1,289,521	1,320,937
Franklin U.S. Government Securities VIP Fund -Class 2	13,396	(22,385)	0	7,675	(1,314)	21,723	108,574	677	(86,174)	(87,488)	883,395	795,907
Templeton Foreign VIP Fund -Class 2	38,951	(2,414)	0	(105,016)	(68,479)	144,445	312,098	4,678	(162,975)	(231,454)	3,559,566	3,328,112
Templeton Global Bond VIP Fund -Class 2	(20,803)	(99,482)	0	(93,507)	(213,792)	84,726	184,544	(34,964)	(134,782)	(348,574)	1,821,833	1,473,259
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	31,904	411,680	0	584,214	1,027,798	199,034	797,641	83,766	(514,841)	512,957	7,569,387	8,082,344
Janus Henderson VIT Enterprise Portfolio-Service Shares	(46,786)	125,068	304,818	501,876	884,976	212,213	651,432	(111,164)	(550,383)	334,593	6,623,589	6,958,182
Janus Henderson VIT Global Research Portfolio-Service Shares	(1,362)	3,375	5,433	23,649	31,095	1,186	4,802	(5)	(3,621)	27,474	148,456	175,930
Janus Henderson VIT Overseas Portfolio-Service Shares	(6,417)	357,875	0	34,154	385,612	274,431	835,370	14,208	(546,731)	(161,119)	8,929,457	8,768,338
Janus Henderson VIT Research Portfolio-Service Shares	(67,435)	319,451	153,613	1,019,699	1,425,328	114,618	590,806	(399,056)	(875,244)	550,084	4,540,103	5,090,187
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	(32,547)	6,980	143,684	378,139	496,256	50,746	214,300	(43,802)	(207,356)	288,900	2,204,229	2,493,129
LVIP American Century Large Company Value Fund-Service Class	66,150	216,345	110,725	144,428	537,648	217,236	755,745	(29,390)	(567,899)	(30,251)	6,103,299	6,073,048
LVIP American Century Mid Cap Value Fund-Service Class	56,273	(31,500)	241,609	86,241	352,623	194,023	380,378	(20,031)	(206,386)	146,237	5,044,510	5,190,747
LVIP American Century Ultra® Fund-Service Class	(4,899)	20,416	30,274	32,487	78,278	1,560	59,255	14,660	(43,035)	35,243	315,844	351,087
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio - Class I	(27,770)	(1,267,845)	0	2,062,343	766,728	71,049	285,658	(99,670)	(314,279)	452,449	2,140,994	2,593,443
U.S. Real Estate Portfolio - Class I (**)	32,270	(42,165)	0	323,414	313,519	44,200	267,794	(2,499,533)	(2,723,127)	(2,409,608)	2,409,608	0
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	(4,512)	1,400	20,252	43,383	60,523	4,169	8,684	(851)	(5,366)	55,157	278,990	334,147
Sustainable Equity Portfolio-Class S	(33,532)	143,093	114,169	293,219	516,949	39,185	336,582	(1,777)	(299,174)	217,775	2,301,204	2,518,979
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	132,884	(35,305)	0	59,068	156,647	111,096	330,974	(19,951)	(239,829)	(83,182)	2,962,927	2,879,745
PIMCO Real Return Portfolio - Administrative Class	46,419	(32,532)	0	15,427	29,314	128,742	415,488	(13,102)	(299,848)	(270,534)	3,755,747	3,485,213
PIMCO Total Return Portfolio - Administrative Class	264,909	(188,456)	0	39,756	116,209	388,119	1,217,671	86,090	(743,462)	(627,253)	10,108,678	9,481,425
Rydex Variable Trust:
Guggenheim Long Short Equity Fund (***)	(2,953)	80,410	0	(50,714)	26,743	3,634	32,775	(366,163)	(395,304)	(368,561)	368,561	0
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	8,701	(13,832)	0	178,687	173,556	102,722	269,717	(37,769)	(204,764)	(31,208)	1,955,588	1,924,380

The accompanying notes are an integral part of these financial statements.

(*)	For the period January 1, 2024 through the merger date of April 26, 2024.
(**)	For the period January 1, 2024 through the liquidation date of December 4, 2024.
(***)	For the period January 1, 2024 through the liquidation date of August 16, 2024.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2023

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	$(3,692)	$10,580	$0	$69,186	$76,074	$24,288	$47,220	$(21,920)	$(44,852)	$31,222	$586,031	$617,253
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	(31,518)	(136,145)	900,614	(162,432)	570,519	108,683	483,685	(26,002)	(401,004)	169,515	4,416,506	4,586,021
Invesco V.I. Capital Appreciation Fund-Series II Shares	(101,318)	(359,256)	0	2,682,807	2,222,233	182,645	683,617	(162,037)	(663,009)	1,559,224	6,968,775	8,527,999
Invesco V.I. Comstock Fund-Series I Shares	20,205	121,711	650,789	(196,330)	596,375	114,624	1,356,904	188,638	(1,053,642)	(457,267)	6,327,813	5,870,546
Invesco V.I. Conservative Balanced Fund-Series II Shares	2,568	18,457	0	62,305	83,330	30,560	90,064	(472)	(59,976)	23,354	817,349	840,703
Invesco V.I. Core Equity Fund-Series I Shares	(3,452)	(11,462)	12,093	101,114	98,293	7,829	28,064	(483)	(20,718)	77,575	462,725	540,300
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares	(58,367)	(159,711)	0	700,765	482,687	99,164	377,662	(80,634)	(359,132)	123,555	4,480,389	4,603,944
Invesco V.I. Diversified Dividend Fund-Series I Shares	2,060	(599)	30,588	(5,542)	26,507	5,089	32,792	111	(27,592)	(1,085)	385,548	384,463
Invesco V.I. Equity and Income Fund-Series II Shares	2,495	(21,908)	41,076	43,508	65,171	14,680	76,818	(1,450)	(63,588)	1,583	798,321	799,904
Invesco V.I. EQV International Equity Fund-Series II Shares	(27,002)	(55,087)	1,490	397,207	316,608	67,864	387,878	66,059	(253,955)	62,653	2,011,550	2,074,203
Invesco V.I. Global Fund-Series II Shares	(62,347)	21,500	553,855	827,284	1,340,292	163,466	664,843	(115,495)	(616,872)	723,420	4,356,232	5,079,652
Invesco V.I. Global Real Estate Fund-Series II Shares	(1,661)	(82,864)	0	301,640	217,115	173,580	290,468	10,151	(106,737)	110,378	3,027,420	3,137,798
Invesco V.I. Government Securities Fund-Series II Shares	1,531	(3,091)	0	14,328	12,768	6,149	12,503	1,816	(4,538)	8,230	441,445	449,675
Invesco V.I. Health Care Fund-Series I Shares	(12,012)	(15,831)	0	40,613	12,770	12,742	33,543	(304)	(21,105)	(8,335)	877,565	869,230
Invesco V.I. Main Street Fund®-Series II Shares	(30,131)	(513,975)	238,732	987,372	681,998	57,467	516,284	(87,440)	(546,257)	135,741	3,484,955	3,620,696
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares	(28,359)	(249,105)	0	523,611	246,147	34,331	652,446	36,777	(581,338)	(335,191)	2,284,217	1,949,026
Invesco V.I. Main Street Small Cap Fund®-Series II Shares	(17,945)	43,566	0	602,871	628,492	99,503	438,107	80,120	(258,484)	370,008	4,036,868	4,406,876
Invesco V.I. Small Cap Equity Fund-Series I Shares	(48,774)	(43,043)	69,474	547,636	525,293	153,372	380,429	(52,491)	(279,548)	245,745	3,674,182	3,919,927
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	58,528	(118,714)	210,068	840,100	989,982	325,380	1,216,339	55,541	(835,418)	154,564	9,311,273	9,465,837
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	21,751	(46,026)	24,962	135,044	135,731	50,946	344,722	20,983	(272,793)	(137,062)	2,307,183	2,170,121
Morningstar Growth ETF Asset Allocation Portfolio-Class II	93,030	55,833	436,297	1,831,564	2,416,724	689,658	1,639,361	34,009	(915,694)	1,501,030	18,217,869	19,718,899
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	29,141	(120,315)	39,829	423,040	371,695	90,849	503,793	(128,126)	(541,070)	(169,375)	4,359,495	4,190,120
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(28,125)	(17,525)	2,983	401,494	358,827	51,100	149,795	32,651	(66,044)	292,783	1,911,446	2,204,229
VP Large Company Value Fund-Class II	69,753	113,877	170,934	(216,511)	138,053	263,334	580,808	(93,232)	(410,706)	(272,653)	6,375,952	6,103,299
VP Mid Cap Value Fund-Class II	43,336	(59,665)	558,972	(319,471)	223,172	206,513	492,711	(27,355)	(313,553)	(90,381)	5,134,891	5,044,510
VP Ultra® Fund-Class II	(4,011)	2,665	20,342	75,617	94,613	1,320	6,525	(6,050)	(11,255)	83,358	232,486	315,844
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(2,588)	(12,714)	9,394	55,510	49,602	8,082	46,863	(64)	(38,845)	10,757	320,135	330,892
Technology Growth Portfolio-Initial Shares	(8,888)	14,581	0	267,386	273,079	6,687	70,341	(5,193)	(68,847)	204,232	499,659	703,891
BNY Mellon Stock Index Fund, Inc. - Service Shares	(49,663)	1,224,688	996,773	3,601,054	5,772,852	514,610	3,456,089	(51,674)	(2,993,153)	2,779,699	25,553,577	28,333,276
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	(11,680)	28,000	187,962	96,559	300,841	30,205	222,270	(23,799)	(215,864)	84,977	1,476,681	1,561,658
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	(6,917)	(3,872)	62,405	74,662	126,278	8,088	16,770	(2,615)	(11,297)	114,981	667,085	782,066
Government Money Market Portfolio	76,582	0	0	0	76,582	68,651	504,272	1,284,388	848,767	925,349	1,679,401	2,604,750
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	(11,562)	106,780	49,197	128,391	272,806	57,414	530,542	(39,876)	(513,004)	(240,198)	1,737,153	1,496,955
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	4,712	(399,985)	700,998	1,453,007	1,758,732	152,321	528,718	(114,817)	(491,214)	1,267,518	5,936,239	7,203,757
Deutsche DWS Variable Series II - Class A:
DWS International Growth VIP-Class A	(1,814)	34,065	0	9,387	41,638	9,037	68,651	(161,628)	(221,242)	(179,604)	379,811	200,207
DWS Small Mid Cap Value VIP-Class B	(1,761)	(11,935)	14,208	42,299	42,811	21,799	47,864	(823)	(26,888)	15,923	354,683	370,606

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

For the Year Ended December 31, 2023

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	$17,773	$(23,406)	$82,566	$193,532	$270,465	$48,295	$187,176	$(11,456)	$(150,337)	$120,128	$1,516,085	$1,636,213
Franklin Mutual Shares VIP Fund -Class 2	7,316	(63,621)	116,793	97,787	158,275	38,760	212,821	(11,694)	(185,755)	(27,480)	1,443,353	1,415,873
Franklin Small Cap Value VIP Fund -Class 2	(11,779)	(77,740)	77,390	147,561	135,432	35,965	358,722	(79,971)	(402,728)	(267,296)	1,556,817	1,289,521
Franklin U.S. Government Securities VIP Fund -Class 2	14,911	(67,886)	0	80,381	27,406	31,493	332,812	75,013	(226,306)	(198,900)	1,082,295	883,395
Templeton Foreign VIP Fund -Class 2	75,992	16,191	0	572,252	664,435	147,683	1,038,683	(84,237)	(975,237)	(310,802)	3,870,368	3,559,566
Templeton Global Bond VIP Fund -Class 2	(25,868)	(223,611)	0	271,096	21,617	103,605	602,158	(87,185)	(585,738)	(564,121)	2,385,954	1,821,833
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	31,603	557,441	0	405,285	994,329	235,539	1,723,581	(20,976)	(1,509,018)	(514,689)	8,084,076	7,569,387
Janus Henderson VIT Enterprise Portfolio-Service Shares	(80,381)	147,762	513,169	389,381	969,931	260,739	926,588	(221,958)	(887,807)	82,124	6,541,465	6,623,589
Janus Henderson VIT Global Research Portfolio-Service Shares	(970)	12,399	4,442	15,615	31,486	1,093	22,921	(85)	(21,913)	9,573	138,883	148,456
Janus Henderson VIT Overseas Portfolio-Service Shares	3,949	386,580	0	424,262	814,791	309,663	1,464,426	(198,966)	(1,353,729)	(538,938)	9,468,395	8,929,457
Janus Henderson VIT Research Portfolio-Service Shares	(52,130)	(55,978)	0	1,517,459	1,409,351	104,629	1,154,141	203,152	(846,360)	562,991	3,977,112	4,540,103
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I (*)	25,962	(196,446)	0	184,939	14,455	20,547	34,810	(739,517)	(753,780)	(739,325)	739,325	0
Discovery Portfolio - Class I	(24,918)	(1,250,421)	0	1,952,832	677,493	87,751	300,754	(64,392)	(277,395)	400,098	1,740,896	2,140,994
U.S. Real Estate Portfolio - Class I	19,811	21,549	0	235,627	276,987	52,487	155,479	(347)	(103,339)	173,648	2,235,960	2,409,608
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	(4,060)	(5,130)	0	52,104	42,914	4,242	68,397	483	(63,672)	(20,758)	299,748	278,990
Sustainable Equity Portfolio-Class S	(26,344)	15,586	33,486	441,282	464,010	30,436	98,492	13,504	(54,552)	409,458	1,891,746	2,301,204
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	128,786	(42,679)	0	211,081	297,188	125,688	374,056	(11,855)	(260,223)	36,965	2,925,962	2,962,927
PIMCO Real Return Portfolio - Administrative Class	63,878	(33,091)	0	60,770	91,557	162,270	505,851	(241,430)	(585,011)	(493,454)	4,249,201	3,755,747
PIMCO Total Return Portfolio - Administrative Class	234,691	(509,412)	0	725,536	450,815	433,646	2,043,550	52,484	(1,557,420)	(1,106,605)	11,215,283	10,108,678
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	(4,262)	12,398	0	31,135	39,271	7,442	42,095	(2,007)	(36,660)	2,611	365,950	368,561
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	(476)	(19,051)	64,564	215,438	260,475	105,195	168,794	(1,237)	(64,836)	195,639	1,759,949	1,955,588

The accompanying notes are an integral part of these financial statements.

(*)	For the period January 1, 2023 through the liquidation date of July 28, 2023.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

(1)	ORGANIZATION

Annuity Investors Variable Account C (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Account was established on November 7, 2001 and commenced operations on August 1, 2002 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. As of May 28, 2021, the Company is a direct wholly-owned subsidiary of MassMutual Ascend Life Insurance Company, which is a wholly-owned subsidiary of Glidepath Holdings, Inc., a financial services holding company wholly-owned by Massachusetts Mutual Life Insurance Company (“MassMutual”). Prior to that date, the Company was a direct wholly-owned subsidiary of Great American Financial Resources, Inc., a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states and the District of Columbia.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2024 and for the two year period then ended, the following investment options or funds, each representing a sub-account of the Account, were available (unless otherwise noted):

AB Variable Products Series Fund, Inc.:

•	AB International Value Portfolio-Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

•	Invesco V.I. American Value Fund-Series I Shares

•	Invesco V.I. Capital Appreciation Fund-Series II Shares

•	Invesco V.I. Comstock Fund-Series I Shares

•	Invesco V.I. Conservative Balanced Fund-Series II Shares

•	Invesco V.I. Core Equity Fund-Series I Shares

•	Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares

•	Invesco V.I. Diversified Dividend Fund-Series I Shares

•	Invesco V.I. Equity and Income Fund-Series II Shares

•	Invesco V.I. EQV International Equity Fund-Series II Shares

•	Invesco V.I. Global Fund-Series II Shares

•	Invesco V.I. Global Real Estate Fund-Series II Shares

•	Invesco V.I. Government Securities Fund-Series II Shares

•	Invesco V.I. Health Care Fund-Series I Shares

•	Invesco V.I. Main Street Fund®-Series II Shares

•	Invesco V.I. Main Street Mid Cap Fund®-Series II Shares

•	Invesco V.I. Main Street Small Cap Fund®-Series II Shares

•	Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust:

•	Morningstar Balanced ETF Asset Allocation Portfolio-Class II

•	Morningstar Conservative ETF Asset Allocation Portfolio-Class II

•	Morningstar Growth ETF Asset Allocation Portfolio-Class II

•	Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(1)	ORGANIZATION - Continued

BNY Mellon Investment Portfolios:

•	MidCap Stock Portfolio-Service Shares

•	Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc. – Service Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Service Shares

BNY Mellon Variable Investment Fund:

•	Appreciation Portfolio-Service Shares

•	Government Money Market Portfolio

Calamos® Advisors Trust:

•	Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.:

•	Davis Equity Portfolio

Deutsche DWS Variable Series II:

•	DWS International Growth VIP-Class A

•	DWS Small Mid Cap Value VIP-Class B

Franklin Templeton Variable Insurance Products Trust:

•	Franklin Mutual Global Discovery VIP Fund-Class 2

•	Franklin Mutual Shares VIP Fund-Class 2

•	Franklin Small Cap Value VIP Fund-Class 2

•	Franklin U.S. Government Securities VIP Fund-Class 2

•	Templeton Foreign VIP Fund-Class 2

•	Templeton Global Bond VIP Fund-Class 2

Janus Aspen Series:

•	Janus Henderson VIT Balanced Portfolio-Service Shares

•	Janus Henderson VIT Enterprise Portfolio-Service Shares

•	Janus Henderson VIT Global Research Portfolio-Service Shares

•	Janus Henderson VIT Overseas Portfolio-Service Shares

•	Janus Henderson VIT Research Portfolio-Service Shares

Lincoln Variable Insurance Products Trust:

•	LVIP American Century Capital Appreciation Fund-Standard Class II

•	LVIP American Century Large Company Value Fund-Service Class

•	LVIP American Century Mid Cap Value Fund-Service Class

•	LVIP American Century Ultra® Fund-Service Class

Morgan Stanley Variable Insurance Fund, Inc.:

•	Discovery Portfolio-Class I

•	U.S. Real Estate Portfolio-Class I

Neuberger Berman Advisers Management Trust:

•	Mid Cap Growth Portfolio-Class S

•	Sustainable Equity Portfolio-Class S

PIMCO Variable Insurance Trust:

•	PIMCO High Yield Portfolio-Administrative Class

•	PIMCO Real Return Portfolio-Administrative Class

•	PIMCO Total Return Portfolio-Administrative Class

Rydex Variable Trust:

•	Guggenheim Long Short Equity Fund

Wilshire Variable Insurance Trust:

•	Wilshire Global Allocation Fund

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS-CONTINUED

(1)	ORGANIZATION - Continued

The Morgan Stanley U.S. Real Estate Portfolio was liquidated on December 4, 2024. If variable annuity contract owners had money allocated to the Morgan Stanley U.S. Real Estate Portfolio-Class I Sub-Account on December 5, 2024, the money was transferred to the sub-account for the BNY Mellon Variable Investment Fund, Government Money Market Portfolio.

Rydex Series Fund: Effective on or about August 16, 2024, Guggenheim Long Short Equity Fund liquidated.

Davis Variable Account Fund, Inc.: Effective June 30, 2024, Davis Value Portfolio was renamed Davis Equity Portfolio.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Effective on or about April 26, 2024, Invesco V.I. Conservative Balanced Fund was merged into Invesco V.I. Equity and Income Fund.

American Century Variable Portfolios: Effective on or about April 26, 2024, each fund of American Century Variable Portfolios, Inc., was reorganized into a substantially similar series and class of Lincoln Variable Insurance Products Trust as listed below. Class I shares reorganized into Standard Class II shares and Class II shares reorganized into Service Class shares.

•	American Century VP Capital Appreciation Fund reorganized into LVIP American Century Capital Appreciation Fund

•	American Century VP Large Company Value Fund reorganized into LVIP American Century Large Company Value Fund

•	American Century VP Mid Cap Value Fund reorganized into LVIP American Century Mid Cap Value Fund

•	American Century VP Ultra® Fund reorganized into LVIP American Century Ultra® Fund

The Morgan Stanley Core Plus Fixed Income Portfolio was liquidated on July 28, 2023. If variable annuity contract owners had money allocated to the Morgan Stanley Core Plus Fixed Income Portfolio-Class I Sub-Account on July 28, 2023, the money was transferred to the sub-account for the BNY Mellon Variable Investment Fund, Government Money Market Portfolio.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Continued

Level 3 – Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The investments of the Sub-Accounts are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2024.

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income from dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Sub-Accounts do not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves at the insurance company are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

Single Reportable Segment

The Separate Account derives revenues from variable annuity products. The Company has identified the President as the chief operating decision maker (CODM) for overseeing the products and the performance of the underlying funds to evaluate the results of the business and make operational decisions. The Separate Account’s products constitute as a single operating segment and therefore, a single reportable segment. Separate Accounts are structured with a limited purpose by design and their sole purpose, which records and reports the invested funds and activities and performance chosen by contract/policy holders. Investment performance of funds may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein.

(3)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(3)	DEDUCTIONS AND EXPENSES-Continued

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts.

The following schedule lists aggregate mortality and expense risk fees deducted by contract type for the year ended December 31, 2024:

2.00% Series Contracts	$24,233
1.95% Series Contracts	2,316
1.80% Series Contracts	8,698
1.75% Series Contracts	29,996
1.70% Series Contracts	8,194
1.65% Series Contracts	81,940
1.55% Series Contracts	108,636
1.50% Series Contracts	39,896
1.45% Series Contracts	30,337
1.40% Series Contracts	777,484
1.25% Series Contracts	1,760,933
1.00% Series Contracts	39,429

$2,912,092

The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 9.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $86,345 for the year ended December 31, 2024.

(4)	OTHER

Other Transactions with Affiliates

MM Ascend Life Investors Services, LLC (MMALIS), an affiliate of the Account, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company. All commissions and amounts paid to MMALIS for acting as underwriter are paid by the Company.

Pursuant to an administrative services agreement between MassMutual, the Company, and affiliates of the Company, MassMutual provides administrative and support services to the Company and the Account.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS – CONTINUED

(4)	OTHER-Continued

Subsequent Events

Management has evaluated the impact of subsequent events on the Account through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(5)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the year or period ended December 31, 2024, are as follows:

	2024
	Cost of Purchases	Proceeds from Sales
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	$36,373	$53,098
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund	285,470	789,065
Invesco V.I. Capital Appreciation Fund-Series II Shares	161,486	1,013,438
Invesco V.I. Comstock Fund-Series I Shares	662,252	977,111
Invesco V.I. Conservative Balanced Fund-Series II Shares	24,746	865,351
Invesco V.I. Core Equity Fund-Series I Shares	85,553	64,128
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares	36,515	545,296
Invesco V.I. Diversified Dividend Fund-Series I Shares	25,246	97,401
Invesco V.I. Equity and Income Fund-Series II Shares	927,188	178,345
Invesco V.I. EQV International Equity Fund-Series II Shares	214,961	327,908
Invesco V.I. Global Fund-Series II Shares	390,066	594,725
Invesco V.I. Global Real Estate Fund-Series II Shares	209,073	394,493
Invesco V.I. Government Securities Fund-Series II Shares	17,859	36,891
Invesco V.I. Health Care Fund-Series I Shares	23,739	148,688
Invesco V.I. Main Street Fund®-Series II Shares	540,688	440,062
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares	171,350	292,741
Invesco V.I. Main Street Small Cap Fund®-Series II Shares	446,459	556,310
Invesco V.I. Small Cap Equity Fund-Series I Shares	356,006	410,245
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	774,309	1,324,334
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	72,759	884,116
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,141,574	2,518,815
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	140,880	607,992
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	15,408	118,116
Technology Growth Portfolio-Initial Shares	37,678	136,944
BNY Mellon Stock Index Fund, Inc. - Service Shares	2,470,824	3,194,905
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	52,170	223,746
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	64,974	34,561
Government Money Market Portfolio	3,357,178	555,530
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	64,133	119,267
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio	1,683,327	847,137
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	8,312	14,531
DWS Small Mid Cap Value VIP-Class B	43,679	14,261
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	186,307	148,125
Franklin Mutual Shares VIP Fund -Class 2	83,150	202,159
Franklin Small Cap Value VIP Fund -Class 2	68,518	138,525
Franklin U.S. Government Securities VIP Fund -Class 2	39,290	112,068
Templeton Foreign VIP Fund -Class 2	284,281	408,305
Templeton Global Bond VIP Fund -Class 2	105,403	260,988

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(5)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES - Continued

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the year or period ended December 31, 2024, are as follows:

	2024
	Cost of Purchases	Proceeds from Sales
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	$524,463	$1,007,400
Janus Henderson VIT Enterprise Portfolio-Service Shares	476,908	769,259
Janus Henderson VIT Global Research Portfolio-Service Shares	7,013	6,563
Janus Henderson VIT Overseas Portfolio-Service Shares	270,154	823,302
Janus Henderson VIT Research Portfolio-Service Shares	294,197	1,083,263
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	229,828	326,046
LVIP American Century Large Company Value Fund-Service Class	398,705	789,730
LVIP American Century Mid Cap Value Fund-Service Class	504,177	412,681
LVIP American Century Ultra® Fund-Service Class	53,877	71,537
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio - Class I	48,994	391,043
U.S. Real Estate Portfolio - Class I	84,120	2,774,977
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	22,696	12,322
Sustainable Equity Portfolio-Class S	241,400	459,937
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	285,835	392,780
PIMCO Real Return Portfolio - Administrative Class	177,937	431,366
PIMCO Total Return Portfolio - Administrative Class	660,867	1,139,420
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	12,561	410,818
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	111,736	307,799

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2024	Units Purchased	Units Redeemed	Units Outstanding 12/31/2024
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B - 1.80% series contract	976.416	46.553	0.000	1,022.969
AB International Value Portfolio - Class B - 1.75% series contract	9.171	0.000	0.030	9.141
AB International Value Portfolio - Class B - 1.65% series contract	9.177	0.000	0.030	9.147
AB International Value Portfolio - Class B - 1.55% series contract	4,862.923	506.130	88.269	5,280.784
AB International Value Portfolio - Class B - 1.50% series contract	1,114.121	32.358	26.128	1,120.351
AB International Value Portfolio - Class B - 1.45% series contract	2,154.004	27.435	434.073	1,747.366
AB International Value Portfolio - Class B - 1.25% series contract	71,444.244	2,957.193	5,914.779	68,486.658
AB International Value Portfolio - Class B - 1.00% series contract	1,564.804	26.748	0.707	1,590.845
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund - 1.80% series contract	1,485.157	13.678	921.184	577.651
Invesco V.I. American Value Fund-Series I Shares Fund - 1.75% series contract	9.132	0.000	0.030	9.102
Invesco V.I. American Value Fund-Series I Shares Fund - 1.70% series contract	303.952	0.000	0.000	303.952
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract *	3,794.099	0.001	3,784.993	9.107
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract	3,756.066	58.467	2,501.641	1,312.892
Invesco V.I. American Value Fund-Series I Shares Fund - 1.55% series contract	3,180.210	108.768	416.928	2,872.050
Invesco V.I. American Value Fund-Series I Shares Fund - 1.50% series contract	2,538.482	24.060	821.552	1,740.990
Invesco V.I. American Value Fund-Series I Shares Fund - 1.45% series contract	858.682	6.012	291.002	573.692
Invesco V.I. American Value Fund-Series I Shares Fund - 1.40% series contract	39,671.027	582.622	3,188.777	37,064.872
Invesco V.I. American Value Fund-Series I Shares Fund - 1.25% series contract	68,061.547	4,197.251	7,451.684	64,807.114
Invesco V.I. American Value Fund-Series I Shares Fund - 1.00% series contract	1,271.027	13.174	0.314	1,283.887
Invesco V.I. Capital Appreciation Fund-Series II Shares - 2.00% series contract	964.743	0.000	49.288	915.455
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.80% series contract	2,046.017	24.897	282.519	1,788.395
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.75% series contract	30.690	0.000	0.155	30.535
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.70% series contract	76.690	0.000	0.082	76.608
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.65% series contract *	5,764.650	13.455	2,801.994	2,976.111
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.65% series contract	965.942	4.221	856.738	113.425
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.55% series contract	9,900.778	226.015	822.758	9,304.035
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.50% series contract	2,857.754	51.944	51.663	2,858.035
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.45% series contract	3,405.698	15.496	643.003	2,778.191
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.40% series contract	24,670.404	992.719	1,156.477	24,506.646
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.25% series contract	202,583.982	4,682.735	18,545.032	188,721.685
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.00% series contract	8,583.618	89.388	258.686	8,414.320
Invesco V.I. Comstock Fund-Series I Shares - 2.00% series contract	3,948.698	87.077	156.565	3,879.210
Invesco V.I. Comstock Fund-Series I Shares - 1.95% series contract	411.886	3.805	0.000	415.691
Invesco V.I. Comstock Fund-Series I Shares - 1.75% series contract	3,403.011	1.375	247.039	3,157.347
Invesco V.I. Comstock Fund-Series I Shares - 1.70% series contract	458.406	0.000	0.000	458.406
Invesco V.I. Comstock Fund-Series I Shares - 1.65% series contract	14,681.518	6.703	10,955.895	3,732.326
Invesco V.I. Comstock Fund-Series I Shares - 1.55% series contract	1,207.518	0.000	124.608	1,082.910
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	1,438.377	15.832	4.758	1,449.451
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	95,726.626	1,602.587	8,915.072	88,414.141
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	82,514.297	4,587.507	9,937.313	77,164.491
Invesco V.I. Comstock Fund-Series I Shares - 1.00% series contract	588.696	41.114	0.264	629.546
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.75% series contract	9.176	0.000	9.176	0.000
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.70% series contract	16.935	0.000	16.935	0.000
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.65% series contract *	223.621	0.000	223.621	0.000
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.65% series contract	3,652.982	58.900	3,711.882	0.000
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.55% series contract	9.582	0.000	9.582	0.000
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.40% series contract	33,620.709	285.577	33,906.286	0.000
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.25% series contract	8,188.013	27.730	8,215.743	0.000
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.00% series contract	8.974	0.000	8.974	0.000
Invesco V.I. Core Equity Fund-Series I Shares - 1.80% series contract	774.845	0.000	27.616	747.229
Invesco V.I. Core Equity Fund-Series I Shares - 1.70% series contract	6.505	0.000	0.000	6.505
Invesco V.I. Core Equity Fund-Series I Shares - 1.65% series contract	296.886	0.000	95.508	201.378
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	18,190.497	1,007.902	1,699.544	17,498.855
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 2.00% series contract	1,654.858	0.000	84.546	1,570.312
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.80% series contract	3,224.681	39.583	57.518	3,206.746
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.75% series contract	55.444	0.000	0.282	55.162
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.70% series contract	400.625	0.000	0.267	400.358
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.65% series contract	1,365.906	0.000	145.338	1,220.568
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.55% series contract	10,628.216	196.016	455.743	10,368.489
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.50% series contract	5,109.868	116.382	615.059	4,611.191
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.45% series contract	4,896.923	30.492	853.067	4,074.348
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.40% series contract	75,392.318	855.136	7,120.659	69,126.795
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.25% series contract	248,496.268	3,884.222	24,605.136	227,775.354
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.00% series contract	8,381.572	53.290	1,877.294	6,557.568
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.70% series contract	127.862	4.774	0.057	132.579
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.65% series contract	1,951.324	24.579	1,795.316	180.587
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	13,107.200	251.560	1,653.777	11,704.983
Invesco V.I. Equity and Income Fund-Series II Shares - 1.75% series contract	0.000	11.683	0.038	11.645
Invesco V.I. Equity and Income Fund-Series II Shares - 1.70% series contract	0.000	29.943	0.000	29.943
Invesco V.I. Equity and Income Fund-Series II Shares - 1.65% series contract***	297.136	6,554.822	418.970	6,432.988
Invesco V.I. Equity and Income Fund-Series II Shares - 1.65% series contract	0.000	289.390	16.174	273.216
Invesco V.I. Equity and Income Fund-Series II Shares - 1.55% series contract	0.000	12.602	0.038	12.564
Invesco V.I. Equity and Income Fund-Series II Shares - 1.40% series contract	77,592.845	62,738.710	14,551.875	125,779.680
Invesco V.I. Equity and Income Fund-Series II Shares - 1.25% series contract	0.000	10,863.485	130.972	10,732.513
Invesco V.I. Equity and Income Fund-Series II Shares - 1.00% series contract	0.000	12.905	0.051	12.854
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.75% series contract	22.322	0.001	5.044	17.279
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.65% series contract	1,136.473	0.000	0.029	1,136.444
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.55% series contract	9.615	0.000	0.029	9.586
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.50% series contract	614.785	26.855	0.266	641.374
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.25% series contract	135,875.676	12,001.202	19,807.381	128,069.497
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.00% series contract	1,590.699	54.504	458.073	1,187.130
Invesco V.I. Global Fund-Series II Shares - 1.80% series contract	297.875	91.398	349.571	39.702
Invesco V.I. Global Fund-Series II Shares - 1.75% series contract	9.147	0.000	0.031	9.116
Invesco V.I. Global Fund-Series II Shares - 1.70% series contract	53.749	0.000	0.000	53.749
Invesco V.I. Global Fund-Series II Shares - 1.65% series contract *	3,444.135	13.173	3,173.325	283.983
Invesco V.I. Global Fund-Series II Shares - 1.65% series contract	21.555	12.474	23.304	10.725
Invesco V.I. Global Fund-Series II Shares - 1.55% series contract	2,462.933	62.080	713.133	1,811.880
Invesco V.I. Global Fund-Series II Shares - 1.50% series contract	3,341.137	240.241	186.731	3,394.647
Invesco V.I. Global Fund-Series II Shares - 1.40% series contract	25,199.571	362.789	3,275.370	22,286.990
Invesco V.I. Global Fund-Series II Shares - 1.25% series contract	135,688.918	3,274.527	9,522.467	129,440.978
Invesco V.I. Global Fund-Series II Shares - 1.00% series contract	3,073.469	230.072	152.347	3,151.194

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009
***	Unit value commencement date April 30, 2021

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units Outstanding 1/1/2024	Units Purchased	Units Redeemed	Units Outstanding 12/31/2024
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Global Real Estate Fund-Series II Shares - 2.00% series contract	726.319	0.000	37.109	689.210
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.80% series contract	1,263.299	175.764	451.686	987.377
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.75% series contract	20.687	0.000	0.097	20.590
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.65% series contract	2,293.396	74.648	48.722	2,319.322
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.55% series contract	9,857.549	791.741	973.601	9,675.689
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.50% series contract	5,118.464	584.112	278.037	5,424.539
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.45% series contract	1,509.278	15.210	280.243	1,244.245
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.25% series contract	253,244.054	13,069.854	32,036.051	234,277.857
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.00% series contract	6,234.714	523.155	308.838	6,449.031
Invesco V.I. Government Securities Fund-Series II Shares - 1.70% series contract	336.039	4.423	0.000	340.462
Invesco V.I. Government Securities Fund-Series II Shares - 1.65% series contract	6,436.819	89.645	1,275.682	5,250.782
Invesco V.I. Government Securities Fund-Series II Shares - 1.40% series contract	30,696.636	812.504	1,603.704	29,905.436
Invesco V.I. Health Care Fund-Series I Shares - 1.70% series contract	99.100	1.228	0.001	100.327
Invesco V.I. Health Care Fund-Series I Shares - 1.65% series contract	1,561.252	0.000	1,561.252	0.000
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	20,117.303	718.969	1,733.926	19,102.346
Invesco V.I. Main Street Fund®-Series II Shares - 1.75% series contract	9.143	0.000	0.030	9.113
Invesco V.I. Main Street Fund®-Series II Shares - 1.65% series contract *	609.565	0.000	0.030	609.535
Invesco V.I. Main Street Fund®-Series II Shares - 1.65% series contract	1,197.338	70.982	0.000	1,268.320
Invesco V.I. Main Street Fund®-Series II Shares - 1.55% series contract	9.546	0.000	0.029	9.517
Invesco V.I. Main Street Fund®-Series II Shares - 1.40% series contract	41,033.329	409.849	2,652.843	38,790.335
Invesco V.I. Main Street Fund®-Series II Shares - 1.25% series contract	68,393.717	4,020.859	9,200.053	63,214.523
Invesco V.I. Main Street Fund®-Series II Shares - 1.00% series contract	453.793	25.682	0.159	479.316
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 2.00% series contract	2,528.625	75.496	102.761	2,501.360
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.95% series contract	389.057	3.647	0.000	392.704
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.80% series contract	240.971	0.000	240.971	0.000
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.75% series contract	2,173.294	62.444	119.775	2,115.963
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.65% series contract *	9.124	0.000	0.030	9.094
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.65% series contract	805.395	0.000	805.395	0.000
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.55% series contract	2,972.859	66.496	0.029	3,039.326
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.50% series contract	1,582.987	21.637	0.164	1,604.460
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.40% series contract	11,195.501	96.448	829.858	10,462.091
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.25% series contract	59,477.157	5,112.419	8,312.609	56,276.967
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.00% series contract	675.099	5.524	334.695	345.928
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.80% series contract	1,562.699	0.000	1,562.699	0.000
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.75% series contract	9.081	0.000	0.029	9.052
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.70% series contract	438.090	4.064	5.946	436.208
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.65% series contract *	109.551	0.000	5.872	103.679
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.65% series contract	365.942	64.230	66.277	363.895
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.55% series contract	454.504	0.000	17.894	436.610
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.50% series contract	1,696.372	18.236	771.597	943.011
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.40% series contract	42,170.203	992.386	2,276.251	40,886.338
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.25% series contract	51,988.587	7,252.530	8,702.252	50,538.865
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.00% series contract	476.821	89.642	538.263	28.200
Invesco V.I. Small Cap Equity Fund-Series I Shares - 2.00% series contract	590.699	0.000	30.178	560.521
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.80% series contract	29.851	63.857	67.612	26.096
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.75% series contract	16.179	0.001	3.237	12.943
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.70% series contract	607.983	0.000	15.467	592.516
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract *	2,283.656	21.272	23.550	2,281.378
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract	40.294	25.807	47.774	18.327
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.55% series contract	3,337.939	70.816	395.186	3,013.569
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.50% series contract	2,706.889	185.761	129.970	2,762.680
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.45% series contract	971.490	21.636	0.000	993.126
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	24,846.605	663.671	3,715.491	21,794.785
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	109,705.400	5,967.112	9,336.374	106,336.138
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.00% series contract	3,317.857	162.019	353.454	3,126.422
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,971.902	0.000	0.000	1,971.902
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.80% series contract	717.148	0.000	0.000	717.148
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.75% series contract	289.252	0.000	14.311	274.941
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.70% series contract	20.656	0.000	0.000	20.656
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	33,564.268	0.000	460.298	33,103.970
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,032.107	0.000	911.816	120.291
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.55% series contract	55,609.848	102.694	12,223.713	43,488.829
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.45% series contract	11,110.106	67.741	8,586.667	2,591.180
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	52,101.675	2,063.405	4,707.236	49,457.844
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.25% series contract	399,488.360	15,710.715	44,323.565	370,875.510
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.00% series contract	11,454.759	14,609.671	1,237.155	24,827.275
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.75% series contract	7,786.837	0.000	219.448	7,567.389
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	1,177.658	0.000	66.289	1,111.369
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,810.905	92.778	15.674	1,888.009
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.55% series contract	9,252.271	253.302	66.202	9,439.371
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.45% series contract	8,537.457	124.071	520.270	8,141.258
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	2,966.762	158.030	0.116	3,124.676
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.25% series contract	127,162.455	2,008.116	46,855.246	82,315.325
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.00% series contract	18,755.447	1,314.189	20,039.931	29.705
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	9.151	0.000	0.030	9.121
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.70% series contract	15.737	0.000	0.000	15.737
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	38,691.756	0.000	6,121.250	32,570.506
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,301.410	0.000	72.244	1,229.166
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	99,190.084	2,224.623	13,977.143	87,437.564
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	16,990.637	1,497.433	8,500.050	9,988.020
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	27,295.088	98.663	1,796.366	25,597.385
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	15,126.763	872.951	253.171	15,746.543
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	850,411.511	25,878.659	90,005.506	786,284.664
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	1,058.091	0.000	515.490	542.601

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009
***	Unit value commencement date April 30, 2021

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units Outstanding 1/1/2024	Units Purchased	Units Redeemed	Units Outstanding 12/31/2024
ALPS Variable Investment Trust:
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,974.140	0.000	0.000	1,974.140
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	6,389.964	146.591	671.012	5,865.543
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	29,641.669	68.455	1,068.717	28,641.407
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	6.921	0.000	0.117	6.804
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	7,186.454	265.855	96.785	7,355.524
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	1,540.293	6.926	83.774	1,463.445
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	19,515.589	98.684	372.687	19,241.586
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	16,910.441	0.002	11,024.100	5,886.343
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	209,113.237	3,027.934	24,361.917	187,779.254
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	399.084	0.071	169.132	230.023
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.75% series contract	9.112	0.000	0.029	9.083
MidCap Stock Portfolio-Service Shares - 1.65% series contract *	3,332.544	0.000	3,323.455	9.089
MidCap Stock Portfolio-Service Shares - 1.65% series contract	10.338	0.233	0.245	10.326
MidCap Stock Portfolio-Service Shares - 1.55% series contract	27.441	0.000	0.029	27.412
MidCap Stock Portfolio-Service Shares - 1.50% series contract	676.942	0.000	0.000	676.942
MidCap Stock Portfolio-Service Shares - 1.40% series contract	432.312	222.551	65.685	589.178
MidCap Stock Portfolio-Service Shares - 1.25% series contract	7,501.880	156.077	590.421	7,067.536
MidCap Stock Portfolio-Service Shares - 1.00% series contract	252.673	34.161	0.674	286.160
Technology Growth Portfolio-Initial Shares - 1.70% series contract	8.143	0.000	0.000	8.143
Technology Growth Portfolio-Initial Shares - 1.65% series contract	1,745.479	0.000	1,715.288	30.191
Technology Growth Portfolio-Initial Shares - 1.40% series contract	10,689.283	613.881	371.406	10,931.758
BNY Mellon Stock Index Fund, Inc. - Service Shares - 2.00% series contract	4,904.908	124.415	187.204	4,842.119
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.95% series contract	661.678	5.793	0.000	667.471
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.80% series contract **	1,371.706	69.114	48.688	1,392.132
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.80% series contract	578.328	0.000	20.589	557.739
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.75% series contract	5,780.736	115.266	246.334	5,649.668
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.70% series contract	234.280	0.000	0.000	234.280
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.65% series contract *	2,142.207	13.864	29.569	2,126.502
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.65% series contract	1,961.386	15.332	48.816	1,927.902
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.55% series contract	12,607.258	1,191.938	732.309	13,066.887
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.50% series contract	6,422.957	140.217	128.635	6,434.539
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.45% series contract	12,839.584	1,411.835	778.292	13,473.127
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.40% series contract	240,806.753	3,111.284	16,085.113	227,832.924
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.25% series contract	373,649.015	4,613.227	47,305.095	330,957.147
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.00% series contract	11,788.599	622.895	1,261.814	11,149.680
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.80% series contract	338.147	0.000	0.000	338.147
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.75% series contract	9.094	0.000	0.030	9.064
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.70% series contract	142.371	0.000	0.000	142.371
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.65% series contract	9.098	0.000	0.029	9.069
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.55% series contract	99.977	0.000	60.761	39.216
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.40% series contract	15,292.827	102.976	412.832	14,982.971
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.25% series contract	24,085.422	455.623	4,476.868	20,064.177
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.00% series contract	647.490	457.644	0.131	1,105.003
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares - 1.80% series contract	622.711	0.000	22.186	600.525
Appreciation Portfolio-Service Shares - 1.70% series contract	273.833	8.041	0.088	281.786
Appreciation Portfolio-Service Shares - 1.65% series contract	721.809	10.148	44.476	687.481
Appreciation Portfolio-Service Shares - 1.40% series contract	15,405.624	130.211	478.267	15,057.568
Government Money Market Portfolio - 2.00% series contract	30,325.001	979.854	1,490.616	29,814.239
Government Money Market Portfolio - 1.80% series contract	92.472	0.000	0.439	92.033
Government Money Market Portfolio - 1.75% series contract	37,614.758	492.276	2,466.193	35,640.841
Government Money Market Portfolio - 1.70% series contract	11,580.089	38,620.001	0.921	50,199.169
Government Money Market Portfolio - 1.65% series contract *	15,948.053	0.000	0.736	15,947.317
Government Money Market Portfolio - 1.65% series contract	97,063.552	10,495.316	33,597.660	73,961.208
Government Money Market Portfolio - 1.55% series contract	111,230.226	188,055.976	9,865.625	289,420.577
Government Money Market Portfolio - 1.50% series contract	181,806.429	2,214.395	169,232.465	14,788.359
Government Money Market Portfolio - 1.45% series contract	414.617	0.000	0.637	413.980
Government Money Market Portfolio - 1.40% series contract	1,018,235.357	2,783,639.403	233,209.120	3,568,665.640
Government Money Market Portfolio - 1.25% series contract	1,271,573.646	429,145.427	235,623.199	1,465,095.874
Government Money Market Portfolio - 1.00% series contract	54,841.183	2,464.306	13,532.069	43,773.420
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.75% series contract	37.507	0.000	13.301	24.206
Calamos® Growth and Income Portfolio - 1.65% series contract *	317.519	0.000	12.671	304.848
Calamos® Growth and Income Portfolio - 1.65% series contract	642.227	368.015	145.949	864.293
Calamos® Growth and Income Portfolio - 1.55% series contract	1,869.066	0.000	46.039	1,823.027
Calamos® Growth and Income Portfolio - 1.50% series contract	1,471.833	192.993	0.005	1,664.821
Calamos® Growth and Income Portfolio - 1.40% series contract	8,120.361	96.460	1,409.009	6,807.812
Calamos® Growth and Income Portfolio - 1.25% series contract	42,506.298	1,140.814	2,604.250	41,042.862
Calamos® Growth and Income Portfolio - 1.00% series contract	2,172.195	0.000	0.043	2,172.152
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio - 1.80% series contract	1,784.343	40.870	0.195	1,825.018
Davis Equity Portfolio - 1.75% series contract	47.416	0.000	0.253	47.163
Davis Equity Portfolio - 1.65% series contract *	230.891	0.000	12.927	217.964
Davis Equity Portfolio - 1.65% series contract	1,033.967	68.750	569.898	532.819
Davis Equity Portfolio - 1.55% series contract	10,337.093	276.764	763.756	9,850.101
Davis Equity Portfolio - 1.50% series contract	4,394.338	92.665	64.626	4,422.377
Davis Equity Portfolio - 1.45% series contract	5,245.168	28.731	889.361	4,384.538
Davis Equity Portfolio - 1.40% series contract	15,222.988	282.111	1,748.685	13,756.414
Davis Equity Portfolio - 1.25% series contract	239,672.669	2,938.588	24,172.635	218,438.622
Davis Equity Portfolio - 1.00% series contract	8,117.125	99.149	501.638	7,714.636
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A - 2.00% series contract	33.176	0.000	4.961	28.215
DWS International Growth VIP-Class A - 1.75% series contract	9.172	0.000	0.031	9.141
DWS International Growth VIP-Class A - 1.65% series contract	9.176	0.000	0.030	9.146
DWS International Growth VIP-Class A - 1.55% series contract	9.577	0.000	0.029	9.548
DWS International Growth VIP-Class A - 1.25% series contract	14,367.054	437.715	839.532	13,965.237
DWS International Growth VIP-Class A - 1.00% series contract	8.969	0.000	0.035	8.934
DWS Small Mid Cap Value VIP-Class B - 1.75% series contract	9.207	0.000	0.031	9.176
DWS Small Mid Cap Value VIP-Class B - 1.65% series contract	9.212	0.000	0.030	9.182
DWS Small Mid Cap Value VIP-Class B - 1.55% series contract	1,348.524	99.221	410.821	1,036.924
DWS Small Mid Cap Value VIP-Class B - 1.50% series contract	553.989	28.677	5.999	576.667
DWS Small Mid Cap Value VIP-Class B - 1.25% series contract	14,855.087	1,022.748	197.930	15,679.905
DWS Small Mid Cap Value VIP-Class B - 1.00% series contract	264.518	0.000	0.360	264.158

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009
***	Unit value commencement date April 30, 2021

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units Outstanding 1/1/2024	Units Purchased	Units Redeemed	Units Outstanding 12/31/2024
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.80% series contract	190.929	0.000	190.929	0.000
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.75% series contract	54.796	0.000	45.564	9.232
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.65% series contract	1,798.382	18.388	0.168	1,816.602
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.55% series contract	250.325	0.000	0.255	250.070
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.50% series contract	1,502.490	76.128	717.361	861.257
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.25% series contract	53,704.222	1,553.838	3,596.712	51,661.348
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.00% series contract	978.555	58.588	215.158	821.985
Franklin Mutual Shares VIP Fund -Class 2 - 1.75% series contract	9.144	0.000	0.031	9.113
Franklin Mutual Shares VIP Fund -Class 2 - 1.65% series contract	335.986	0.000	12.810	323.176
Franklin Mutual Shares VIP Fund -Class 2 - 1.55% series contract	2,912.722	77.598	0.032	2,990.288
Franklin Mutual Shares VIP Fund -Class 2 - 1.50% series contract	410.658	2.473	0.646	412.485
Franklin Mutual Shares VIP Fund -Class 2 - 1.25% series contract	71,126.125	1,549.335	9,243.976	63,431.484
Franklin Mutual Shares VIP Fund -Class 2 - 1.00% series contract	65.420	0.000	0.247	65.173
Franklin Small Cap Value VIP Fund -Class 2 - 2.00% series contract	1,343.361	40.871	53.687	1,330.545
Franklin Small Cap Value VIP Fund -Class 2 - 1.95% series contract	173.625	1.700	0.000	175.325
Franklin Small Cap Value VIP Fund -Class 2 - 1.75% series contract	1,607.258	47.627	131.622	1,523.263
Franklin Small Cap Value VIP Fund -Class 2 - 1.65% series contract	239.534	0.000	0.030	239.504
Franklin Small Cap Value VIP Fund -Class 2 - 1.55% series contract	1,558.931	0.000	0.328	1,558.603
Franklin Small Cap Value VIP Fund -Class 2 - 1.50% series contract	948.211	1.589	163.511	786.289
Franklin Small Cap Value VIP Fund -Class 2 - 1.25% series contract	25,466.259	745.055	2,718.244	23,493.070
Franklin Small Cap Value VIP Fund -Class 2 - 1.00% series contract	230.047	18.859	0.496	248.410
Franklin U.S. Government Securities VIP Fund -Class 2 - 2.00% series contract	6,559.058	157.516	250.280	6,466.294
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.95% series contract	408.970	4.670	0.000	413.640
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.80% series contract	573.243	0.000	230.514	342.729
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.75% series contract	9,165.052	344.006	577.694	8,931.364
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.65% series contract	9.236	0.000	0.030	9.206
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.55% series contract	2,256.933	0.000	0.030	2,256.903
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.50% series contract	572.033	2.225	0.570	573.688
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.45% series contract	67.646	0.000	0.104	67.542
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.25% series contract	61,700.543	1,462.747	8,218.219	54,945.071
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.00% series contract	3,464.041	74.474	999.314	2,539.201
Templeton Foreign VIP Fund -Class 2 - 2.00% series contract	9,907.969	243.671	380.870	9,770.770
Templeton Foreign VIP Fund -Class 2 - 1.95% series contract	1,293.959	12.978	0.000	1,306.937
Templeton Foreign VIP Fund -Class 2 - 1.80% series contract	3,052.666	164.286	3,142.222	74.730
Templeton Foreign VIP Fund -Class 2 - 1.75% series contract	7,785.490	234.180	461.707	7,557.963
Templeton Foreign VIP Fund -Class 2 - 1.70% series contract	6.713	0.000	0.000	6.713
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract *	5,867.473	81.643	13.086	5,936.030
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract	273.974	79.760	93.009	260.725
Templeton Foreign VIP Fund -Class 2 - 1.55% series contract	9,234.660	331.294	720.921	8,845.033
Templeton Foreign VIP Fund -Class 2 - 1.50% series contract	7,991.135	699.545	149.188	8,541.492
Templeton Foreign VIP Fund -Class 2 - 1.40% series contract	35,884.098	1,439.470	2,635.374	34,688.194
Templeton Foreign VIP Fund -Class 2 - 1.25% series contract	234,142.806	17,796.419	27,590.319	224,348.906
Templeton Foreign VIP Fund -Class 2 - 1.00% series contract	5,311.962	402.762	193.851	5,520.873
Templeton Global Bond VIP Fund -Class 2 - 2.00% series contract	1,198.741	0.000	40.578	1,158.163
Templeton Global Bond VIP Fund -Class 2 - 1.80% series contract	506.527	105.193	291.463	320.257
Templeton Global Bond VIP Fund -Class 2 - 1.75% series contract	1,292.774	217.486	372.308	1,137.952
Templeton Global Bond VIP Fund -Class 2 - 1.65% series contract	2,230.135	44.547	0.165	2,274.517
Templeton Global Bond VIP Fund -Class 2 - 1.55% series contract	1,733.943	149.989	333.637	1,550.295
Templeton Global Bond VIP Fund -Class 2 - 1.50% series contract	615.984	85.177	0.203	700.958
Templeton Global Bond VIP Fund -Class 2 - 1.25% series contract	146,318.842	10,049.408	21,581.734	134,786.516
Templeton Global Bond VIP Fund -Class 2 - 1.00% series contract	2,017.377	200.522	53.170	2,164.729
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract **	480.535	62.572	516.447	26.660
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract	592.546	0.000	21.150	571.396
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.75% series contract	3,786.318	0.002	646.348	3,139.972
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.70% series contract	4,514.472	4.401	136.277	4,382.596
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract *	6,406.951	0.000	6,397.781	9.170
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract	1,447.466	0.000	118.614	1,328.852
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.55% series contract	5,524.273	251.454	649.730	5,125.997
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.50% series contract	3,682.435	140.004	1,570.309	2,252.130
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.45% series contract	59.378	0.000	5.320	54.058
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.40% series contract	52,562.884	1,116.227	7,356.687	46,322.424
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.25% series contract	173,382.811	14,299.763	13,015.331	174,667.243
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.00% series contract	2,626.749	138.990	93.729	2,672.010
Janus Henderson VIT Enterprise Portfolio-Service Shares - 2.00% series contract	700.014	0.000	35.763	664.251
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.80% series contract	29.415	63.219	66.319	26.315
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.75% series contract	9.078	0.000	0.030	9.048
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract *	3,276.050	17.490	19.180	3,274.360
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract	50.958	15.361	29.895	36.424
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.55% series contract	4,490.983	78.186	470.532	4,098.637
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.50% series contract	3,221.564	186.841	115.731	3,292.674
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.40% series contract	15,525.999	545.333	1,392.984	14,678.348
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.25% series contract	116,637.037	2,879.833	13,458.838	106,058.032
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.00% series contract	7,492.055	294.531	545.481	7,241.105
Janus Henderson VIT Global Research Portfolio-Service Shares - 1.70% series contract	57.918	0.000	0.093	57.825
Janus Henderson VIT Global Research Portfolio-Service Shares - 1.40% series contract	4,496.658	31.595	144.450	4,383.803
Janus Henderson VIT Overseas Portfolio-Service Shares - 2.00% series contract	13,968.993	420.230	554.966	13,834.257
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.95% series contract	1,942.513	19.792	-0.001	1,962.306
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.80% series contract	2,490.515	104.063	0.244	2,594.334
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.75% series contract	42,269.530	369.237	698.901	41,939.866
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.70% series contract	1.358	0.000	0.000	1.358
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract *	112.885	0.000	0.222	112.663
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract	596.884	68.225	307.261	357.848
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.55% series contract	23,057.254	1,372.668	380.457	24,049.465
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.50% series contract	13,056.316	502.144	2,285.892	11,272.568
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.45% series contract	7,682.425	77.066	1,175.031	6,584.460
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.40% series contract	76,938.455	2,654.656	4,976.047	74,617.064
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.25% series contract	547,736.252	13,526.763	52,511.441	508,751.574
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.00% series contract	10,916.891	86.900	1,113.167	9,890.624
Janus Henderson VIT Research Portfolio-Service Shares - 2.00% series contract	2,004.891	46.520	78.050	1,973.361
Janus Henderson VIT Research Portfolio-Service Shares - 1.95% series contract	367.311	2.763	-0.001	370.075
Janus Henderson VIT Research Portfolio-Service Shares - 1.75% series contract	1,907.038	44.425	111.155	1,840.308
Janus Henderson VIT Research Portfolio-Service Shares - 1.65% series contract *	3,481.200	0.000	2,493.191	988.009
Janus Henderson VIT Research Portfolio-Service Shares - 1.65% series contract	622.400	0.000	305.494	316.906
Janus Henderson VIT Research Portfolio-Service Shares - 1.55% series contract	9.544	478.319	6.292	481.571
Janus Henderson VIT Research Portfolio-Service Shares - 1.50% series contract	564.015	2.355	34.231	532.139
Janus Henderson VIT Research Portfolio-Service Shares - 1.40% series contract	18,339.337	712.062	484.934	18,566.465
Janus Henderson VIT Research Portfolio-Service Shares - 1.25% series contract	85,257.737	2,299.070	19,195.047	68,361.760
Janus Henderson VIT Research Portfolio-Service Shares - 1.00% series contract	436.620	0.247	168.456	268.411

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009
***	Unit value commencement date April 30, 2021

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units Outstanding 1/1/2024	Units Purchased	Units Redeemed	Units Outstanding 12/31/2024
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.75% series contract	82.170	0.000	72.290	9.880
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.70% series contract	343.351	2.149	0.000	345.500
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.65% series contract	7,054.104	0.000	6,125.000	929.104
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.55% series contract	651.310	0.000	0.305	651.005
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.50% series contract	563.012	0.000	0.261	562.751
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.40% series contract	50,996.931	1,757.705	2,367.487	50,387.149
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.25% series contract	41,644.649	2,629.991	4,581.584	39,693.056
LVIP American Century Capital Appreciation Fund-Standard Class II - 1.00% series contract	654.492	163.532	0.040	817.984
LVIP American Century Large Company Value Fund-Service Class - 2.00% series contract	1,079.716	0.000	55.162	1,024.554
LVIP American Century Large Company Value Fund-Service Class - 1.80% series contract	2,069.920	88.715	2,121.408	37.227
LVIP American Century Large Company Value Fund-Service Class - 1.75% series contract	9.081	0.000	0.030	9.051
LVIP American Century Large Company Value Fund-Service Class - 1.70% series contract	949.202	114.707	22.865	1,041.044
LVIP American Century Large Company Value Fund-Service Class - 1.65% series contract *	3,428.714	29.000	10.049	3,447.665
LVIP American Century Large Company Value Fund-Service Class - 1.65% series contract	364.094	36.744	66.376	334.462
LVIP American Century Large Company Value Fund-Service Class - 1.55% series contract	7,985.632	111.548	463.880	7,633.300
LVIP American Century Large Company Value Fund-Service Class - 1.50% series contract	3,387.364	242.364	140.138	3,489.590
LVIP American Century Large Company Value Fund-Service Class - 1.40% series contract	25,740.056	755.950	3,939.574	22,556.432
LVIP American Century Large Company Value Fund-Service Class - 1.25% series contract	211,650.564	6,270.329	24,067.566	193,853.327
LVIP American Century Large Company Value Fund-Service Class - 1.00% series contract	5,361.763	366.406	158.895	5,569.274
LVIP American Century Mid Cap Value Fund-Service Class - 2.00% series contract	439.194	0.000	22.439	416.755
LVIP American Century Mid Cap Value Fund-Service Class - 1.80% series contract	785.565	70.715	826.812	29.468
LVIP American Century Mid Cap Value Fund-Service Class - 1.75% series contract	9.053	0.000	0.030	9.023
LVIP American Century Mid Cap Value Fund-Service Class - 1.70% series contract	293.341	38.793	7.067	325.067
LVIP American Century Mid Cap Value Fund-Service Class - 1.65% series contract *	3,000.396	29.215	17.930	3,011.681
LVIP American Century Mid Cap Value Fund-Service Class - 1.65% series contract	354.242	26.499	47.571	333.170
LVIP American Century Mid Cap Value Fund-Service Class - 1.55% series contract	5,094.641	171.642	657.142	4,609.141
LVIP American Century Mid Cap Value Fund-Service Class - 1.50% series contract	3,287.758	235.463	108.263	3,414.958
LVIP American Century Mid Cap Value Fund-Service Class- 1.40% series contract	12,703.353	446.420	1,515.856	11,633.917
LVIP American Century Mid Cap Value Fund-Service Class - 1.25% series contract	119,258.064	4,285.878	7,889.946	115,653.996
LVIP American Century Mid Cap Value Fund-Service Class - 1.00% series contract	3,493.781	198.527	201.487	3,490.821
LVIP American Century Ultra® Fund-Service Class - 1.70% series contract	518.931	0.000	75.347	443.584
LVIP American Century Ultra® Fund-Service Class - 1.65% series contract	63.970	0.000	4.460	59.510
LVIP American Century Ultra® Fund-Service Class - 1.40% series contract	5,506.441	438.545	1,109.144	4,835.842
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio - Class I - 1.80% series contract	294.327	0.000	0.000	294.327
Discovery Portfolio - Class I - 1.75% series contract	16.063	0.001	4.186	11.878
Discovery Portfolio - Class I - 1.70% series contract	0.812	0.000	0.000	0.812
Discovery Portfolio - Class I - 1.65% series contract *	9.093	0.000	0.030	9.063
Discovery Portfolio - Class I - 1.65% series contract	1,664.363	0.000	1,151.450	512.913
Discovery Portfolio - Class I - 1.55% series contract	2,003.664	0.000	72.981	1,930.683
Discovery Portfolio - Class I - 1.50% series contract	2,914.677	135.790	934.356	2,116.111
Discovery Portfolio - Class I - 1.45% series contract	261.880	0.000	2.852	259.028
Discovery Portfolio - Class I - 1.40% series contract	3,866.471	200.954	619.828	3,447.597
Discovery Portfolio - Class I - 1.25% series contract	58,460.270	1,738.937	9,038.241	51,160.966
Discovery Portfolio - Class I - 1.00% series contract	1,733.338	122.058	0.857	1,854.539
U.S. Real Estate Portfolio - Class I - 1.70% series contract	808.785	7.295	816.080	0.000
U.S. Real Estate Portfolio - Class I - 1.65% series contract	947.498	72.054	1,019.552	0.000
U.S. Real Estate Portfolio - Class I - 1.40% series contract	65,564.074	916.260	66,480.334	0.000
Neuberger Berman Advisers Management Trust :
Mid Cap Growth Portfolio-Class S - 1.70% series contract	1,493.928	11.898	54.480	1,451.346
Mid Cap Growth Portfolio-Class S - 1.40% series contract	13,725.892	187.133	420.489	13,492.536
Sustainable Equity Portfolio-Class S - 1.75% series contract	1,647.393	77.652	1.339	1,723.706
Sustainable Equity Portfolio-Class S - 1.70% series contract	155.308	0.000	0.000	155.308
Sustainable Equity Portfolio-Class S - 1.65% series contract	5,827.016	0.000	5,809.293	17.723
Sustainable Equity Portfolio-Class S - 1.55% series contract	1,008.207	117.936	661.070	465.073
Sustainable Equity Portfolio-Class S - 1.40% series contract	78,648.089	1,276.276	10,284.306	69,640.059
Sustainable Equity Portfolio-Class S - 1.25% series contract	61,019.648	6,549.248	8,567.438	59,001.458
Sustainable Equity Portfolio-Class S - 1.00% series contract	18.691	0.000	0.075	18.616
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class - 2.00% series contract	418.186	0.000	21.365	396.821
PIMCO High Yield Portfolio - Administrative Class - 1.80% series contract	546.358	70.191	283.674	332.875
PIMCO High Yield Portfolio - Administrative Class - 1.75% series contract	9.234	0.001	0.030	9.205
PIMCO High Yield Portfolio - Administrative Class - 1.70% series contract	190.479	1.757	0.000	192.236
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract *	2,582.030	28.270	14.481	2,595.819
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract	39.302	30.014	49.510	19.806
PIMCO High Yield Portfolio - Administrative Class - 1.55% series contract	6,207.983	274.775	429.923	6,052.835
PIMCO High Yield Portfolio - Administrative Class - 1.50% series contract	2,984.401	296.290	98.661	3,182.030
PIMCO High Yield Portfolio - Administrative Class - 1.40% series contract	17,490.496	379.337	3,116.511	14,753.322
PIMCO High Yield Portfolio - Administrative Class - 1.25% series contract	109,498.530	6,129.447	14,231.615	101,396.362
PIMCO High Yield Portfolio - Administrative Class - 1.00% series contract	8,696.574	316.555	203.653	8,809.476
PIMCO Real Return Portfolio - Administrative Class - 2.00% series contract	1,000.955	0.002	39.819	961.138
PIMCO Real Return Portfolio - Administrative Class - 1.80% series contract	1,593.484	0.000	1,567.897	25.587
PIMCO Real Return Portfolio - Administrative Class - 1.75% series contract	3,626.262	204.634	284.924	3,545.972
PIMCO Real Return Portfolio - Administrative Class - 1.70% series contract	249.225	3.017	-0.001	252.243
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract *	1,866.157	38.923	5.723	1,899.357
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract	6,925.893	0.000	1,104.323	5,821.570
PIMCO Real Return Portfolio - Administrative Class - 1.55% series contract	15,908.880	632.007	346.851	16,194.036
PIMCO Real Return Portfolio - Administrative Class - 1.50% series contract	2,452.297	245.785	24.258	2,673.824
PIMCO Real Return Portfolio - Administrative Class - 1.45% series contract	1,150.648	15.077	4.161	1,161.564
PIMCO Real Return Portfolio - Administrative Class - 1.40% series contract	44,773.592	1,637.441	2,988.896	43,422.137
PIMCO Real Return Portfolio - Administrative Class - 1.25% series contract	184,477.509	6,143.663	24,180.968	166,440.204
PIMCO Real Return Portfolio - Administrative Class - 1.00% series contract	7,499.119	190.300	676.693	7,012.726
PIMCO Total Return Portfolio - Administrative Class - 2.00% series contract	14,404.619	388.951	549.362	14,244.208
PIMCO Total Return Portfolio - Administrative Class - 1.95% series contract	1,139.621	12.744	0.002	1,152.363
PIMCO Total Return Portfolio - Administrative Class - 1.80% series contract	2,847.345	258.794	2,308.244	797.895
PIMCO Total Return Portfolio - Administrative Class - 1.75% series contract	13,018.330	282.980	1,261.908	12,039.402
PIMCO Total Return Portfolio - Administrative Class - 1.70% series contract	449.519	7.995	0.083	457.431
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract *	10,890.564	81.981	11.840	10,960.705
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract	3,195.787	156.013	142.612	3,209.188
PIMCO Total Return Portfolio - Administrative Class - 1.55% series contract	26,097.765	1,763.526	1,169.279	26,692.012
PIMCO Total Return Portfolio - Administrative Class - 1.50% series contract	9,855.226	653.909	829.957	9,679.178
PIMCO Total Return Portfolio - Administrative Class - 1.45% series contract	3,771.883	49.570	150.935	3,670.518
PIMCO Total Return Portfolio - Administrative Class - 1.40% series contract	75,037.109	2,859.060	10,471.827	67,424.342
PIMCO Total Return Portfolio - Administrative Class - 1.25% series contract	552,003.960	20,303.274	62,282.653	510,024.581
PIMCO Total Return Portfolio - Administrative Class - 1.00% series contract	20,659.264	759.647	1,358.480	20,060.431
Rydex Variable Trust:
Guggenheim Long Short Equity Fund - 1.70% series contract	179.394	1.884	181.278	0.000
Guggenheim Long Short Equity Fund - 1.65% series contract	209.245	0.000	209.245	0.000
Guggenheim Long Short Equity Fund - 1.40% series contract	17,991.618	636.654	18,628.272	0.000
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.75% series contract	3,693.621	29.879	179.575	3,543.925
Wilshire Global Allocation Fund - 1.70% series contract	11.021	0.000	0.000	11.021
Wilshire Global Allocation Fund - 1.65% series contract	484.388	13.887	20.753	477.522
Wilshire Global Allocation Fund - 1.55% series contract	7,020.865	0.000	0.119	7,020.746
Wilshire Global Allocation Fund - 1.50% series contract	5.531	0.000	0.436	5.095
Wilshire Global Allocation Fund - 1.40% series contract	64,310.615	3,482.842	6,112.949	61,680.508
Wilshire Global Allocation Fund - 1.25% series contract	71,874.803	2,995.416	14,641.762	60,228.457
Wilshire Global Allocation Fund - 1.00% series contract	8,405.413	934.211	2,211.333	7,128.291

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009
***	Unit value commencement date April 30, 2021

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2023	Units Purchased	Units Redeemed	Units Outstanding 12/31/2023
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B - 1.80% series contract	926.386	50.030	0.000	976.416
AB International Value Portfolio - Class B - 1.75% series contract	9.206	0.000	0.035	9.171
AB International Value Portfolio - Class B - 1.65% series contract	9.212	0.000	0.035	9.177
AB International Value Portfolio - Class B - 1.55% series contract	4,975.859	232.546	345.482	4,862.923
AB International Value Portfolio - Class B - 1.50% series contract	1,799.641	40.250	725.770	1,114.121
AB International Value Portfolio - Class B - 1.45% series contract	2,126.962	34.109	7.067	2,154.004
AB International Value Portfolio - Class B - 1.25% series contract	76,787.115	2,871.047	8,213.918	71,444.244
AB International Value Portfolio - Class B - 1.00% series contract	1,763.986	13.374	212.556	1,564.804
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares Fund - 1.80% series contract	1,535.610	17.452	67.905	1,485.157
Invesco V.I. American Value Fund-Series I Shares Fund - 1.75% series contract	1,246.018	63.097	1,299.983	9.132
Invesco V.I. American Value Fund-Series I Shares Fund - 1.70% series contract	303.952	0.000	0.000	303.952
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract *	5,934.217	0.000	2,140.118	3,794.099
Invesco V.I. American Value Fund-Series I Shares Fund - 1.65% series contract	3,706.184	76.585	26.703	3,756.066
Invesco V.I. American Value Fund-Series I Shares Fund - 1.55% series contract	3,424.183	100.682	344.655	3,180.210
Invesco V.I. American Value Fund-Series I Shares Fund - 1.50% series contract	4,200.668	128.082	1,790.268	2,538.482
Invesco V.I. American Value Fund-Series I Shares Fund - 1.45% series contract	850.156	9.109	0.583	858.682
Invesco V.I. American Value Fund-Series I Shares Fund - 1.40% series contract	41,775.599	699.911	2,804.483	39,671.027
Invesco V.I. American Value Fund-Series I Shares Fund - 1.25% series contract	74,654.268	3,742.291	10,335.012	68,061.547
Invesco V.I. American Value Fund-Series I Shares Fund - 1.00% series contract	1,899.593	18.351	646.917	1,271.027
Invesco V.I. Capital Appreciation Fund-Series II Shares - 2.00% series contract	1,018.898	0.000	54.155	964.743
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.80% series contract	2,012.504	33.876	0.363	2,046.017
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.75% series contract	2,245.022	87.599	2,301.931	30.690
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.70% series contract	76.787	0.000	0.097	76.690
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.65% series contract *	5,707.413	57.270	0.033	5,764.650
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.65% series contract	1,123.440	11.566	169.064	965.942
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.55% series contract	11,490.142	318.912	1,908.276	9,900.778
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.50% series contract	3,749.877	76.912	969.035	2,857.754
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.45% series contract	3,395.121	23.823	13.246	3,405.698
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.40% series contract	25,701.292	775.991	1,806.879	24,670.404
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.25% series contract	220,488.125	4,631.862	22,536.005	202,583.982
Invesco V.I. Capital Appreciation Fund-Series II Shares - 1.00% series contract	8,942.509	103.684	462.575	8,583.618
Invesco V.I. Comstock Fund-Series I Shares - 2.00% series contract	10,400.675	108.836	6,560.813	3,948.698
Invesco V.I. Comstock Fund-Series I Shares - 1.95% series contract	5,170.325	42.069	4,800.508	411.886
Invesco V.I. Comstock Fund-Series I Shares - 1.75% series contract	12,895.540	110.338	9,602.867	3,403.011
Invesco V.I. Comstock Fund-Series I Shares - 1.70% series contract	458.406	0.000	0.000	458.406
Invesco V.I. Comstock Fund-Series I Shares - 1.65% series contract	16,850.141	169.775	2,338.398	14,681.518
Invesco V.I. Comstock Fund-Series I Shares - 1.55% series contract	1,345.048	4.708	142.238	1,207.518
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	1,447.761	18.919	28.303	1,438.377
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	103,495.898	2,461.325	10,230.597	95,726.626
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	92,657.300	14,133.643	24,276.646	82,514.297
Invesco V.I. Comstock Fund-Series I Shares - 1.00% series contract	542.328	46.686	0.318	588.696
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.75% series contract	9.211	0.000	0.035	9.176
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.70% series contract	16.935	0.000	0.000	16.935
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.65% series contract *	237.021	0.000	13.400	223.621
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.65% series contract	4,044.857	197.226	589.101	3,652.982
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.55% series contract	9.615	0.000	0.033	9.582
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.40% series contract	34,053.222	1,281.439	1,713.952	33,620.709
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.25% series contract	11,768.129	146.182	3,726.298	8,188.013
Invesco V.I. Conservative Balanced Fund-Series II Shares - 1.00% series contract	9.015	0.000	0.041	8.974
Invesco V.I. Core Equity Fund-Series I Shares - 1.80% series contract	786.749	0.000	11.904	774.845
Invesco V.I. Core Equity Fund-Series I Shares - 1.70% series contract	6.505	0.000	0.000	6.505
Invesco V.I. Core Equity Fund-Series I Shares - 1.65% series contract	339.417	1.909	44.440	296.886
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	18,936.957	302.292	1,048.752	18,190.497
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 2.00% series contract	3,356.477	0.000	1,701.619	1,654.858
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.80% series contract	3,201.610	47.546	24.475	3,224.681
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.75% series contract	55.765	0.000	0.321	55.444
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.70% series contract	400.940	0.000	0.315	400.625
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.65% series contract	3,917.222	0.000	2,551.316	1,365.906
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.55% series contract	10,714.951	559.279	646.014	10,628.216
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.50% series contract	12,638.267	149.700	7,678.099	5,109.868
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.45% series contract	4,874.668	40.960	18.705	4,896.923
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.40% series contract	82,533.408	1,240.865	8,381.955	75,392.318
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.25% series contract	259,501.658	7,402.434	18,407.824	248,496.268
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares - 1.00% series contract	8,706.741	57.416	382.585	8,381.572
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.70% series contract	122.258	5.671	0.067	127.862
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.65% series contract	2,092.897	13.049	154.622	1,951.324
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	14,153.360	238.066	1,284.226	13,107.200
Invesco V.I. Equity and Income Fund-Series II Shares - 1.65% series contract	297.408	0.000	0.272	297.136
Invesco V.I. Equity and Income Fund-Series II Shares - 1.40% series contract	84,199.317	2,381.863	8,988.335	77,592.845
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.75% series contract	1,285.461	86.927	1,350.066	22.322
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.65% series contract	1,022.820	115.518	1.865	1,136.473
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.55% series contract	9.649	0.000	0.034	9.615
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.50% series contract	585.416	29.714	0.345	614.785
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.25% series contract	152,860.330	17,328.704	34,313.358	135,875.676
Invesco V.I. EQV International Equity Fund-Series II Shares - 1.00% series contract	1,504.437	94.061	7.798	1,590.699
Invesco V.I. Global Fund-Series II Shares - 1.80% series contract **	449.205	110.368	261.698	297.875
Invesco V.I. Global Fund-Series II Shares - 1.75% series contract	9.181	0.000	0.034	9.147
Invesco V.I. Global Fund-Series II Shares - 1.70% series contract	53.749	0.000	0.000	53.749
Invesco V.I. Global Fund-Series II Shares - 1.65% series contract *	4,036.813	2.051	594.729	3,444.135
Invesco V.I. Global Fund-Series II Shares - 1.65% series contract	75.251	7.059	60.755	21.555
Invesco V.I. Global Fund-Series II Shares - 1.55% series contract	2,644.706	39.914	221.687	2,462.933
Invesco V.I. Global Fund-Series II Shares - 1.50% series contract	5,022.722	228.534	1,910.119	3,341.137
Invesco V.I. Global Fund-Series II Shares - 1.40% series contract	28,391.842	473.309	3,665.580	25,199.571
Invesco V.I. Global Fund-Series II Shares - 1.25% series contract	153,562.969	3,934.434	21,808.485	135,688.918
Invesco V.I. Global Fund-Series II Shares - 1.00% series contract	3,598.858	328.430	853.819	3,073.469

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units Outstanding 1/1/2023	Units Purchased	Units Redeemed	Units Outstanding 12/31/2023
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Global Real Estate Fund-Series II Shares - 2.00% series contract	2,107.532	0.000	1,381.213	726.319
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.80% series contract	1,389.160	186.148	312.009	1,263.299
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.75% series contract	20.799	0.000	0.111	20.687
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.65% series contract	2,769.666	186.826	663.096	2,293.396
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.55% series contract	9,731.910	516.223	390.584	9,857.549
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.50% series contract	6,805.961	793.073	2,480.570	5,118.464
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.45% series contract	1,496.878	18.278	5.878	1,509.278
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.25% series contract	259,887.555	13,186.689	19,830.190	253,244.054
Invesco V.I. Global Real Estate Fund-Series II Shares - 1.00% series contract	6,543.917	646.727	955.930	6,234.714
Invesco V.I. Government Securities Fund-Series II Shares - 1.70% series contract	331.536	4.503	0.000	336.039
Invesco V.I. Government Securities Fund-Series II Shares - 1.65% series contract	6,678.141	130.424	371.746	6,436.819
Invesco V.I. Government Securities Fund-Series II Shares - 1.40% series contract	30,869.494	781.258	954.116	30,696.636
Invesco V.I. Health Care Fund-Series I Shares - 1.70% series contract	97.718	1.382	0.000	99.100
Invesco V.I. Health Care Fund-Series I Shares - 1.65% series contract	1,642.265	0.000	81.013	1,561.252
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	20,592.201	314.040	788.938	20,117.303
Invesco V.I. Main Street Fund®-Series II Shares - 1.75% series contract	9.177	0.000	0.034	9.143
Invesco V.I. Main Street Fund®-Series II Shares - 1.65% series contract *	587.198	23.395	1.028	609.565
Invesco V.I. Main Street Fund®-Series II Shares - 1.65% series contract	1,111.969	85.369	0.000	1,197.338
Invesco V.I. Main Street Fund®-Series II Shares - 1.55% series contract	255.575	1.468	247.497	9.546
Invesco V.I. Main Street Fund®-Series II Shares - 1.40% series contract	44,363.089	727.013	4,056.773	41,033.329
Invesco V.I. Main Street Fund®-Series II Shares - 1.25% series contract	84,155.793	4,757.624	20,519.700	68,393.717
Invesco V.I. Main Street Fund®-Series II Shares - 1.00% series contract	404.262	49.703	0.172	453.793
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 2.00% series contract	7,238.199	88.886	4,798.460	2,528.625
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.95% series contract	3,349.594	14.356	2,974.893	389.057
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.80% series contract	241.135	0.000	0.164	240.971
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.75% series contract	6,536.246	59.120	4,422.072	2,173.294
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.65% series contract *	9.157	0.000	0.033	9.124
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.65% series contract	1,537.202	0.000	731.807	805.395
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.55% series contract	4,055.479	95.794	1,178.414	2,972.859
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.50% series contract	1,550.709	32.624	0.346	1,582.987
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.40% series contract	14,094.978	489.871	3,389.348	11,195.501
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.25% series contract	70,103.360	2,313.790	12,939.993	59,477.157
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares - 1.00% series contract	707.366	11.383	43.650	675.099
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.80% series contract	1,678.025	0.000	115.326	1,562.699
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.75% series contract	439.590	24.890	455.399	9.081
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.70% series contract	424.528	18.236	4.674	438.090
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.65% series contract *	115.846	0.000	6.295	109.551
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.65% series contract	296.756	74.409	5.223	365.942
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.55% series contract	666.565	0.000	212.061	454.504
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.50% series contract	1,675.572	21.210	0.410	1,696.372
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.40% series contract	43,359.310	1,136.391	2,325.498	42,170.203
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.25% series contract	57,317.664	3,603.375	8,932.452	51,988.587
Invesco V.I. Main Street Small Cap Fund®-Series II Shares - 1.00% series contract	957.481	102.523	583.183	476.821
Invesco V.I. Small Cap Equity Fund-Series I Shares - 2.00% series contract	623.857	0.000	33.158	590.699
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.80% series contract *	112.381	71.682	154.212	29.851
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.75% series contract	19.073	0.000	2.894	16.179
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.70% series contract	562.343	55.348	9.708	607.983
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract *	2,553.839	54.162	324.345	2,283.656
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.65% series contract	26.366	13.928	0.000	40.294
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.55% series contract	3,355.137	72.349	89.547	3,337.939
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.50% series contract	3,560.297	226.908	1,080.316	2,706.889
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.45% series contract	946.336	25.155	0.001	971.490
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	29,208.026	567.795	4,929.216	24,846.605
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	115,640.722	4,565.164	10,500.486	109,705.400
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.00% series contract	3,738.517	234.397	655.057	3,317.857
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,971.902	0.000	0.000	1,971.902
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.80% series contract	717.148	0.000	0.000	717.148
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.75% series contract	345.332	0.000	56.080	289.252
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.70% series contract	20.656	0.000	0.000	20.656
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	35,800.273	0.000	2,236.005	33,564.268
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,066.457	0.000	34.350	1,032.107
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.55% series contract	58,621.485	110.423	3,122.060	55,609.848
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.45% series contract	11,247.246	68.372	205.512	11,110.106
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	60,282.910	3,200.291	11,381.526	52,101.675
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.25% series contract	438,172.892	21,813.865	60,498.397	399,488.360
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.00% series contract	13,013.920	0.000	1,559.161	11,454.759
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.75% series contract	8,017.603	0.000	230.766	7,786.837
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	1,245.483	0.000	67.825	1,177.658
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,748.621	85.721	23.437	1,810.905
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.55% series contract	9,899.917	248.327	895.973	9,252.271
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.45% series contract	8,992.093	110.362	564.998	8,537.457
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	2,874.147	167.963	75.348	2,966.762
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.25% series contract	148,266.775	3,552.429	24,656.749	127,162.455
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.00% series contract	19,765.496	1,743.701	2,753.750	18,755.447

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units Outstanding 1/1/2023	Units Purchased	Units Redeemed	Units Outstanding 12/31/2023
ALPS Variable Investment Trust:
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	5,362.958	0.000	5,353.807	9.151
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.70% series contract	15.737	0.000	0.000	15.737
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	62,211.409	643.943	24,163.596	38,691.756
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	1,370.393	5.176	74.159	1,301.410
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	100,073.943	17,416.556	18,300.415	99,190.084
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	11,378.182	9,744.887	4,132.432	16,990.637
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	40,919.006	114.709	13,738.627	27,295.088
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	15,548.496	964.142	1,385.875	15,126.763
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	867,199.177	30,468.614	47,256.280	850,411.511
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	1,226.552	12.101	180.562	1,058.091
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 2.00% series contract	1,974.140	0.001	0.001	1,974.140
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.75% series contract	8,731.776	78.554	2,420.366	6,389.964
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract *	31,311.344	68.343	1,738.018	29,641.669
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.65% series contract	7.056	0.000	0.135	6.921
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.55% series contract	7,015.320	281.813	110.679	7,186.454
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.50% series contract	1,562.226	7.582	29.515	1,540.293
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.45% series contract	19,832.095	93.991	410.497	19,515.589
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	19,268.402	814.087	3,172.048	16,910.441
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.25% series contract	241,028.231	4,998.286	36,913.280	209,113.237
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.00% series contract	1,346.847	0.000	947.763	399.084
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.75% series contract	258.273	0.000	176.103	82.170
VP Capital Appreciation Fund-Class I - 1.70% series contract	340.709	2.642	0.000	343.351
VP Capital Appreciation Fund-Class I - 1.65% series contract	7,095.494	0.000	41.390	7,054.104
VP Capital Appreciation Fund-Class I - 1.55% series contract	651.643	0.000	0.333	651.310
VP Capital Appreciation Fund-Class I - 1.50% series contract	563.326	0.000	0.314	563.012
VP Capital Appreciation Fund-Class I - 1.45% series contract	0.000	0.000	0.000	0.000
VP Capital Appreciation Fund-Class I - 1.40% series contract	52,156.074	2,942.105	4,101.248	50,996.931
VP Capital Appreciation Fund-Class I - 1.25% series contract	43,591.176	1,299.853	3,246.380	41,644.649
VP Capital Appreciation Fund-Class I - 1.00% series contract	636.527	18.011	0.046	654.492
VP Large Company Value Fund-Class II - 2.00% series contract	1,140.324	0.000	60.608	1,079.716
VP Large Company Value Fund-Class II - 1.80% series contract	2,320.884	100.515	351.479	2,069.920
VP Large Company Value Fund-Class II - 1.75% series contract	9.115	0.000	0.034	9.081
VP Large Company Value Fund-Class II - 1.70% series contract	1,048.407	0.000	99.205	949.202
VP Large Company Value Fund-Class II - 1.65% series contract *	3,741.051	128.315	440.652	3,428.714
VP Large Company Value Fund-Class II - 1.65% series contract	345.151	18.943	0.000	364.094
VP Large Company Value Fund-Class II - 1.55% series contract	8,392.882	147.414	554.664	7,985.632
VP Large Company Value Fund-Class II - 1.50% series contract	4,549.453	415.373	1,577.462	3,387.364
VP Large Company Value Fund-Class II - 1.40% series contract	26,627.357	573.836	1,461.137	25,740.056
VP Large Company Value Fund-Class II - 1.25% series contract	226,715.446	10,416.827	25,481.709	211,650.564
VP Large Company Value Fund-Class II - 1.00% series contract	5,705.037	464.321	807.595	5,361.763
VP Mid Cap Value Fund-Class II - 2.00% series contract	463.847	0.000	24.653	439.194
VP Mid Cap Value Fund-Class II - 1.80% series contract	920.794	76.766	211.995	785.565
VP Mid Cap Value Fund-Class II - 1.75% series contract	9.087	0.000	0.034	9.053
VP Mid Cap Value Fund-Class II - 1.70% series contract	318.613	0.000	25.272	293.341
VP Mid Cap Value Fund-Class II - 1.65% series contract *	3,243.415	105.916	348.935	3,000.396
VP Mid Cap Value Fund-Class II - 1.65% series contract	340.728	13.514	0.000	354.242
VP Mid Cap Value Fund-Class II - 1.55% series contract	5,277.482	146.213	329.054	5,094.641
VP Mid Cap Value Fund-Class II - 1.50% series contract	4,473.949	376.429	1,562.620	3,287.758
VP Mid Cap Value Fund-Class II - 1.40% series contract	13,581.515	240.192	1,118.354	12,703.353
VP Mid Cap Value Fund-Class II - 1.25% series contract	125,865.795	5,020.556	11,628.287	119,258.064
VP Mid Cap Value Fund-Class II - 1.00% series contract	3,970.148	268.220	744.587	3,493.781
VP Ultra® Fund-Class II - 1.70% series contract	547.766	0.000	28.835	518.931
VP Ultra® Fund-Class II - 1.65% series contract	68.666	0.000	4.696	63.970
VP Ultra® Fund-Class II - 1.40% series contract	5,714.483	61.380	269.422	5,506.441
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.75% series contract	9.147	0.000	0.035	9.112
MidCap Stock Portfolio-Service Shares - 1.65% series contract *	3,332.578	0.000	0.034	3,332.544
MidCap Stock Portfolio-Service Shares - 1.65% series contract	10.312	0.174	0.148	10.338
MidCap Stock Portfolio-Service Shares - 1.55% series contract	24.395	3.079	0.033	27.441
MidCap Stock Portfolio-Service Shares - 1.50% series contract	676.942	0.000	0.000	676.942
MidCap Stock Portfolio-Service Shares - 1.40% series contract	631.573	8.296	207.557	432.312
MidCap Stock Portfolio-Service Shares - 1.25% series contract	8,870.147	274.657	1,642.924	7,501.880
MidCap Stock Portfolio-Service Shares - 1.00% series contract	221.079	32.402	0.808	252.673
Technology Growth Portfolio-Initial Shares - 1.70% series contract	8.143	0.000	0.000	8.143
Technology Growth Portfolio-Initial Shares - 1.65% series contract	1,818.129	0.000	72.650	1,745.479
Technology Growth Portfolio-Initial Shares - 1.40% series contract	12,047.839	154.738	1,513.294	10,689.283
BNY Mellon Stock Index Fund, Inc. - Service Shares - 2.00% series contract	12,771.035	377.112	8,243.239	4,904.908
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.95% series contract	6,843.199	234.274	6,415.795	661.678
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.80% series contract **	1,409.598	84.020	121.912	1,371.706
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.80% series contract	587.041	0.000	8.713	578.328
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.75% series contract	16,429.968	608.385	11,257.617	5,780.736
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.70% series contract	234.280	0.000	0.000	234.280
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.65% series contract *	2,401.625	42.066	301.484	2,142.207
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.65% series contract	2,834.548	8.720	881.882	1,961.386
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.55% series contract	14,549.262	249.547	2,191.551	12,607.258
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.50% series contract	8,672.521	266.635	2,516.199	6,422.957
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.45% series contract	12,752.920	104.827	18.163	12,839.584
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.40% series contract	254,858.568	3,616.385	17,668.200	240,806.753
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.25% series contract	416,392.594	5,627.016	48,370.595	373,649.015
BNY Mellon Stock Index Fund, Inc. - Service Shares - 1.00% series contract	13,303.933	485.564	2,000.898	11,788.599
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.80% series contract	338.147	0.000	0.000	338.147
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.75% series contract	9.128	0.000	0.034	9.094
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.70% series contract	142.371	0.000	0.000	142.371
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.65% series contract *	9.132	0.000	0.034	9.098
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.55% series contract	122.803	0.000	22.826	99.977
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.40% series contract	16,295.331	352.748	1,355.252	15,292.827
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.25% series contract	29,698.434	775.158	6,388.170	24,085.422
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares - 1.00% series contract	602.095	45.984	0.589	647.490

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units Outstanding 1/1/2023	Units Purchased	Units Redeemed	Units Outstanding 12/31/2023
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares - 1.80% series contract	632.226	0.000	9.515	622.711
Appreciation Portfolio-Service Shares - 1.70% series contract	264.070	9.867	0.104	273.833
Appreciation Portfolio-Service Shares - 1.65% series contract	791.403	0.373	69.967	721.809
Appreciation Portfolio-Service Shares - 1.40% series contract	15,587.143	169.287	350.806	15,405.624
Government Money Market Portfolio - 2.00% series contract	8,329.322	56,676.729	34,681.050	30,325.001
Government Money Market Portfolio - 1.95% series contract	4,400.696	27,706.117	32,106.813	0.000
Government Money Market Portfolio - 1.80% series contract **	92.976	0.000	0.504	92.472
Government Money Market Portfolio - 1.75% series contract	19,322.094	50,323.796	32,031.132	37,614.758
Government Money Market Portfolio - 1.70% series contract	10,896.487	684.682	1.080	11,580.089
Government Money Market Portfolio - 1.65% series contract *	15,649.193	325.427	26.567	15,948.053
Government Money Market Portfolio - 1.65% series contract	2,698.545	95,489.188	1,124.181	97,063.552
Government Money Market Portfolio - 1.55% series contract	95,174.154	227,028.371	210,972.299	111,230.226
Government Money Market Portfolio - 1.50% series contract	360.556	351,059.475	169,613.602	181,806.429
Government Money Market Portfolio - 1.45% series contract	415.348	0.000	0.731	414.617
Government Money Market Portfolio - 1.40% series contract	785,531.390	271,996.581	39,292.614	1,018,235.357
Government Money Market Portfolio - 1.25% series contract	907,934.545	1,043,972.419	680,333.318	1,271,573.646
Government Money Market Portfolio - 1.00% series contract	28,182.846	44,355.557	17,697.220	54,841.183
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.75% series contract	50.621	0.000	13.114	37.507
Calamos® Growth and Income Portfolio - 1.65% series contract *	331.105	0.000	13.586	317.519
Calamos® Growth and Income Portfolio - 1.65% series contract	601.126	82.066	40.965	642.227
Calamos® Growth and Income Portfolio - 1.55% series contract	2,737.203	0.000	868.137	1,869.066
Calamos® Growth and Income Portfolio - 1.50% series contract	1,251.397	231.240	10.804	1,471.833
Calamos® Growth and Income Portfolio - 1.40% series contract	9,574.858	193.757	1,648.254	8,120.361
Calamos® Growth and Income Portfolio - 1.25% series contract	61,812.269	1,801.976	21,107.947	42,506.298
Calamos® Growth and Income Portfolio - 1.00% series contract	2,172.245	0.000	0.050	2,172.195
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.80% series contract	1,732.024	52.545	0.226	1,784.343
Davis Value Portfolio - 1.75% series contract	47.705	0.000	0.289	47.416
Davis Value Portfolio - 1.70% series contract	0.000	0.000	0.000	0.000
Davis Value Portfolio - 1.65% series contract *	244.751	0.000	13.860	230.891
Davis Value Portfolio - 1.65% series contract	989.282	85.292	40.607	1,033.967
Davis Value Portfolio - 1.55% series contract	10,968.720	222.374	854.001	10,337.093
Davis Value Portfolio - 1.50% series contract	5,743.261	128.573	1,477.496	4,394.338
Davis Value Portfolio - 1.45% series contract	5,224.374	41.419	20.625	5,245.168
Davis Value Portfolio - 1.40% series contract	16,016.084	342.961	1,136.057	15,222.988
Davis Value Portfolio - 1.25% series contract	259,057.129	5,058.934	24,443.394	239,672.669
Davis Value Portfolio - 1.00% series contract	8,645.697	109.740	638.312	8,117.125
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A - 2.00% series contract	4,653.900	17.214	4,637.938	33.176
DWS International Growth VIP-Class A - 1.95% series contract	2,776.461	175.480	2,951.941	0.000
DWS International Growth VIP-Class A - 1.75% series contract	5,493.043	16.206	5,500.077	9.172
DWS International Growth VIP-Class A - 1.65% series contract	9.210	0.000	0.034	9.176
DWS International Growth VIP-Class A - 1.55% series contract	9.611	0.000	0.034	9.577
DWS International Growth VIP-Class A - 1.50% series contract	415.210	0.000	415.210	0.000
DWS International Growth VIP-Class A - 1.25% series contract	18,957.721	596.366	5,187.033	14,367.054
DWS International Growth VIP-Class A - 1.00% series contract	227.861	39.056	257.948	8.969
DWS Small Mid Cap Value VIP-Class B - 1.75% series contract	9.241	0.000	0.034	9.207
DWS Small Mid Cap Value VIP-Class B - 1.65% series contract	9.246	0.000	0.034	9.212
DWS Small Mid Cap Value VIP-Class B - 1.55% series contract	2,923.336	24.880	1,599.692	1,348.524
DWS Small Mid Cap Value VIP-Class B - 1.50% series contract	520.528	33.628	0.167	553.989
DWS Small Mid Cap Value VIP-Class B - 1.25% series contract	14,775.648	957.621	878.182	14,855.087
DWS Small Mid Cap Value VIP-Class B - 1.00% series contract	264.928	0.000	0.410	264.518
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.80% series contract	191.058	0.000	0.129	190.929
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.75% series contract	829.860	41.777	816.841	54.796
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.65% series contract	1,778.592	19.973	0.183	1,798.382
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.55% series contract	1,651.160	19.522	1,420.357	250.325
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.50% series contract	1,407.976	97.751	3.237	1,502.490
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.25% series contract	57,733.496	1,490.124	5,519.398	53,704.222
Franklin Mutual Global Discovery VIP Fund -Class 2 - 1.00% series contract	870.274	111.309	3.028	978.555
Franklin Mutual Shares VIP Fund -Class 2 - 1.75% series contract	804.048	0.000	794.904	9.144
Franklin Mutual Shares VIP Fund -Class 2 - 1.65% series contract	349.723	0.000	13.737	335.986
Franklin Mutual Shares VIP Fund -Class 2 - 1.55% series contract	4,443.709	117.900	1,648.887	2,912.722
Franklin Mutual Shares VIP Fund -Class 2 - 1.50% series contract	388.075	22.696	0.113	410.658
Franklin Mutual Shares VIP Fund -Class 2 - 1.25% series contract	79,545.982	1,958.848	10,378.705	71,126.125
Franklin Mutual Shares VIP Fund -Class 2 - 1.00% series contract	65.698	0.000	0.278	65.420
Franklin Small Cap Value VIP Fund -Class 2 - 2.00% series contract	3,694.457	47.053	2,398.149	1,343.361
Franklin Small Cap Value VIP Fund -Class 2 - 1.95% series contract	1,841.718	9.761	1,677.854	173.625
Franklin Small Cap Value VIP Fund -Class 2 - 1.75% series contract	4,128.049	45.827	2,566.618	1,607.258
Franklin Small Cap Value VIP Fund -Class 2 - 1.65% series contract	239.568	0.000	0.034	239.534
Franklin Small Cap Value VIP Fund -Class 2 - 1.55% series contract	1,752.146	2.002	195.217	1,558.931
Franklin Small Cap Value VIP Fund -Class 2 - 1.50% series contract	3,302.508	13.416	2,367.713	948.211
Franklin Small Cap Value VIP Fund -Class 2 - 1.25% series contract	27,750.341	716.977	3,001.059	25,466.259
Franklin Small Cap Value VIP Fund -Class 2 - 1.00% series contract	212.062	18.959	0.974	230.047
Franklin U.S. Government Securities VIP Fund -Class 2 - 2.00% series contract	8,681.215	5,186.706	7,308.863	6,559.058
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.95% series contract	4,650.123	3,314.406	7,555.559	408.970
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.80% series contract	573.488	0.000	0.245	573.243
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.75% series contract	14,179.061	4,305.582	9,319.591	9,165.052
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.65% series contract	9.269	0.000	0.033	9.236
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.55% series contract	2,780.231	45.428	568.726	2,256.933
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.50% series contract	553.121	19.347	0.435	572.033
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.45% series contract	67.765	0.000	0.119	67.646
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.25% series contract	72,618.114	4,857.110	15,774.681	61,700.543
Franklin U.S. Government Securities VIP Fund -Class 2 - 1.00% series contract	3,567.901	81.678	185.538	3,464.041

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units Outstanding 1/1/2023	Units Purchased	Units Redeemed	Units Outstanding 12/31/2023
Franklin Templeton Variable Insurance Products Trust :
Templeton Foreign VIP Fund -Class 2 - 2.00% series contract	26,127.124	289.992	16,509.147	9,907.969
Templeton Foreign VIP Fund -Class 2 - 1.95% series contract	13,141.120	31.769	11,878.930	1,293.959
Templeton Foreign VIP Fund -Class 2 - 1.80% series contract	3,508.475	168.286	624.095	3,052.666
Templeton Foreign VIP Fund -Class 2 - 1.75% series contract	25,604.528	211.985	18,031.023	7,785.490
Templeton Foreign VIP Fund -Class 2 - 1.70% series contract	6.713	0.000	0.000	6.713
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract *	6,690.541	161.179	984.247	5,867.473
Templeton Foreign VIP Fund -Class 2 - 1.65% series contract	282.899	28.946	37.871	273.974
Templeton Foreign VIP Fund -Class 2 - 1.55% series contract	9,591.983	200.616	557.939	9,234.660
Templeton Foreign VIP Fund -Class 2 - 1.50% series contract	11,016.857	500.855	3,526.577	7,991.135
Templeton Foreign VIP Fund -Class 2 - 1.40% series contract	37,898.308	1,167.619	3,181.829	35,884.098
Templeton Foreign VIP Fund -Class 2 - 1.25% series contract	278,947.864	19,263.274	64,068.332	234,142.806
Templeton Foreign VIP Fund -Class 2 - 1.00% series contract	6,245.312	569.933	1,503.283	5,311.962
Templeton Global Bond VIP Fund -Class 2 - 2.00% series contract	11,479.062	32.038	10,312.359	1,198.741
Templeton Global Bond VIP Fund -Class 2 - 1.95% series contract	6,598.145	426.999	7,025.144	0.000
Templeton Global Bond VIP Fund -Class 2 - 1.80% series contract	598.594	100.482	192.549	506.527
Templeton Global Bond VIP Fund -Class 2 - 1.75% series contract	15,134.464	263.822	14,105.512	1,292.774
Templeton Global Bond VIP Fund -Class 2 - 1.65% series contract	2,538.664	114.829	423.358	2,230.135
Templeton Global Bond VIP Fund -Class 2 - 1.55% series contract	3,356.387	74.161	1,696.605	1,733.943
Templeton Global Bond VIP Fund -Class 2 - 1.50% series contract	531.314	88.252	3.582	615.984
Templeton Global Bond VIP Fund -Class 2 - 1.25% series contract	167,886.927	14,259.029	35,827.114	146,318.842
Templeton Global Bond VIP Fund -Class 2 - 1.00% series contract	1,829.623	224.791	37.037	2,017.377
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract **	560.115	71.873	151.453	480.535
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.80% series contract	601.879	0.000	9.333	592.546
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.75% series contract	6,233.187	15.027	2,461.896	3,786.318
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.70% series contract	4,509.315	5.256	0.099	4,514.472
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract *	6,708.272	8.818	310.139	6,406.951
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.65% series contract	3,441.755	0.000	1,994.289	1,447.466
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.55% series contract	6,568.274	0.000	1,044.001	5,524.273
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.50% series contract	3,602.636	157.621	77.822	3,682.435
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.45% series contract	63.948	0.000	4.570	59.378
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.40% series contract	59,768.416	958.036	8,163.568	52,562.884
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.25% series contract	215,958.578	8,893.753	51,469.520	173,382.811
Janus Henderson VIT Balanced Portfolio-Service Shares - 1.00% series contract	3,067.053	169.108	609.412	2,626.749
Janus Henderson VIT Enterprise Portfolio-Service Shares - 2.00% series contract	739.308	0.000	39.294	700.014
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.80% series contract *	112.685	69.217	152.487	29.415
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.75% series contract	9.112	0.000	0.034	9.078
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract *	3,552.066	53.907	329.923	3,276.050
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.65% series contract	44.436	8.437	1.915	50.958
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.55% series contract	4,595.523	78.639	183.179	4,490.983
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.50% series contract	4,383.927	220.383	1,382.746	3,221.564
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.40% series contract	17,013.978	438.937	1,926.916	15,525.999
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.25% series contract	129,196.212	3,675.637	16,234.812	116,637.037
Janus Henderson VIT Enterprise Portfolio-Service Shares - 1.00% series contract	14,958.230	1,222.197	8,688.372	7,492.055
Janus Henderson VIT Global Research Portfolio-Service Shares - 1.70% series contract	58.028	0.000	0.110	57.918
Janus Henderson VIT Global Research Portfolio-Service Shares - 1.40% series contract	5,254.737	36.347	794.426	4,496.658
Janus Henderson VIT Overseas Portfolio-Service Shares - 2.00% series contract	41,108.853	454.550	27,594.410	13,968.993
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.95% series contract	19,626.792	69.657	17,753.936	1,942.513
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.80% series contract	2,377.561	113.235	0.281	2,490.515
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.75% series contract	68,724.146	502.233	26,956.849	42,269.530
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.70% series contract	1.358	0.000	0.000	1.358
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract *	114.111	0.000	1.226	112.885
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.65% series contract	1,282.692	73.666	759.474	596.884
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.55% series contract	23,829.014	995.160	1,766.920	23,057.254
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.50% series contract	22,906.647	575.977	10,426.308	13,056.316
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.45% series contract	7,610.313	94.777	22.665	7,682.425
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.40% series contract	80,577.526	2,296.029	5,935.100	76,938.455
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.25% series contract	594,984.984	15,015.013	62,263.745	547,736.252
Janus Henderson VIT Overseas Portfolio-Service Shares - 1.00% series contract	11,292.761	50.324	426.194	10,916.891
Janus Henderson VIT Research Portfolio-Service Shares - 2.00% series contract	1,502.921	2,382.428	1,880.458	2,004.891
Janus Henderson VIT Research Portfolio-Service Shares - 1.95% series contract	896.887	1,833.418	2,362.994	367.311
Janus Henderson VIT Research Portfolio-Service Shares - 1.75% series contract	1,811.866	2,438.305	2,343.133	1,907.038
Janus Henderson VIT Research Portfolio-Service Shares - 1.70% series contract	0.000	0.000	0.000	0.000
Janus Henderson VIT Research Portfolio-Service Shares - 1.65% series contract *	4,549.194	18.950	1,086.944	3,481.200
Janus Henderson VIT Research Portfolio-Service Shares - 1.65% series contract	622.400	0.000	0.000	622.400
Janus Henderson VIT Research Portfolio-Service Shares - 1.55% series contract	80.445	1.442	72.343	9.544
Janus Henderson VIT Research Portfolio-Service Shares - 1.50% series contract	267.240	297.019	0.244	564.015
Janus Henderson VIT Research Portfolio-Service Shares - 1.40% series contract	18,700.136	428.869	789.668	18,339.337
Janus Henderson VIT Research Portfolio-Service Shares - 1.25% series contract	112,363.027	8,559.052	35,664.342	85,257.737
Janus Henderson VIT Research Portfolio-Service Shares - 1.00% series contract	541.514	0.000	104.894	436.620
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I - 1.75% series contract	9.266	0.000	9.266	0.000
Core Plus Fixed Income Portfolio - Class I - 1.65% series contract *	9.270	0.000	9.270	0.000
Core Plus Fixed Income Portfolio - Class I - 1.65% series contract	6,297.613	5.363	6,302.976	0.000
Core Plus Fixed Income Portfolio - Class I - 1.55% series contract	1,232.982	23.020	1,256.002	0.000
Core Plus Fixed Income Portfolio - Class I - 1.50% series contract	876.726	114.614	991.340	0.000
Core Plus Fixed Income Portfolio - Class I - 1.40% series contract	16,354.301	333.447	16,687.748	0.000
Core Plus Fixed Income Portfolio - Class I - 1.25% series contract	27,613.718	1,021.380	28,635.098	0.000
Core Plus Fixed Income Portfolio - Class I - 1.00% series contract	2,893.015	125.185	3,018.200	0.000
Discovery Portfolio - Class I - 1.80% series contract	294.327	0.000	0.000	294.327
Discovery Portfolio - Class I - 1.75% series contract	20.075	0.000	4.012	16.063
Discovery Portfolio - Class I - 1.70% series contract	0.812	0.000	0.000	0.812
Discovery Portfolio - Class I - 1.65% series contract *	630.337	0.000	621.244	9.093
Discovery Portfolio - Class I - 1.65% series contract	1,773.420	0.000	109.057	1,664.363
Discovery Portfolio - Class I - 1.55% series contract	2,022.842	0.000	19.178	2,003.664
Discovery Portfolio - Class I - 1.50% series contract	2,747.054	173.117	5.494	2,914.677
Discovery Portfolio - Class I - 1.45% series contract	264.996	0.000	3.116	261.880
Discovery Portfolio - Class I - 1.40% series contract	3,594.935	320.294	48.758	3,866.471
Discovery Portfolio - Class I - 1.25% series contract	68,745.375	3,638.674	13,923.779	58,460.270
Discovery Portfolio - Class I - 1.00% series contract	2,447.955	254.636	969.253	1,733.338

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING-Continued

	Units Outstanding 1/1/2023	Units Purchased	Units Redeemed	Units Outstanding 12/31/2023
Morgan Stanley Variable Insurance Fund, Inc.:
U.S. Real Estate Portfolio - Class I - 1.70% series contract	799.964	8.821	0.000	808.785
U.S. Real Estate Portfolio - Class I - 1.65% series contract	961.717	73.015	87.234	947.498
U.S. Real Estate Portfolio - Class I - 1.40% series contract	68,767.654	1,346.769	4,550.349	65,564.074
Neuberger Berman Advisers Management Trust :
Mid Cap Growth Portfolio-Class S - 1.70% series contract	1,403.313	103.149	12.534	1,493.928
Mid Cap Growth Portfolio-Class S - 1.40% series contract	17,601.415	231.564	4,107.087	13,725.892
Sustainable Equity Portfolio-Class S - 1.75% series contract	1,567.464	81.432	1.503	1,647.393
Sustainable Equity Portfolio-Class S - 1.70% series contract	155.308	0.000	0.000	155.308
Sustainable Equity Portfolio-Class S - 1.65% series contract	5,827.081	0.000	0.065	5,827.016
Sustainable Equity Portfolio-Class S - 1.55% series contract	2,350.943	8.414	1,351.150	1,008.207
Sustainable Equity Portfolio-Class S - 1.40% series contract	79,377.663	2,254.406	2,983.980	78,648.089
Sustainable Equity Portfolio-Class S - 1.25% series contract	62,952.477	1,805.732	3,738.561	61,019.648
Sustainable Equity Portfolio-Class S - 1.00% series contract	18.776	0.000	0.085	18.691
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class - 2.00% series contract	1,377.941	0.000	959.755	418.186
PIMCO High Yield Portfolio - Administrative Class - 1.80% series contract	625.357	78.312	157.311	546.358
PIMCO High Yield Portfolio - Administrative Class - 1.75% series contract	2,083.810	131.209	2,205.785	9.234
PIMCO High Yield Portfolio - Administrative Class - 1.70% series contract	188.565	1.914	0.000	190.479
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract *	2,843.495	74.399	335.864	2,582.030
PIMCO High Yield Portfolio - Administrative Class - 1.65% series contract	851.138	15.083	826.919	39.302
PIMCO High Yield Portfolio - Administrative Class - 1.55% series contract	7,633.487	229.775	1,655.279	6,207.983
PIMCO High Yield Portfolio - Administrative Class - 1.50% series contract	3,700.773	421.012	1,137.384	2,984.401
PIMCO High Yield Portfolio - Administrative Class - 1.40% series contract	18,356.620	628.642	1,494.766	17,490.496
PIMCO High Yield Portfolio - Administrative Class - 1.25% series contract	116,478.329	4,722.202	11,702.001	109,498.530
PIMCO High Yield Portfolio - Administrative Class - 1.00% series contract	8,918.757	476.360	698.543	8,696.574
PIMCO Real Return Portfolio - Administrative Class - 2.00% series contract	11,260.698	28.991	10,288.734	1,000.955
PIMCO Real Return Portfolio - Administrative Class - 1.95% series contract	5,215.705	524.735	5,740.440	0.000
PIMCO Real Return Portfolio - Administrative Class - 1.80% series contract	1,709.341	0.000	115.857	1,593.484
PIMCO Real Return Portfolio - Administrative Class - 1.75% series contract	14,075.194	157.077	10,606.009	3,626.262
PIMCO Real Return Portfolio - Administrative Class - 1.70% series contract	246.144	3.081	0.000	249.225
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract *	1,788.599	81.794	4.236	1,866.157
PIMCO Real Return Portfolio - Administrative Class - 1.65% series contract	8,096.210	0.000	1,170.317	6,925.893
PIMCO Real Return Portfolio - Administrative Class - 1.55% series contract	16,095.444	512.786	699.350	15,908.880
PIMCO Real Return Portfolio - Administrative Class - 1.50% series contract	2,691.956	245.557	485.216	2,452.297
PIMCO Real Return Portfolio - Administrative Class - 1.45% series contract	1,139.741	15.176	4.269	1,150.648
PIMCO Real Return Portfolio - Administrative Class - 1.40% series contract	46,072.067	1,319.834	2,618.309	44,773.592
PIMCO Real Return Portfolio - Administrative Class - 1.25% series contract	202,520.670	7,921.785	25,964.946	184,477.509
PIMCO Real Return Portfolio - Administrative Class - 1.00% series contract	7,561.207	223.876	285.964	7,499.119
PIMCO Total Return Portfolio - Administrative Class - 2.00% series contract	30,150.337	2,995.952	18,741.670	14,404.619
PIMCO Total Return Portfolio - Administrative Class - 1.95% series contract	17,840.163	1,271.320	17,971.862	1,139.621
PIMCO Total Return Portfolio - Administrative Class - 1.80% series contract	3,216.824	286.499	655.978	2,847.345
PIMCO Total Return Portfolio - Administrative Class - 1.75% series contract	38,927.737	2,164.267	28,073.674	13,018.330
PIMCO Total Return Portfolio - Administrative Class - 1.70% series contract	441.300	8.312	0.093	449.519
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract *	12,158.884	367.382	1,635.702	10,890.564
PIMCO Total Return Portfolio - Administrative Class - 1.65% series contract	4,058.325	113.810	976.348	3,195.787
PIMCO Total Return Portfolio - Administrative Class - 1.55% series contract	27,374.260	1,540.217	2,816.712	26,097.765
PIMCO Total Return Portfolio - Administrative Class - 1.50% series contract	11,893.093	944.673	2,982.540	9,855.226
PIMCO Total Return Portfolio - Administrative Class - 1.45% series contract	3,734.707	52.627	15.451	3,771.883
PIMCO Total Return Portfolio - Administrative Class - 1.40% series contract	80,802.237	2,733.855	8,498.983	75,037.109
PIMCO Total Return Portfolio - Administrative Class - 1.25% series contract	605,331.408	26,512.301	79,839.749	552,003.960
PIMCO Total Return Portfolio - Administrative Class - 1.00% series contract	21,063.589	1,018.323	1,422.648	20,659.264
Rydex Variable Trust:
Guggenheim Long Short Equity Fund - 1.70% series contract	175.840	3.554	0.000	179.394
Guggenheim Long Short Equity Fund - 1.65% series contract	221.223	0.000	11.978	209.245
Guggenheim Long Short Equity Fund - 1.40% series contract	19,890.430	825.605	2,724.417	17,991.618
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.75% series contract	6,052.293	7.483	2,366.155	3,693.621
Wilshire Global Allocation Fund - 1.70% series contract	11.021	0.000	0.000	11.021
Wilshire Global Allocation Fund - 1.65% series contract	487.796	14.091	17.499	484.388
Wilshire Global Allocation Fund - 1.55% series contract	7,621.423	0.000	600.558	7,020.865
Wilshire Global Allocation Fund - 1.50% series contract	6.063	0.000	0.532	5.531
Wilshire Global Allocation Fund - 1.40% series contract	64,796.977	4,261.758	4,748.120	64,310.615
Wilshire Global Allocation Fund - 1.25% series contract	74,719.923	3,555.962	6,401.082	71,874.803
Wilshire Global Allocation Fund - 1.00% series contract	7,468.534	987.718	50.839	8,405.413

*	Unit value commencement date May 1, 2008
**	Unit value commencement date May 1, 2009

Contracts that do not have specific footnotes commenced at the establishment of the fund.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2024				Year Ended December 31, 2024
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	79	$7.119610	$8.147968	$616	2.40%	1.00%	1.80%	2.91%	3.75%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	111	32.379567	37.054660	5,238	0.98%	1.00%	1.80%	28.05%	29.10%
Invesco V.I. Capital Appreciation Fund-Series II Shares	242	36.204933	42.865878	10,460	0.00%	1.00%	2.00%	31.13%	32.48%
Invesco V.I. Comstock Fund-Series I Shares	180	29.908503	34.367985	5,897	1.73%	1.00%	2.00%	12.86%	14.02%
Invesco V.I. Core Equity Fund-Series I Shares	18	32.296720	34.845122	641	0.68%	1.40%	1.80%	23.33%	23.84%
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares	329	15.145314	15.881975	5,150	0.00%	1.00%	2.00%	21.42%	22.67%
Invesco V.I. Diversified Dividend Fund-Series I Shares	12	27.223678	28.381899	341	1.73%	1.40%	1.70%	11.28%	11.62%
Invesco V.I. Equity and Income Fund-Series II Shares	143	10.615075	10.670509	1,615	2.10%	1.00%	1.75%	9.99%	10.33%
Invesco V.I. EQV International Equity Fund-Series II Shares	131	13.562838	15.398359	1,934	1.57%	1.00%	1.75%	-1.43%	-0.67%
Invesco V.I. Global Fund-Series II Shares	160	26.856611	30.734605	5,345	0.00%	1.00%	1.80%	13.68%	14.62%
Invesco V.I. Global Real Estate Fund-Series II Shares	261	9.560072	11.319692	2,825	2.37%	1.00%	2.00%	-4.08%	-3.10%
Invesco V.I. Government Securities Fund-Series II Shares	35	11.324337	12.122830	427	2.36%	1.40%	1.70%	-0.27%	0.04%
Invesco V.I. Health Care Fund-Series I Shares	19	38.446940	41.158105	790	0.00%	1.40%	1.70%	2.38%	2.70%
Invesco V.I. Main Street Fund®-Series II Shares	104	34.410138	39.065844	4,122	0.00%	1.00%	1.75%	21.22%	22.15%
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares	77	22.211298	26.298616	2,089	0.13%	1.00%	2.00%	14.44%	15.62%
Invesco V.I. Main Street Small Cap Fund®-Series II Shares	94	34.497541	39.165523	4,649	0.00%	1.00%	1.75%	10.42%	11.27%
Invesco V.I. Small Cap Equity Fund-Series I Shares	142	27.643104	32.730033	4,361	0.13%	1.00%	2.00%	15.71%	16.90%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	527	16.179698	19.156696	9,588	1.76%	1.00%	2.00%	7.95%	9.06%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	114	11.723712	13.310005	1,431	1.84%	1.00%	1.75%	3.44%	4.23%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	959	19.368408	21.989091	20,041	1.48%	1.00%	1.75%	10.68%	11.54%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	258	13.621937	16.128340	3,938	2.13%	1.00%	2.00%	5.79%	6.88%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	9	28.175272	31.987980	263	0.72%	1.00%	1.75%	10.35%	11.20%
Technology Growth Portfolio-Initial Shares	11	66.408055	70.598030	774	0.00%	1.40%	1.70%	23.59%	23.97%
BNY Mellon Stock Index Fund, Inc. - Service Shares	620	38.792001	45.928596	32,041	0.93%	1.00%	2.00%	21.84%	23.09%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	37	38.811314	44.414144	1,749	0.40%	1.00%	1.80%	22.32%	23.32%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	17	46.811068	51.266445	847	0.19%	1.40%	1.80%	10.44%	10.89%
Government Money Market Portfolio	5,588	0.818617	0.984532	5,406	3.41%	1.00%	2.00%	3.29%	3.84%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	55	29.050242	32.980494	1,714	0.38%	1.00%	1.75%	18.95%	19.86%
Davis Variable Account Fund, Inc.:
Davis Equity Portfolio	261	26.922299	30.809344	7,665	1.12%	1.00%	1.80%	15.91%	16.87%
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	14	13.197353	15.626221	210	1.26%	1.00%	2.00%	7.16%	8.26%
DWS Small Mid Cap Value VIP-Class B	18	21.167963	23.669433	400	0.81%	1.00%	1.75%	3.93%	4.73%
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	55	26.769822	30.161279	1,603	1.77%	1.00%	1.75%	2.81%	3.60%
Franklin Mutual Shares VIP Fund -Class 2	67	19.135890	21.725222	1,396	2.07%	1.00%	1.75%	9.31%	10.15%
Franklin Small Cap Value VIP Fund -Class 2	29	40.469510	47.454722	1,321	0.95%	1.00%	2.00%	9.45%	10.58%
Franklin U.S. Government Securities VIP Fund -Class 2	77	9.356079	11.077530	796	2.97%	1.00%	2.00%	-0.68%	0.35%
Templeton Foreign VIP Fund -Class 2	307	9.653504	11.430123	3,328	2.52%	1.00%	2.00%	-3.00%	-2.00%
Templeton Global Bond VIP Fund -Class 2	144	9.096914	10.667503	1,473	0.00%	1.00%	2.00%	-13.16%	-12.26%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	241	27.996156	32.037562	8,082	1.79%	1.00%	1.80%	13.06%	13.99%
Janus Henderson VIT Enterprise Portfolio-Service Shares	139	39.163111	46.369099	6,958	0.64%	1.00%	2.00%	13.00%	14.16%
Janus Henderson VIT Global Research Portfolio-Service Shares	4	37.031634	39.643341	176	0.62%	1.40%	1.70%	21.15%	21.53%
Janus Henderson VIT Overseas Portfolio-Service Shares	696	9.691754	11.475866	8,768	1.34%	1.00%	2.00%	3.45%	4.51%
Janus Henderson VIT Research Portfolio-Service Shares	94	43.945337	52.029991	5,090	0.00%	1.00%	2.00%	32.24%	33.60%
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund-Standard Class II	93	25.524438	27.688146	2,493	0.00%	1.00%	1.75%	22.78%	23.72%
LVIP American Century Large Company Value Fund-Service Class	239	22.147019	26.222007	6,073	2.41%	1.00%	2.00%	8.29%	9.40%
LVIP American Century Mid Cap Value Fund-Service Class	143	31.476125	37.267301	5,191	2.41%	1.00%	2.00%	6.34%	7.43%
LVIP American Century Ultra® Fund-Service Class	5	62.198667	66.122420	351	0.00%	1.40%	1.70%	26.42%	26.80%
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio - Class I	62	38.384100	43.926810	2,593	0.00%	1.00%	1.80%	39.26%	40.40%
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	15	21.802337	22.420136	334	0.00%	1.40%	1.70%	21.64%	22.01%
Sustainable Equity Portfolio-Class S	131	18.773840	19.602573	2,519	0.00%	1.00%	1.75%	23.31%	24.26%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	138	17.344912	20.536054	2,880	5.86%	1.00%	2.00%	4.75%	5.83%
PIMCO Real Return Portfolio - Administrative Class	249	11.592743	13.725657	3,485	2.62%	1.00%	2.00%	0.08%	1.11%
PIMCO Total Return Portfolio - Administrative Class	680	12.045072	14.261248	9,481	4.03%	1.00%	2.00%	0.47%	1.50%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	140	13.385970	14.019863	1,924	1.78%	1.00%	1.75%	9.01%	9.85%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2023				Year Ended December 31, 2023
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	82	$6.918511	$7.853301	$617	0.70%	1.00%	1.80%	12.77%	13.69%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	125	25.287285	28.702701	4,586	0.61%	1.00%	1.80%	13.53%	14.45%
Invesco V.I. Capital Appreciation Fund-Series II Shares	262	27.610078	32.356946	8,528	0.00%	1.00%	2.00%	32.34%	33.68%
Invesco V.I. Comstock Fund-Series I Shares	204	26.501593	30.142997	5,871	1.73%	1.00%	2.00%	10.12%	11.24%
Invesco V.I. Conservative Balanced Fund-Series II Shares	46	12.524258	14.110282	841	1.69%	1.00%	1.75%	10.35%	11.19%
Invesco V.I. Core Equity Fund-Series I Shares	19	26.187344	28.138244	540	0.75%	1.40%	1.80%	21.15%	21.64%
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares	360	12.473189	12.946661	4,604	0.00%	1.00%	2.00%	10.60%	11.73%
Invesco V.I. Diversified Dividend Fund-Series I Shares	15	24.465096	25.427804	384	1.93%	1.40%	1.70%	7.20%	7.52%
Invesco V.I. Equity and Income Fund-Series II Shares	78	10.200633	10.269934	800	1.69%	1.40%	1.65%	8.42%	8.70%
Invesco V.I. EQV International Equity Fund-Series II Shares	139	13.758963	15.501638	2,074	0.00%	1.00%	1.75%	15.81%	16.69%
Invesco V.I. Global Fund-Series II Shares	174	23.624043	26.815063	5,080	0.00%	1.00%	1.80%	32.04%	33.11%
Invesco V.I. Global Real Estate Fund-Series II Shares	280	9.967006	11.681273	3,138	1.18%	1.00%	2.00%	6.65%	7.74%
Invesco V.I. Government Securities Fund-Series II Shares	37	11.354457	12.117823	450	1.79%	1.40%	1.70%	2.69%	3.00%
Invesco V.I. Health Care Fund-Series I Shares	22	37.552160	40.077022	869	0.00%	1.40%	1.70%	1.28%	1.58%
Invesco V.I. Main Street Fund®-Series II Shares	112	28.387240	31.981930	3,621	0.47%	1.00%	1.75%	20.69%	21.60%
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares	82	19.408728	22.746287	1,949	0.03%	1.00%	2.00%	11.87%	13.01%
Invesco V.I. Main Street Small Cap Fund®-Series II Shares	99	31.009530	35.197752	4,407	0.90%	1.00%	1.80%	15.70%	16.64%
Invesco V.I. Small Cap Equity Fund-Series I Shares	148	23.889880	27.998049	3,920	0.00%	1.00%	2.00%	14.25%	15.41%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	567	14.988171	17.565198	9,466	1.92%	1.00%	2.00%	10.57%	11.70%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	177	11.334312	12.769605	2,170	2.21%	1.00%	1.75%	5.96%	6.77%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,050	17.498836	19.714806	19,719	1.78%	1.00%	1.75%	13.26%	14.12%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	293	12.876586	15.090568	4,190	2.00%	1.00%	2.00%	8.39%	9.49%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	102	20.789542	22.379617	2,204	0.00%	1.00%	1.75%	18.58%	19.49%
VP Large Company Value Fund-Class II	262	20.451607	23.968038	6,103	2.38%	1.00%	2.00%	1.71%	2.74%
VP Mid Cap Value Fund-Class II	149	29.600560	34.689739	5,045	2.12%	1.00%	2.00%	3.91%	4.97%
VP Ultra® Fund-Class II	6	49.201395	52.145012	316	0.00%	1.40%	1.70%	40.84%	41.27%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	12	25.532521	28.766182	331	0.49%	1.00%	1.75%	15.93%	16.81%
Technology Growth Portfolio-Initial Shares	12	53.734100	56.949407	704	0.00%	1.40%	1.70%	56.72%	57.20%
BNY Mellon Stock Index Fund, Inc. - Service Shares	676	31.838606	37.312198	28,333	1.16%	1.00%	2.00%	23.10%	24.35%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	41	31.730280	36.015169	1,562	0.55%	1.00%	1.80%	21.29%	22.28%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	17	42.385553	46.229992	782	0.49%	1.40%	1.80%	18.50%	18.98%
Government Money Market Portfolio	2,831	0.792277	0.948147	2,605	4.62%	1.00%	2.00%	3.23%	3.82%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	57	24.422878	27.515338	1,497	0.54%	1.00%	1.75%	18.02%	18.92%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	286	23.226251	26.363166	7,204	1.34%	1.00%	1.80%	30.25%	31.31%
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	14	12.315497	14.433537	200	0.62%	1.00%	2.00%	13.73%	14.88%
DWS Small Mid Cap Value VIP-Class B	17	20.368150	22.601097	371	0.80%	1.00%	1.75%	12.59%	13.44%
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	58	25.844993	29.112643	1,636	2.41%	1.00%	1.80%	18.15%	19.11%
Franklin Mutual Shares VIP Fund -Class 2	75	17.506402	19.723425	1,416	1.77%	1.00%	1.75%	11.48%	12.33%
Franklin Small Cap Value VIP Fund -Class 2	32	36.974390	42.914753	1,290	0.50%	1.00%	2.00%	10.50%	11.62%
Franklin U.S. Government Securities VIP Fund -Class 2	85	9.419767	11.039306	883	2.99%	1.00%	2.00%	2.38%	3.42%
Templeton Foreign VIP Fund -Class 2	321	9.951557	11.662974	3,560	3.43%	1.00%	2.00%	18.35%	19.55%
Templeton Global Bond VIP Fund -Class 2	156	10.475390	12.158749	1,822	0.00%	1.00%	2.00%	0.83%	1.86%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	255	24.762868	28.106688	7,569	1.71%	1.00%	1.80%	13.07%	13.99%
Janus Henderson VIT Enterprise Portfolio-Service Shares	151	34.658704	40.618012	6,624	0.09%	1.00%	2.00%	15.43%	16.60%
Janus Henderson VIT Global Research Portfolio-Service Shares	5	30.565550	32.620995	148	0.79%	1.40%	1.70%	24.33%	24.70%
Janus Henderson VIT Overseas Portfolio-Service Shares	741	9.368672	10.980324	8,929	1.40%	1.00%	2.00%	8.38%	9.48%
Janus Henderson VIT Research Portfolio-Service Shares	113	33.231800	38.944970	4,540	0.06%	1.00%	2.00%	39.97%	41.39%
Morgan Stanley Variable Insurance Fund, Inc.:
Discovery Portfolio - Class I	71	27.562985	31.286366	2,141	0.00%	1.00%	1.80%	41.75%	42.90%
U.S. Real Estate Portfolio - Class I	67	33.588452	35.846919	2,410	2.26%	1.40%	1.70%	12.58%	12.92%
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	15	17.923572	18.374989	279	0.00%	1.40%	1.70%	15.96%	16.32%
Sustainable Equity Portfolio-Class S	148	15.225229	15.775914	2,301	0.08%	1.00%	1.75%	24.36%	25.31%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	149	16.558631	19.405437	2,963	5.68%	1.00%	2.00%	10.01%	11.13%
PIMCO Real Return Portfolio - Administrative Class	272	11.584008	13.575597	3,756	2.91%	1.00%	2.00%	1.60%	2.64%
PIMCO Total Return Portfolio - Administrative Class	733	11.988831	14.050047	10,109	3.52%	1.00%	2.00%	3.83%	4.88%
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	18	18.811680	20.076410	369	0.26%	1.40%	1.70%	10.84%	11.18%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	156	12.279286	12.762530	1,956	1.31%	1.00%	1.75%	14.41%	15.28%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2022				Year Ended December 31, 2022
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	88	$6.135004	$6.907831	$586	3.86%	1.00%	1.80%	-15.34%	-14.66%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	140	22.274637	25.079484	4,417	0.71%	1.00%	1.80%	-4.36%	-3.58%
Invesco V.I. Capital Appreciation Fund-Series II Shares	286	20.863336	24.204267	6,969	0.00%	1.00%	2.00%	-32.34%	-31.65%
Invesco V.I. Comstock Fund-Series I Shares	245	24.066604	27.097752	6,328	1.49%	1.00%	2.00%	-0.89%	0.11%
Invesco V.I. Conservative Balanced Fund-Series II Shares	50	11.349898	12.690583	817	1.08%	1.00%	1.75%	-18.47%	-17.85%
Invesco V.I. Core Equity Fund-Series I Shares	20	21.615504	23.131993	463	0.89%	1.40%	1.80%	-21.97%	-21.66%
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares	390	11.277729	11.587971	4,480	0.00%	1.00%	2.00%	-32.51%	-31.82%
Invesco V.I. Diversified Dividend Fund-Series I Shares	16	22.822458	23.648650	386	1.83%	1.40%	1.70%	-3.35%	-3.05%
Invesco V.I. Equity and Income Fund-Series II Shares	84	9.408113	9.448103	798	1.42%	1.40%	1.65%	-9.23%	-9.00%
Invesco V.I. EQV International Equity Fund-Series II Shares	157	11.880609	13.284269	2,012	1.35%	1.00%	1.75%	-19.93%	-19.32%
Invesco V.I. Global Fund-Series II Shares	198	17.892158	20.145441	4,356	0.00%	1.00%	1.80%	-33.16%	-32.62%
Invesco V.I. Global Real Estate Fund-Series II Shares	291	9.345157	10.842122	3,027	2.41%	1.00%	2.00%	-26.64%	-25.89%
Invesco V.I. Government Securities Fund-Series II Shares	38	11.057105	11.764707	441	1.97%	1.40%	1.70%	-12.09%	-11.83%
Invesco V.I. Health Care Fund-Series I Shares	22	37.079320	39.452450	878	0.00%	1.40%	1.70%	-14.79%	-14.53%
Invesco V.I. Main Street Fund®-Series II Shares	131	23.521450	26.299887	3,485	1.02%	1.00%	1.75%	-21.70%	-21.10%
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares	109	17.349543	20.128228	2,284	0.06%	1.00%	2.00%	-16.16%	-15.31%
Invesco V.I. Main Street Small Cap Fund®-Series II Shares	107	26.800618	30.175323	4,037	0.23%	1.00%	1.80%	-17.55%	-16.88%
Invesco V.I. Small Cap Equity Fund-Series I Shares	160	20.910032	24.258974	3,674	0.00%	1.00%	2.00%	-22.09%	-21.30%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	621	13.555151	15.725782	9,311	1.55%	1.00%	2.00%	-14.62%	-13.75%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	201	10.696709	11.960183	2,307	1.48%	1.00%	1.75%	-13.36%	-12.70%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,105	15.450579	17.275678	18,218	1.46%	1.00%	1.75%	-14.77%	-14.12%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	332	11.879984	13.782348	4,360	1.62%	1.00%	2.00%	-14.29%	-13.41%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	105	17.531454	18.729844	1,911	0.00%	1.00%	1.75%	-29.37%	-28.83%
VP Large Company Value Fund-Class II	281	20.108331	23.328312	6,376	1.88%	1.00%	2.00%	-2.44%	-1.45%
VP Mid Cap Value Fund-Class II	158	28.486481	33.047751	5,135	2.07%	1.00%	2.00%	-3.35%	-2.37%
VP Ultra® Fund-Class II	6	34.933617	36.911558	232	0.00%	1.40%	1.70%	-33.61%	-33.41%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	14	22.024431	24.626360	320	0.43%	1.00%	1.75%	-15.78%	-15.14%
Technology Growth Portfolio-Initial Shares	14	34.286293	36.227969	500	0.00%	1.40%	1.70%	-47.30%	-47.14%
BNY Mellon Stock Index Fund, Inc. - Service Shares	764	25.864482	30.005911	25,554	1.03%	1.00%	2.00%	-20.15%	-19.34%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	47	26.160545	29.454179	1,477	0.30%	1.00%	1.80%	-24.45%	-23.83%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	17	35.767827	38.854406	667	0.38%	1.40%	1.80%	-19.72%	-19.40%
Government Money Market Portfolio	1,879	0.767354	0.913269	1,679	1.39%	1.00%	2.00%	-0.97%	0.27%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	79	20.693170	23.137323	1,737	0.63%	1.00%	1.75%	-20.48%	-19.88%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	309	17.832030	20.077463	5,936	1.19%	1.00%	1.80%	-21.57%	-20.93%
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	33	10.829031	12.563596	380	1.02%	1.00%	2.00%	-29.94%	-29.23%
DWS Small Mid Cap Value VIP-Class B	19	18.090944	19.922564	355	0.43%	1.00%	1.75%	-17.60%	-16.98%
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	64	21.874482	24.441700	1,516	1.33%	1.00%	1.80%	-6.46%	-5.70%
Franklin Mutual Shares VIP Fund -Class 2	86	15.703145	17.558168	1,443	1.75%	1.00%	1.75%	-9.05%	-8.35%
Franklin Small Cap Value VIP Fund -Class 2	43	33.462072	38.446837	1,557	0.92%	1.00%	2.00%	-11.86%	-10.96%
Franklin U.S. Government Securities VIP Fund -Class 2	108	9.200631	10.673826	1,082	2.44%	1.00%	2.00%	-11.55%	-10.65%
Templeton Foreign VIP Fund -Class 2	419	8.408643	9.755483	3,870	2.77%	1.00%	2.00%	-9.45%	-8.53%
Templeton Global Bond VIP Fund -Class 2	210	10.388929	11.936867	2,386	0.00%	1.00%	2.00%	-6.85%	-5.90%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	311	21.900829	24.657933	8,084	0.91%	1.00%	1.80%	-18.12%	-17.45%
Janus Henderson VIT Enterprise Portfolio-Service Shares	175	30.026410	34.834865	6,541	0.07%	1.00%	2.00%	-17.82%	-16.99%
Janus Henderson VIT Global Research Portfolio-Service Shares	5	24.584756	26.158542	139	0.83%	1.40%	1.70%	-20.98%	-20.73%
Janus Henderson VIT Overseas Portfolio-Service Shares	874	8.644327	10.029309	9,468	1.52%	1.00%	2.00%	-10.66%	-9.75%
Janus Henderson VIT Research Portfolio-Service Shares	141	23.742768	27.544688	3,977	0.52%	1.00%	2.00%	-31.46%	-30.76%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	55	11.872810	13.275086	739	4.09%	1.00%	1.75%	-15.83%	-15.19%
Discovery Portfolio - Class I	83	19.444238	21.893355	1,741	0.00%	1.00%	1.80%	-63.63%	-63.33%
U.S. Real Estate Portfolio - Class I	71	29.836344	31.746040	2,236	1.18%	1.40%	1.70%	-28.29%	-28.07%
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	19	15.456179	15.797472	300	0.00%	1.40%	1.70%	-30.04%	-29.82%
Sustainable Equity Portfolio-Class S	152	12.242791	12.589835	1,892	0.10%	1.00%	1.75%	-20.08%	-19.47%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	163	15.051856	17.461919	2,926	4.79%	1.00%	2.00%	-12.09%	-11.19%
PIMCO Real Return Portfolio - Administrative Class	318	11.401227	13.226732	4,249	6.99%	1.00%	2.00%	-13.67%	-12.79%
PIMCO Total Return Portfolio - Administrative Class	857	11.547049	13.395946	11,215	2.56%	1.00%	2.00%	-16.02%	-15.16%
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	20	16.971507	18.057610	366	0.45%	1.40%	1.70%	-15.84%	-15.58%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	161	10.733087	11.071213	1,760	3.22%	1.00%	1.75%	-19.26%	-18.65%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2021				Year Ended December 31, 2021
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	88	$7.247053	$8.094073	$689	1.73%	1.00%	1.80%	8.86%	9.75%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	151	23.290671	26.011874	4,919	0.46%	1.00%	1.80%	25.65%	26.67%
Invesco V.I. Capital Appreciation Fund-Series II Shares	305	30.836560	35.413338	10,910	0.00%	1.00%	2.00%	19.84%	21.06%
Invesco V.I. Comstock Fund-Series I Shares	292	24.283788	27.066638	7,537	1.84%	1.00%	2.00%	30.70%	32.03%
Invesco V.I. Conservative Balanced Fund-Series II Shares	53	13.921038	15.447649	1,049	1.24%	1.00%	1.75%	8.37%	9.20%
Invesco V.I. Core Equity Fund-Series I Shares	20	27.703114	29.526635	603	0.65%	1.40%	1.80%	25.44%	25.95%
Invesco V.I. Discovery Mid Cap Growth Fund-Series II Shares	428	16.709632	16.995878	7,232	0.00%	1.00%	2.00%	16.42%	17.60%
Invesco V.I. Diversified Dividend Fund-Series I Shares	17	23.612743	24.393330	416	2.14%	1.40%	1.70%	16.87%	17.23%
Invesco V.I. Equity and Income Fund-Series II Shares (*)	84	10.365212	10.382945	876	3.27%	1.40%	1.65%	0.00%	0.00%
Invesco V.I. Global Fund-Series II Shares	209	26.768901	29.896553	6,907	0.00%	1.00%	1.80%	13.10%	14.02%
Invesco V.I. Global Real Estate Fund-Series II Shares	304	12.738438	14.629664	4,285	2.60%	1.00%	2.00%	22.94%	24.19%
Invesco V.I. Government Securities Fund-Series II Shares	29	12.578429	13.342786	377	1.96%	1.40%	1.70%	-4.09%	-3.80%
Invesco V.I. Health Care Fund-Series I Shares	22	43.513718	46.158106	1,029	0.21%	1.40%	1.70%	10.39%	10.73%
Invesco V.I. International Growth Fund-Series II Shares	166	14.837703	16.465113	2,645	1.11%	1.00%	1.75%	3.76%	4.55%
Invesco V.I. Main Street Fund®-Series II Shares	145	30.040932	33.335235	4,920	0.50%	1.00%	1.75%	25.01%	25.96%
Invesco V.I. Main Street Mid Cap Fund®-Series II Shares	143	20.694113	23.766197	3,526	0.26%	1.00%	2.00%	20.41%	21.64%
Invesco V.I. Main Street Small Cap Fund®-Series II Shares	120	32.505902	36.303599	5,423	0.18%	1.00%	1.80%	20.06%	21.04%
Invesco V.I. Small Cap Equity Fund-Series I Shares	168	26.840311	30.824739	4,919	0.17%	1.00%	2.00%	17.99%	19.20%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	685	15.876998	18.233610	11,936	1.33%	1.00%	2.00%	8.57%	9.68%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	193	12.346064	13.699916	2,542	1.36%	1.00%	1.75%	0.49%	1.26%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,226	18.127648	20.115594	23,559	1.24%	1.00%	1.75%	12.87%	13.74%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	356	13.860016	15.917243	5,410	1.39%	1.00%	2.00%	4.34%	5.40%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	116	24.820804	26.316589	2,969	0.00%	1.00%	1.75%	9.21%	10.04%
VP Large Company Value Fund-Class II	312	20.611916	23.671515	7,201	1.27%	1.00%	2.00%	19.10%	20.31%
VP Mid Cap Value Fund-Class II	169	29.474824	33.849605	5,632	1.06%	1.00%	2.00%	20.56%	21.79%
VP Ultra® Fund-Class II	6	52.617961	55.428294	354	0.00%	1.40%	1.70%	20.90%	21.27%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	14	26.151473	29.019668	389	0.46%	1.00%	1.75%	23.36%	24.31%
Technology Growth Portfolio-Initial Shares	14	65.057933	68.533139	987	0.00%	1.40%	1.70%	11.01%	11.35%
BNY Mellon Stock Index Fund, Inc. - Service Shares	826	32.391693	37.199111	34,367	0.82%	1.00%	2.00%	25.56%	26.84%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	59	34.625219	38.669871	2,391	0.60%	1.00%	1.80%	24.40%	25.42%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	21	44.555706	48.204657	985	0.20%	1.40%	1.80%	24.49%	25.00%
Government Money Market Portfolio	1,369	0.774872	0.910845	1,234	0.01%	1.00%	2.00%	-2.53%	-1.10%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	88	26.023913	28.877506	2,435	0.37%	1.00%	1.75%	19.27%	20.18%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	326	22.735159	25.391387	7,957	0.62%	1.00%	1.80%	15.73%	16.67%
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	37	15.456971	17.751720	608	0.34%	1.00%	2.00%	5.95%	7.03%
DWS Small Mid Cap Value VIP-Class B	18	21.956082	23.996019	424	0.94%	1.00%	1.75%	27.77%	28.74%
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	71	23.384920	25.918622	1,766	2.76%	1.00%	1.80%	16.99%	17.94%
Franklin Mutual Shares VIP Fund -Class 2	95	17.265205	19.158702	1,762	3.02%	1.00%	1.75%	17.08%	17.98%
Franklin Small Cap Value VIP Fund -Class 2	53	37.964856	43.180373	2,173	1.10%	1.00%	2.00%	22.86%	24.11%
Franklin U.S. Government Securities VIP Fund -Class 2	123	10.402512	11.946443	1,386	2.46%	1.00%	2.00%	-3.79%	-2.81%
Templeton Foreign VIP Fund -Class 2	437	9.286352	10.665058	4,417	1.93%	1.00%	2.00%	2.08%	3.12%
Templeton Global Bond VIP Fund -Class 2	252	11.152596	12.685092	3,044	0.00%	1.00%	2.00%	-6.89%	-5.94%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	341	26.746223	29.870306	10,712	0.66%	1.00%	1.80%	14.81%	15.74%
Janus Henderson VIT Enterprise Portfolio-Service Shares	191	36.539533	41.963239	8,677	0.25%	1.00%	2.00%	14.21%	15.38%
Janus Henderson VIT Global Research Portfolio-Service Shares	6	31.110194	33.001188	188	0.37%	1.40%	1.70%	15.79%	16.15%
Janus Henderson VIT Overseas Portfolio-Service Shares	1,074	9.675465	11.112335	12,690	1.05%	1.00%	2.00%	11.02%	12.16%
Janus Henderson VIT Research Portfolio-Service Shares	133	34.641572	39.782908	5,426	0.02%	1.00%	2.00%	17.65%	18.85%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	53	14.105368	15.651992	842	3.93%	1.00%	1.75%	-2.07%	-1.32%
Discovery Portfolio - Class I	90	53.463860	59.710124	5,218	0.00%	1.00%	1.80%	-12.66%	-11.95%
U.S. Real Estate Portfolio - Class I	73	41.608871	44.137519	3,205	2.06%	1.40%	1.70%	37.43%	37.85%
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	19	22.091585	22.510792	433	0.00%	1.40%	1.70%	10.81%	11.15%
Sustainable Equity Portfolio-Class S	188	15.317905	15.632908	2,912	0.17%	1.00%	1.75%	21.01%	21.93%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	185	17.121724	19.662878	3,724	4.48%	1.00%	2.00%	1.56%	2.60%
PIMCO Real Return Portfolio - Administrative Class	352	13.206413	15.166447	5,406	4.85%	1.00%	2.00%	3.50%	4.55%
PIMCO Total Return Portfolio - Administrative Class	909	13.749652	15.790315	14,085	1.81%	1.00%	2.00%	-3.24%	-2.25%
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	21	20.165782	21.391218	445	0.68%	1.40%	1.70%	21.70%	22.07%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	177	13.293686	13.608700	2,391	1.14%	1.00%	1.75%	9.89%	10.72%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*)	Period from April 30, 2021 (commencement of operations) to December 31, 2021.

ANNUITY INVESTORS VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2020				Year Ended December 31, 2020
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AB Variable Products Series Fund, Inc.:
AB International Value Portfolio - Class B	93	$6.657171	$7.375180	$665	1.35%	1.00%	1.80%	0.37%	1.19%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series II Shares	337	25.732408	29.253183	9,965	0.00%	1.00%	2.00%	33.51%	34.87%
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series II Shares	62	12.846007	14.146742	1,086	1.76%	1.00%	1.75%	12.58%	13.44%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series II Shares (*)	499	14.353343	14.451698	7,201	0.00%	1.00%	2.00%	0.00%	0.00%
Invesco Oppenheimer V.I. Global Fund-Series II Shares	228	23.668833	26.220679	6,602	0.39%	1.00%	1.80%	25.04%	26.06%
Invesco Oppenheimer V.I. Main Street Fund®-Series II Shares	163	24.031575	26.464946	4,391	1.02%	1.00%	1.75%	11.70%	12.55%
Invesco Oppenheimer V.I. Main Street Small Cap Fund®-Series II Shares	140	27.074059	29.992925	5,174	0.31%	1.00%	1.80%	17.48%	18.44%
Invesco V.I. American Value Fund-Series I Shares	162	18.536325	20.534871	4,220	0.76%	1.00%	1.80%	-0.70%	0.11%
Invesco V.I. Comstock Fund-Series I Shares	328	18.580453	20.500707	6,452	2.10%	1.00%	2.00%	-2.84%	-1.85%
Invesco V.I. Core Equity Fund-Series I Shares	23	22.084497	23.442820	535	1.22%	1.40%	1.80%	11.80%	12.25%
Invesco V.I. Diversified Dividend Fund-Series I Shares	19	20.203551	20.808037	385	3.01%	1.40%	1.70%	-1.57%	-1.26%
Invesco V.I. Global Real Estate Fund-Series II Shares	332	10.361820	11.780072	3,778	4.04%	1.00%	2.00%	-14.32%	-13.44%
Invesco V.I. Government Securities Fund-Series II Shares	35	13.115177	13.869853	482	2.34%	1.40%	1.70%	4.16%	4.48%
Invesco V.I. Health Care Fund-Series I Shares	24	39.418349	41.686721	982	0.30%	1.40%	1.70%	12.51%	12.85%
Invesco V.I. International Growth Fund-Series II Shares	164	14.300306	15.748524	2,497	1.93%	1.00%	1.75%	11.74%	12.60%
Invesco V.I. Managed Volatility Fund-Series II Shares	32	25.394544	26.492475	858	1.60%	1.40%	1.65%	-3.38%	-3.14%
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares	149	17.186587	19.538638	3,035	0.44%	1.00%	2.00%	6.76%	7.85%
Invesco V.I. Small Cap Equity Fund-Series I Shares	187	22.747101	25.860033	4,587	0.31%	1.00%	2.00%	24.69%	25.97%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	744	14.623161	16.624040	11,870	1.88%	1.00%	2.00%	6.93%	8.03%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	212	12.286102	13.530051	2,776	1.80%	1.00%	1.75%	4.62%	5.43%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	1,302	16.059974	17.686199	22,084	1.80%	1.00%	1.75%	8.08%	8.90%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	382	13.283540	15.101097	5,530	1.98%	1.00%	2.00%	6.25%	7.34%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	129	22.727668	23.914648	3,013	0.00%	1.00%	1.75%	39.96%	41.03%
VP Large Company Value Fund-Class II	340	17.306458	19.674743	6,553	1.40%	1.00%	2.00%	0.43%	1.46%
VP Mid Cap Value Fund-Class II	186	24.448810	27.794143	5,091	1.45%	1.00%	2.00%	-0.92%	0.10%
VP Ultra® Fund-Class II	8	43.520333	45.705489	364	0.00%	1.40%	1.70%	47.00%	47.45%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	14	21.198620	23.345457	297	0.47%	1.00%	1.75%	5.95%	6.76%
Technology Growth Portfolio-Initial Shares	17	58.605844	61.548768	1,016	0.22%	1.40%	1.70%	67.03%	67.54%
BNY Mellon Stock Index Fund, Inc. - Service Shares	940	25.798724	29.328565	30,829	1.22%	1.00%	2.00%	15.35%	16.53%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	63	27.833184	30.833391	2,030	0.92%	1.00%	1.80%	21.62%	22.61%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Service Shares	21	35.790210	38.564419	811	0.52%	1.40%	1.80%	21.15%	21.65%
Government Money Market Portfolio	1,582	0.794947	0.920951	1,445	0.23%	1.00%	2.00%	-2.23%	-0.87%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	100	21.818681	24.027790	2,310	0.45%	1.00%	1.75%	20.28%	21.20%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	362	19.644713	21.762676	7,582	0.65%	1.00%	1.80%	9.70%	10.60%
Deutsche DWS Variable Series II:
DWS International Growth VIP-Class A	38	14.589124	16.585756	590	1.69%	1.00%	2.00%	20.23%	21.46%
DWS Small Mid Cap Value VIP-Class B	19	17.184361	18.638793	341	0.93%	1.00%	1.75%	-3.90%	-3.16%
Franklin Templeton Variable Insurance Products Trust :
Franklin Mutual Global Discovery VIP Fund -Class 2	80	19.989587	21.976460	1,689	1.94%	1.00%	1.80%	-6.19%	-5.42%
Franklin Mutual Shares VIP Fund -Class 2	110	14.746140	16.239438	1,726	2.42%	1.00%	1.75%	-6.71%	-6.00%
Franklin Small Cap Value VIP Fund -Class 2	59	30.900883	34.791159	1,961	7.11%	1.00%	2.00%	3.08%	4.13%
Franklin U.S. Government Securities VIP Fund -Class 2	141	10.812303	12.291586	1,653	3.79%	1.00%	2.00%	1.75%	2.79%
Templeton Foreign VIP Fund -Class 2	445	9.097561	10.342702	4,378	3.03%	1.00%	2.00%	-3.14%	-2.15%
Templeton Global Bond VIP Fund -Class 2	255	11.978331	13.486600	3,287	8.11%	1.00%	2.00%	-6.83%	-5.88%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Service Shares	393	23.296923	25.807925	10,725	1.42%	1.00%	1.80%	11.97%	12.89%
Janus Henderson VIT Enterprise Portfolio-Service Shares	218	31.992671	36.370345	8,587	0.00%	1.00%	2.00%	16.79%	17.99%
Janus Henderson VIT Global Research Portfolio-Service Shares	6	26.866736	28.413185	178	0.51%	1.40%	1.70%	17.72%	18.08%
Janus Henderson VIT Overseas Portfolio-Service Shares	1,166	8.714845	9.907982	12,373	1.07%	1.00%	2.00%	13.70%	14.86%
Janus Henderson VIT Research Portfolio-Service Shares	164	29.445257	33.473829	5,625	0.21%	1.00%	2.00%	29.92%	31.25%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio - Class I	57	14.403272	15.861427	920	3.00%	1.00%	1.75%	5.91%	6.72%
Discovery Portfolio - Class I	101	61.215085	67.813492	6,666	0.00%	1.00%	1.80%	147.76%	149.78%
U.S. Real Estate Portfolio - Class I	78	30.277009	32.019494	2,504	2.39%	1.40%	1.70%	-18.27%	-18.02%
Neuberger Berman Advisers Management Trust:
Mid Cap Growth Portfolio-Class S	19	19.936912	20.253460	378	0.00%	1.40%	1.70%	37.33%	37.75%
Sustainable Equity Portfolio-Class S	218	12.658718	12.821190	2,781	0.35%	1.00%	1.75%	17.19%	18.08%
PIMCO Variable Insurance Trust:
PIMCO High Yield Portfolio - Administrative Class	193	16.858517	19.164984	3,809	4.65%	1.00%	2.00%	3.64%	4.70%
PIMCO Real Return Portfolio - Administrative Class	390	12.760161	14.505927	5,775	1.41%	1.00%	2.00%	9.48%	10.60%
PIMCO Total Return Portfolio - Administrative Class	973	14.210296	16.154415	15,489	2.10%	1.00%	2.00%	6.48%	7.57%
Rydex Variable Trust:
Guggenheim Long Short Equity Fund	22	16.570732	17.524305	377	0.82%	1.40%	1.70%	3.14%	3.46%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	185	12.097813	12.290667	2,262	3.65%	1.00%	1.75%	9.96%	10.80%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*)	Period from April 30, 2020 (commencement of operations) to December 31, 2020.

MassMutualAscend.com

191 Rosa Parks Street

Cincinnati, OH 45202

About us

At MassMutual Ascend, we are committed to going above and beyond – so when it comes to our customers’ financial futures, the impossible feels possible. It’s the reason we’re a leading provider of annuities today, and it’s the reason we’ll continue rising to the top tomorrow. As a proud subsidiary of MassMutual with more than five decades of experience, we are proud to offer customers a level of strength and stability they can count on for years to come.

© 2025 MassMutual Ascend Life Insurance Company, Cincinnati, OH 45202.

All rights reserved. www.MassMutualAscend.com

5992-ASC                2/25